UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Brian D. Harding 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT March 31, 2017

Diversified Funds

ICON Bond Fund

ICON Equity Income Fund

ICON Fund

ICON Long/Short Fund

ICON Opportunities Fund

ICON Risk-Managed Balanced Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON Diversified Funds	About This Report

March 31, 2017 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2017, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund and ICON Equity Income Fund may invest up to 35% and 25% of its assets in high-yield bonds that are below investment grade, respectively. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Bond Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Corporate Bonds (68.26%)
Consumer Discretionary (2.41%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	$500,000	$524,775
Macy’s Retail Holdings, Inc.
4.38%, 09/01/23(b)	1,000,000	995,753
WCI Communities, Inc. / Lennar Corp.
6.88%, 08/15/21	335,000	352,420

		1,872,948

Consumer Staples (9.56%)
CVS Health Corp.
4.75%, 12/01/22	750,000	814,138
HRG Group, Inc.
7.88%, 07/15/19	1,325,000	1,371,375
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	2,871,000	3,068,935
WhiteWave Foods Co.
5.38%, 10/01/22	2,000,000	2,172,500

		7,426,948

Energy (6.98%)
MPLX L.P.
5.50%, 02/15/23	2,000,000	2,062,000
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	1,250,000	1,303,125
Williams Partners L.P. / ACMP Finance Corp.
4.88%, 05/15/23	2,000,000	2,060,160

		5,425,285

Financial (24.12%)
American Equity Investment Life Holding Co.
6.63%, 07/15/21	500,000	518,750
Berkshire Hathaway, Inc.
2.75%, 03/15/23	1,000,000	1,000,111
Credit Acceptance Corp.
6.13%, 02/15/21	1,000,000	997,500
E*TRADE Financial Corp.
5.38%, 11/15/22	1,347,000	1,410,972
GFI Group, Inc.
8.38%, 07/19/18	2,000,000	2,125,000
Greystar Real Estate Partners LLC
8.25%, 12/01/22(a)	190,000	204,962
Infinity Property & Casualty Corp.
5.00%, 09/19/22	640,000	675,845
International Lease Finance Corp.
5.88%, 08/15/22	1,500,000	1,668,620
8.25%, 12/15/20	1,113,000	1,313,460
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a)	1,135,000	1,435,038
MetLife Capital Trust IV
7.88%, 12/15/37(a)	1,000,000	1,230,000

	Shares or Principal Amount	Value

Financial (continued)
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	$1,884,000	$1,939,352
Prudential Financial, Inc.
8.88%, 06/15/38(d)	3,200,000	3,440,000
Radian Group, Inc.
5.50%, 06/01/19	750,000	788,438

		18,748,048

Health Care (4.78%)
Abbott Laboratories
3.88%, 09/15/25	1,935,000	1,960,770
HCA Holdings, Inc.
5.25%, 04/15/25	1,650,000	1,753,125

		3,713,895

Industrials (12.42%)
AECOM
5.75%, 10/15/22(b)	790,000	828,512
Aircastle, Ltd.
5.00%, 04/01/23	1,895,000	1,994,488
Commercial Vehicle Group, Inc.
7.88%, 04/15/19	500,000	500,000
General Electric Co., Series D
5.00%, 01/21/21(d)	1,000,000	1,053,750
Joy Global, Inc.
5.13%, 10/15/21	500,000	536,579
Park-Ohio Industries, Inc.
8.13%, 04/01/21	1,174,000	1,208,715
Spirit AeroSystems, Inc.
5.25%, 03/15/22	3,392,000	3,532,164

		9,654,208

Information Technology (4.49%)
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	1,515,000	1,586,913
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	1,800,000	1,905,750

		3,492,663

Materials (1.81%)
Chemtura Corp.
5.75%, 07/15/21	250,000	258,438
FMG Resources (August 2006) Pty., Ltd.
9.75%, 03/01/22(a)	1,000,000	1,146,250

		1,404,688

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	3

ICON Bond Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Utilities (1.69%)
DPL, Inc.
6.75%, 10/01/19	$1,250,000	$1,312,500

Total Corporate Bonds (Cost $53,120,252)		53,051,183

Convertible Corporate Bonds (4.99%)
Telecommunication Services (4.99%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	3,750,000	3,876,562

Total Convertible Corporate Bonds (Cost $3,868,825)		3,876,562

U.S. Treasury Obligations (2.57%)
U.S. Treasury Note
1.88%, 01/31/22	2,000,000	1,995,468

Total U.S. Treasury Obligations (Cost $1,989,776)		1,995,468

Collateralized Mortgage Obligations (7.04%)
New Residential Mortgage Loan Trust,
Series 2016-1A, Class B3 5.57%, 03/25/56(a)(c)(d)	479,152	477,533
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A5 3.51%, 06/25/29(a)(c)(d)	2,230,000	2,224,653
Towd Point Mortgage Trust, Inc.,
Series 2015-4, Class M2 3.75%, 01/25/27(a)(c)(d)	2,000,000	1,951,865
Towd Point Mortgage Trust, Inc.,
Series 2015-6, Class M2 3.75%, 02/25/28(a)(c)(d)	300,000	287,746
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3 6.89%, 02/25/24(a)(c)(d)	500,000	526,406

Total Collateralized Mortgage Obligations (Cost $5,476,161)		5,468,203

Preferred Stocks (4.92%)
Diversified Banks (0.52%)
GMAC Capital Trust I, Series 2(d)	15,898	404,286

	Shares or Principal Amount	Value

Diversified REITs (2.80%)
Gramercy Property Trust, Inc., Series A(b)(c)	82,754	$2,178,913

Life & Health Insurance (0.11%)
Protective Life Corp.	3,246	82,254

Property & Casualty Insurance (0.34%)
Argo Group U.S., Inc.	10,378	263,290

Reinsurance (1.15%)
Maiden Holdings North America, Ltd.	33,382	896,640

Total Preferred Stocks (Cost $3,796,100)		3,825,383

Closed-End Mutual Funds (9.74%)
BlackRock Defined Opportunity Credit Trust	77,990	1,070,023
Deutsche Global High Income Fund, Inc.	115,877	983,796
Deutsche Multi-Market Income Trust	168,144	1,462,853
First Trust Aberdeen Global Opportunity Income Fund(b)	22,989	267,132
Morgan Stanley Income Securities, Inc.	118,978	2,127,326
Pacholder High Yield Fund, Inc.	215,030	1,662,182

Total Closed-End Mutual Funds (Cost $7,307,526)		7,573,312

Collateral for Securities on Loan (2.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	1,563,935	1,563,935

Total Collateral for Securities on Loan (Cost $1,563,935)		1,563,935

Short-Term Investments (2.12%)
Time Deposits (2.12%)
State Street Euro Dollar Time Deposit (USD),
0.07%, 04/03/17	1,646,698	1,646,698

Total Short-Term Investments (Cost $1,646,698)		1,646,698

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Bond Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Value

Total Investments (101.65%) (Cost $78,769,273)	$79,000,744

Liabilities Less Other Assets (-1.65%)	(1,283,206)

Net Assets (100.00%)	$77,717,538

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, these securities had a total aggregate market value of $20,799,827, representing 26.76% of net assets.

(b)	All or a portion of the security was on loan as of March 31, 2017.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2017 was $8,950,241, which represent 11.52% of the Fund’s net assets.
(d)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

REIT - Real Estate Investment Trust

Credit Diversification (March 31, 2017) (Unaudited)

A3	1.36%
Aa2	1.29%
Aaa	2.57%
B1	4.41%
B2	1.58%
B3	6.54%
Ba1	7.73%
Ba2	2.73%
Ba3	6.23%
Baa1	1.66%
Baa2	12.67%
Baa3	25.32%
BBB-*	0.67%
Caa1	1.68%
NR	6.42%

Total:	82.86%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and convertible corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	5

ICON Equity Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Corporate Bonds (6.45%)
Consumer Staples (1.00%)
HRG Group, Inc.
7.88%, 07/15/19	$278,000	$287,730
WhiteWave Foods Co.
5.38%, 10/01/22	500,000	543,125

		830,855

Energy (0.25%)
MPLX L.P.
5.50%, 02/15/23	200,000	206,200

Financial (1.89%)
E*TRADE Financial Corp.
5.38%, 11/15/22	200,000	209,498
Ironshore Holdings U.S., Inc.
8.50%, 05/15/20(a)	500,000	570,455
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	250,000	257,345
Prudential Financial, Inc.
8.88%, 06/15/38(b)	500,000	537,500

		1,574,798

Industrials (1.71%)
AECOM
5.75%, 10/15/22	200,000	209,750
Park-Ohio Industries, Inc.
8.13%, 04/01/21	100,000	102,957
Spirit AeroSystems, Inc.
5.25%, 03/15/22	1,066,000	1,110,049

		1,422,756

Information Technology (0.32%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	264,688

Materials (0.97%)
Chemtura Corp.
5.75%, 07/15/21	250,000	258,437
FMG Resources (August 2006) Pty., Ltd.
9.75%, 03/01/22(a)	250,000	286,563
Westlake Chemical Corp.
4.88%, 05/15/23(a)	250,000	260,243

		805,243

Utilities (0.31%)
DPL, Inc.
6.75%, 10/01/19	250,000	262,500

Total Corporate Bonds (Cost $5,382,458)		5,367,040

	Shares or Principal Amount	Value

Convertible Corporate Bonds (0.43%)
Telecommunication Services (0.43%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	$350,000	$361,813

Total Convertible Corporate Bonds (Cost $359,552)		361,813

Collateralized Mortgage Obligations (0.84%)
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A5
3.51%, 06/25/29(a)(b)(c)	500,000	498,801
Towd Point Mortgage Trust, Inc.,
Series 2015-3, Class M2
4.00%, 09/25/27(a)(b)(c)	200,000	197,055

Total Collateralized Mortgage Obligations (Cost $693,061)		695,856

Common Stocks (80.64%)
Application Software (0.99%)
Open Text Corp.	24,200	823,042

Asset Management & Custody Banks (2.94%)
Janus Capital Group, Inc.	83,700	1,104,840
Legg Mason, Inc.	37,200	1,343,292

		2,448,132

Auto Parts & Equipment (1.19%)
Magna International, Inc.	22,900	988,364

Biotechnology (1.80%)
AbbVie, Inc.	23,000	1,498,680

Building Products (1.79%)
Johnson Controls International PLC	35,300	1,486,836

Communications Equipment (3.88%)
Motorola Solutions, Inc.	15,200	1,310,544
Oclaro, Inc.(d)	90,600	889,692
Palo Alto Networks, Inc.(d)	9,100	1,025,388

		3,225,624

Data Processing & Outsourced Services (4.07%)
Automatic Data Processing, Inc.	10,800	1,105,812
Broadridge Financial Solutions, Inc.	21,000	1,426,950
Genpact, Ltd.	34,600	856,696

		3,389,458

Diversified Banks (3.60%)
Bank of America Corp.	66,700	1,573,453

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Diversified Banks (continued)
Credicorp, Ltd.	8,700	$1,420,710

		2,994,163

Drug Retail (1.55%)
CVS Health Corp.	16,400	1,287,400

Electric Utilities (1.54%)
American Electric Power Co., Inc.	10,400	698,152
Eversource Energy	9,900	581,922

		1,280,074

Electronic Manufacturing Services (1.34%)
TE Connectivity, Ltd.	15,000	1,118,250

Fertilizers & Agricultural Chemicals (1.37%)
Agrium, Inc.	11,900	1,137,045

Food Retail (1.72%)
Koninklijke Ahold Delhaize N.V., Sponsored ADR	66,600	1,427,904

Gas Utilities (1.47%)
National Fuel Gas Co.	20,500	1,222,210

Homebuilding (0.90%)
MDC Holdings, Inc.	24,875	747,494

Hotels, Resorts & Cruise Lines (1.40%)
Wyndham Worldwide Corp.	13,800	1,163,202

Household Appliances (1.36%)
Whirlpool Corp.	6,600	1,130,778

Housewares & Specialties (1.44%)
Tupperware Brands Corp.	19,100	1,197,952

Integrated Oil & Gas (1.49%)
Exxon Mobil Corp.	15,100	1,238,351

Integrated Telecommunication Services (2.48%)
AT&T, Inc.	34,600	1,437,630
BCE, Inc.	14,200	628,634

		2,066,264

Investment Banking & Brokerage (2.64%)
BGC Partners, Inc., Class A	95,000	1,079,200
Morgan Stanley	26,000	1,113,840

		2,193,040

Managed Health Care (1.16%)
UnitedHealth Group, Inc.	5,900	967,659

Movies & Entertainment (0.79%)
Regal Entertainment Group, Class A	29,100	657,078

	Shares or Principal Amount	Value

Multi-line Insurance (1.71%)
Hartford Financial Services Group, Inc.	29,700	$1,427,679

Multi-Utilities (1.08%)
CenterPoint Energy, Inc.	32,500	896,025

Oil & Gas Exploration & Production (3.05%)
Diamondback Energy, Inc.(d)	8,800	912,692
EOG Resources, Inc.	7,600	741,380
Gulfport Energy Corp.(d)	51,200	880,128

		2,534,200

Oil & Gas Storage & Transportation (0.99%)
Teekay LNG Partners L.P.	46,899	823,077

Packaged Foods & Meats (1.06%)
Tyson Foods, Inc., Class A	14,300	882,453

Pharmaceuticals (4.97%)
Bristol-Myers Squibb Co.	15,700	853,766
Merck & Co., Inc.	23,800	1,512,252
Pfizer, Inc.	51,700	1,768,657

		4,134,675

Property & Casualty Insurance (3.14%)
AmTrust Financial Services, Inc.	50,900	939,614
Stewart Information Services
Corp.	20,800	918,944
XL Group PLC	18,900	753,354

		2,611,912

Regional Banks (0.87%)
Fifth Third Bancorp	28,600	726,440

Reinsurance (1.51%)
Maiden Holdings, Ltd.	89,500	1,253,000

Renewable Electricity (0.96%)
8Point3 Energy Partners L.P.	59,189	803,195

Retail REITs (3.14%)
Macerich Co., REIT	20,300	1,307,320
Simon Property Group, Inc., REIT	7,600	1,307,428

		2,614,748

Semiconductor Equipment (1.70%)
KLA-Tencor Corp.	14,900	1,416,543

Semiconductors (5.23%)
Broadcom, Ltd.	7,700	1,685,992
Intel Corp.	45,500	1,641,185
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	31,200	1,024,608

		4,351,785

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	7

ICON Equity Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Soft Drinks (1.54%)
Dr. Pepper Snapple Group, Inc.	13,100	$1,282,752

Technology Hardware, Storage & Peripherals (1.97%)
Apple, Inc.	11,400	1,637,724

Thrifts & Mortgage Finance (2.86%)
Dime Community Bancshares, Inc.	74,700	1,516,410
Essent Group, Ltd.(d)	23,900	864,463

		2,380,873

Tobacco (1.40%)
Philip Morris International, Inc.	10,300	1,162,870

Water Utilities (0.55%)
Consolidated Water Co. Ltd.	39,431	459,371

Total Common Stocks (Cost $63,913,733)		67,088,322

Preferred Stocks (1.88%)
Consumer Finance (0.68%)
Discover Financial Services, Series B	21,846	566,904

Diversified Banks (0.03%)
GMAC Capital Trust I, Series 2(b)	1,055	26,828

Diversified REITs (0.73%)
Gramercy Property Trust, Inc., Series A(c)	23,105	608,355

Reinsurance (0.44%)
Maiden Holdings North America, Ltd.	13,529	363,389

Total Preferred Stocks (Cost $1,552,844)		1,565,476

Convertible Preferred Stocks (0.60%)
Diversified Banks (0.60%)
Wells Fargo & Co., Series L	400	496,000

Total Convertible Preferred Stocks (Cost $490,412)		496,000

Closed-End Mutual Funds (7.32%)
BlackRock Defined Opportunity Credit Trust	66,053	906,247
BlackRock Enhanced Government Fund, Inc.	17,251	228,058
BlackRock Income Trust, Inc.	57,147	353,740
Deutsche Global High Income Fund, Inc.	69,112	586,761

	Shares or Principal Amount	Value

Closed-End Mutual Funds (continued)
Deutsche High Income Opportunities Fund, Inc.	2,215	$32,450
Deutsche Multi-Market Income Trust	67,583	587,972
Deutsche Strategic Income Trust	11,113	135,912
Eaton Vance High Income 2021 Target Term Trust	57,174	573,455
First Trust Aberdeen Global Opportunity Income Fund	23,403	271,943
Morgan Stanley Income Securities, Inc.	54,210	969,275
Nuveen High Income December 2018 Target Term Fund	40,633	413,644
Nuveen High Income December 2019 Target Term Fund	13,559	138,302
Pacholder High Yield Fund, Inc.	115,047	889,313

Total Closed-End Mutual Funds (Cost $5,999,184)		6,087,072

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Put Options Purchased (0.06%)
S&P 500 Index 04/21/17, 2,300	90	47,250

Total Put Options Purchased (Cost $163,678)		47,250

	Shares or Principal Amount	Value

Short-Term Investments (0.62%)
Time Deposits (0.62%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	515,802	515,802

Total Short-Term Investments (Cost $515,802)		515,802

Total Investments (98.84%) (Cost $79,070,724)		$82,224,631

Other Assets Less Liabilities (1.16%)		965,598

Net Assets (100.00%)		$83,190,229

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments

March 31, 2017 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, these securities had a total aggregate market value of $2,696,963, representing 3.24% of net assets.

(b)	Floating Rate Security. Rate disclosed is as of March 31, 2017.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2017 was $1,304,211, which represent 1.57% of the Fund’s net assets.
(d)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Sector Composition (March 31, 2017) (Unaudited)

Financial	21.02%
Information Technology	19.18%
Health Care	7.93%
Consumer Staples	7.27%
Consumer Discretionary	7.08%
Utilities	5.60%
Energy	5.53%
Real Estate	3.87%
Telecommunication Services	2.48%
Industrials	1.79%
Materials	1.37%

83.12%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Semiconductors	5.23%
Pharmaceuticals	4.97%
Diversified Banks	4.23%
Data Processing & Outsourced Services	4.07%
Communications Equipment	3.88%
Property & Casualty Insurance	3.14%
Retail REITs	3.14%
Oil & Gas Exploration & Production	3.05%
Asset Management & Custody Banks	2.94%
Thrifts & Mortgage Finance	2.86%
Investment Banking & Brokerage	2.64%
Integrated Telecommunication Services	2.48%
Technology Hardware, Storage & Peripherals	1.97%
Reinsurance	1.95%
Biotechnology	1.80%
Building Products	1.79%
Food Retail	1.72%
Multi-line Insurance	1.71%
Semiconductor Equipment	1.70%
Drug Retail	1.55%
Soft Drinks	1.54%
Electric Utilities	1.54%
Integrated Oil & Gas	1.49%
Gas Utilities	1.47%
Housewares & Specialties	1.44%
Tobacco	1.40%
Hotels, Resorts & Cruise Lines	1.40%
Fertilizers & Agricultural Chemicals	1.37%
Household Appliances	1.36%
Electronic Manufacturing Services	1.34%
Auto Parts & Equipment	1.19%
Managed Health Care	1.16%
Multi-Utilities	1.08%
Packaged Foods & Meats	1.06%
Other Industries (each less than 1%)	7.46%

83.12%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	9

ICON Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (93.02%)
Application Software (3.63%)
Adobe Systems, Inc.(a)	14,000	$1,821,820

Asset Management & Custody Banks (1.50%)
Janus Capital Group, Inc.	56,900	751,080

Auto Parts & Equipment (2.04%)
Magna International, Inc.	23,800	1,027,208

Biotechnology (6.92%)
Celgene Corp.(a)	20,400	2,538,372
Vertex Pharmaceuticals, Inc.(a)	8,600	940,410

		3,478,782

Building Products (3.15%)
Masco Corp.	46,600	1,583,934

Construction Materials (4.65%)
Martin Marietta Materials, Inc.	10,700	2,335,275

Data Processing & Outsourced Services (1.75%)
Total System Services, Inc.	16,400	876,744

Diversified Banks (8.55%)
Bank of America Corp.	182,000	4,293,380

Home Improvement Retail (5.52%)
Home Depot, Inc.	18,900	2,775,087

Homebuilding (3.63%)
PulteGroup, Inc.	77,500	1,825,125

Hotels, Resorts & Cruise Lines (4.25%)
Royal Caribbean Cruises, Ltd.	5,700	559,227
Wyndham Worldwide Corp.	18,700	1,576,223

		2,135,450

Household Appliances (2.93%)
Whirlpool Corp.	8,600	1,473,438

Internet & Direct Marketing Retail (1.06%)
Amazon.com, Inc.(a)	600	531,924

Internet Software & Services (3.33%)
CoStar Group, Inc.(a)	3,900	808,158
Facebook, Inc., Class A(a)	6,100	866,505

		1,674,663

Movies & Entertainment (1.53%)
Twenty-First Century Fox, Inc., Class A	23,800	770,882

Multi-line Insurance (2.03%)
American International Group, Inc.	16,300	1,017,609

	Shares or Principal Amount	Value

Paper Packaging (2.42%)
Avery Dennison Corp.	15,100	$1,217,060

Pharmaceuticals (4.42%)
Jazz Pharmaceuticals PLC(a)	15,300	2,220,489

Real Estate Services (2.13%)
CBRE Group, Inc., Class A(a)	30,700	1,068,053

Regional Banks (12.65%)
Fifth Third Bancorp	92,300	2,344,420
Signature Bank(a)	16,600	2,463,274
SVB Financial Group(a)	8,300	1,544,547

		6,352,241

Semiconductor Equipment (1.73%)
Applied Materials, Inc.	22,300	867,470

Semiconductors (13.20%)
Broadcom, Ltd.	2,400	525,504
NXP Semiconductors N.V.(a)	17,600	1,821,600
Qorvo, Inc.(a)	20,300	1,391,768
Skyworks Solutions, Inc.	29,500	2,890,410

		6,629,282

Total Common Stocks (Cost $37,500,966)		46,726,996

Short-Term Investments (7.01%)
Time Deposits (7.01%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	3,522,787	3,522,787

Total Short-Term Investments (Cost $3,522,787)		3,522,787

Total Investments (100.03%) (Cost $41,023,753)		$50,249,783

Liabilities Less Other Assets (-0.03%)		(14,507)

Net Assets (100.00%)		$50,235,276

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Sector Composition (March 31, 2017) (Unaudited)

Financial	24.73%
Information Technology	23.64%
Consumer Discretionary	20.96%
Health Care	11.34%
Materials	7.07%
Industrials	3.15%
Real Estate	2.13%

93.02%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Semiconductors	13.20%
Regional Banks	12.65%
Diversified Banks	8.55%
Biotechnology	6.92%
Home Improvement Retail	5.52%
Construction Materials	4.65%
Pharmaceuticals	4.42%
Hotels, Resorts & Cruise Lines	4.25%
Homebuilding	3.63%
Application Software	3.63%
Internet Software & Services	3.33%
Building Products	3.15%
Household Appliances	2.93%
Paper Packaging	2.42%
Real Estate Services	2.13%
Auto Parts & Equipment	2.04%
Multi-line Insurance	2.03%
Data Processing & Outsourced Services	1.75%
Semiconductor Equipment	1.73%
Movies & Entertainment	1.53%
Asset Management & Custody Banks	1.50%
Internet & Direct Marketing Retail	1.06%

93.02%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	11

ICON Long/Short Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (88.56%)
Application Software (2.69%)
Adobe Systems, Inc.(a)	4,200	$546,546

Asset Management & Custody Banks (0.44%)
Janus Capital Group, Inc.	6,800	89,760

Auto Parts & Equipment (1.25%)
Magna International, Inc.	5,900	254,644

Biotechnology (6.78%)
Celgene Corp.(a)	7,300	908,339
Vertex Pharmaceuticals, Inc.(a)	4,300	470,205

		1,378,544

Building Products (3.02%)
Masco Corp.	18,100	615,219

Construction Materials (3.97%)
Martin Marietta Materials, Inc.	3,700	807,525

Data Processing & Outsourced Services (6.47%)
MasterCard, Inc., Class A	8,000	899,760
Total System Services, Inc.	7,800	416,988

		1,316,748

Diversified Banks (8.20%)
Bank of America Corp.	70,700	1,667,813

Health Care Facilities (1.53%)
Universal Health Services, Inc., Class B	2,500	311,125

Home Improvement Retail (2.38%)
Home Depot, Inc.	3,300	484,539

Homebuilding (4.09%)
PulteGroup, Inc.	35,300	831,315

Hotels, Resorts & Cruise Lines (6.10%)
Royal Caribbean Cruises, Ltd.	3,100	304,141
Wyndham Worldwide Corp.	11,100	935,619

		1,239,760

Household Appliances (3.20%)
Whirlpool Corp.	3,800	651,054

Insurance Brokers (2.78%)
Arthur J Gallagher & Co.	10,000	565,400

Internet Software & Services (0.71%)
CoStar Group, Inc.(a)	700	145,054

Multi-line Insurance (1.66%)
American International Group, Inc.	5,400	337,122

	Shares or Principal Amount	Value

Pharmaceuticals (4.64%)
Jazz Pharmaceuticals PLC(a)	6,500	$943,345

Regional Banks (16.13%)
Fifth Third Bancorp	29,400	746,760
First Commonwealth Financial Corp.	25,000	331,500
Signature Bank(a)	9,200	1,365,188
SVB Financial Group(a)	4,500	837,405

		3,280,853

Semiconductor Equipment (1.43%)
Applied Materials, Inc.	7,500	291,750

Semiconductors (11.09%)
Broadcom, Ltd.	900	197,064
NXP Semiconductors N.V.(a)	5,200	538,200
Qorvo, Inc.(a)	6,300	431,928
Skyworks Solutions, Inc.	11,100	1,087,578

		2,254,770

Total Common Stocks (Cost $14,238,567)		18,012,886

Short-Term Investments (11.50%)
Time Deposits (11.50%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	2,338,240	2,338,240

Total Short-Term Investments (Cost $2,338,240)		2,338,240

Total Investments (100.06%) (Cost $16,576,807)		$20,351,126

Liabilities Less Other Assets (-0.06%)		(12,252)

Net Assets (100.00%)		$20,338,874

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Long/Short Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Sector Composition (March 31, 2017) (Unaudited)

Financial	29.21%
Information Technology	22.39%
Consumer Discretionary	17.02%
Health Care	12.95%
Materials	3.97%
Industrials	3.02%

88.56%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Regional Banks	16.13%
Semiconductors	11.09%
Diversified Banks	8.20%
Biotechnology	6.78%
Data Processing & Outsourced Services	6.47%
Hotels, Resorts & Cruise Lines	6.10%
Pharmaceuticals	4.64%
Homebuilding	4.09%
Construction Materials	3.97%
Household Appliances	3.20%
Building Products	3.02%
Insurance Brokers	2.78%
Application Software	2.69%
Home Improvement Retail	2.38%
Multi-line Insurance	1.66%
Health Care Facilities	1.53%
Semiconductor Equipment	1.43%
Auto Parts & Equipment	1.25%
Other Industries (each less than 1%)	1.15%

88.56%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	13

ICON Opportunities Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (99.96%)
Aerospace & Defense (1.94%)
Hexcel Corp.	6,255	$341,210

Auto Parts & Equipment (7.41%)
Modine Manufacturing Co.(a)	57,948	706,966
Tower International, Inc.	22,000	596,200

		1,303,166

Automobile Manufacturers (1.65%)
Winnebago Industries, Inc.	9,900	289,575

Biotechnology (2.15%)
Ligand Pharmaceuticals, Inc.(a)	3,575	378,378

Building Products (7.76%)
Armstrong World Industries, Inc.(a)	3,900	179,595
Builders FirstSource, Inc.(a)	43,500	648,150
PGT, Inc.(a)	49,900	536,425

		1,364,170

Communications Equipment (7.47%)
ARRIS International PLC(a)	5,700	150,765
CalAmp Corp.(a)	31,800	533,922
Finisar Corp.(a)	23,000	628,820

		1,313,507

Electronic Equipment & Instruments (3.27%)
Coherent, Inc.(a)	2,794	574,558

Electronic Manufacturing Services (6.56%)
Fabrinet(a)	13,400	563,202
IPG Photonics Corp.(a)	4,900	591,430

		1,154,632

Health Care Equipment (1.89%)
LivaNova PLC(a)	6,800	333,268

Heavy Electrical Equipment (0.39%)
AZZ, Inc.	1,151	68,484

Home Furnishings (2.07%)
La-Z-Boy, Inc.	13,500	364,500

Homebuilding (6.80%)
KB Home	35,000	695,800
M/I Homes, Inc.(a)	20,400	499,800

		1,195,600

Internet & Direct Marketing Retail (4.01%)
Nutrisystem, Inc.	12,700	704,850

Internet Software & Services (2.92%)
j2 Global, Inc.	6,114	513,026

Leisure Products (4.00%)
Brunswick Corp.	11,500	703,800

	Shares or Principal Amount	Value

Life & Health Insurance (1.21%)
CNO Financial Group, Inc.	10,400	$213,200

Life Sciences Tools & Services (1.53%)
Charles River Laboratories International, Inc.(a)	3,000	269,850

Paper Packaging (1.69%)
Avery Dennison Corp.	3,700	298,220

Pharmaceuticals (5.65%)
Impax Laboratories, Inc.(a)	24,800	313,720
Innoviva, Inc.(a)	22,329	308,810
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	33,721	370,931

		993,461

Property & Casualty Insurance (1.04%)
United Insurance Holdings Corp.	11,500	183,425

Regional Banks (8.07%)
Bank of the Ozarks, Inc.	6,700	348,467
First Commonwealth Financial Corp.	40,000	530,400
Webster Financial Corp.	10,800	540,432

		1,419,299

Semiconductor Equipment (7.94%)
Advanced Energy Industries, Inc.(a)	5,200	356,512
Photronics, Inc.(a)	30,700	328,490
Teradyne, Inc.	22,909	712,470

		1,397,472

Semiconductors (7.30%)
Cypress Semiconductor Corp.	19,400	266,944
MACOM Technology Solutions Holdings, Inc.(a)	10,594	511,690
Microsemi Corp.(a)	9,800	504,994

		1,283,628

Specialty Chemicals (1.02%)
Kraton Corp.(a)	5,800	179,336

Thrifts & Mortgage Finance (4.22%)
BofI Holding, Inc.(a)	18,000	470,340
Essent Group, Ltd.(a)	7,500	271,275

		741,615

Total Common Stocks (Cost $14,328,151)		17,582,230

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Opportunities Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Collateral for Securities on Loan (1.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	265,650	$265,650

Total Collateral for Securities on Loan (Cost $265,650)		265,650

Short-Term Investments (1.29%)
Time Deposits (1.29%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	227,168	227,168

Total Short-Term Investments (Cost $227,168)		227,168

Total Investments (102.76%) (Cost $14,820,969)		$18,075,048

Liabilities Less Other Assets (-2.76%)		(486,270)

Net Assets (100.00%)		$17,588,778

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2017.

Sector Composition (March 31, 2017) (Unaudited)

Information Technology	35.46%
Consumer Discretionary	25.94%
Financial	14.54%
Health Care	11.22%
Industrials	10.09%
Materials	2.71%

99.96%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Regional Banks	8.07%
Semiconductor Equipment	7.94%
Building Products	7.76%
Communications Equipment	7.47%
Auto Parts & Equipment	7.41%
Semiconductors	7.30%
Homebuilding	6.80%
Electronic Manufacturing Services	6.56%
Pharmaceuticals	5.65%
Thrifts & Mortgage Finance	4.22%
Internet & Direct Marketing Retail	4.01%
Leisure Products	4.00%
Electronic Equipment & Instruments	3.27%
Internet Software & Services	2.92%
Biotechnology	2.15%
Home Furnishings	2.07%
Aerospace & Defense	1.94%
Health Care Equipment	1.89%
Paper Packaging	1.69%
Automobile Manufacturers	1.65%
Life Sciences Tools & Services	1.53%
Life & Health Insurance	1.21%
Property & Casualty Insurance	1.04%
Specialty Chemicals	1.02%
Other Industries (each less than 1%)	0.39%

99.96%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	15

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Corporate Bonds (21.44%)
Consumer Discretionary (0.28%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	$100,000	$104,955

Consumer Staples (2.21%)
CVS Health Corp.
2.75%, 12/01/22	200,000	197,841
4.75%, 12/01/22	200,000	217,103
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	300,000	320,683
WhiteWave Foods Co.
5.38%, 10/01/22	100,000	108,625

		844,252

Energy (1.69%)
MPLX L.P.
5.50%, 02/15/23	200,000	206,200
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	125,000	130,312
Williams Partners L.P. / ACMP Finance Corp.
4.88%, 05/15/23	300,000	309,024

		645,536

Financial (8.20%)
American Equity Investment Life Holding Co.
6.63%, 07/15/21	200,000	207,500
Berkshire Hathaway, Inc.
2.75%, 03/15/23(d)	450,000	450,050
Citigroup, Inc.,
6.88%, 06/01/25	250,000	294,459
City National Corp.
5.25%, 09/15/20	378,000	412,618
E*TRADE Financial Corp.
5.38%, 11/15/22	260,000	272,348
GFI Group, Inc.
8.38%, 07/19/18	150,000	159,375
International Lease Finance Corp.
5.88%, 08/15/22	300,000	333,724
MetLife Capital Trust IV
7.88%, 12/15/37(a)	210,000	258,300
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	200,000	205,876
Prudential Financial, Inc.
8.88%, 06/15/38(e)	500,000	537,500

		3,131,750

Health Care (1.62%)
Abbott Laboratories
3.88%, 09/15/25	350,000	354,661
HCA Holdings, Inc.
5.25%, 04/15/25	250,000	265,625

		620,286

	Shares or Principal Amount	Value

Industrials (4.11%)
AECOM
5.75%, 10/15/22	$250,000	$262,187
Aircastle, Ltd.
5.00%, 04/01/23	200,000	210,500
Commercial Vehicle Group, Inc.
7.88%, 04/15/19	100,000	100,000
General Electric Co., Series D
5.00%, 01/21/21(e)	250,000	263,438
Joy Global, Inc.
5.13%, 10/15/21	100,000	107,316
Park-Ohio Industries, Inc.
8.13%, 04/01/21	100,000	102,957
Spirit AeroSystems, Inc.
5.25%, 03/15/22	500,000	520,661

		1,567,059

Information Technology (1.23%)
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	194,000	203,209
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	264,687

		467,896

Materials (1.02%)
Chemtura Corp.
5.75%, 07/15/21	100,000	103,375
FMG Resources (August 2006) Pty., Ltd.
9.75%, 03/01/22(a)	250,000	286,563

		389,938

Real Estate (0.39%)
Select Income, REIT
4.50%, 02/01/25	150,000	150,708

Utilities (0.69%)
DPL, Inc.
6.75%, 10/01/19	250,000	262,500

Total Corporate Bonds (Cost $8,208,994)		8,184,880

Convertible Corporate Bonds (1.35%)
Telecommunication Services (1.35%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	500,000	516,875

Total Convertible Corporate Bonds (Cost $511,771)		516,875

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
U.S. Treasury Obligations (7.64%)
U.S. Treasury Note
1.50%, 08/15/26	$ 1,000,000	$925,117
U.S. Treasury Note
1.88%, 01/31/22	1,000,000	997,734
U.S. Treasury Note
1.88%, 05/31/22	1,000,000	995,156

Total U.S. Treasury Obligations (Cost $2,949,578)		2,918,007

Collateralized Mortgage Obligations (3.68%)
New Residential Mortgage Loan Trust,
Series 2016-1A, Class B3 5.57%, 03/25/56(a)(c)(e)	330,615	329,498
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A5 3.51%, 06/25/29(a)(c)(e)	300,000	299,281
Towd Point Mortgage Trust, Inc.,
Series 2015-6, Class M2 3.75%, 02/25/28(a)(c)(e)	700,000	671,407
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3 6.89%, 02/25/24(a)(c)(e)	100,000	105,281

Total Collateralized Mortgage Obligations (Cost $1,451,488)		1,405,467

Common Stocks (47.44%)
Aerospace & Defense (2.05%)
B/E Aerospace, Inc.	2,000	128,220
Boeing Co.	400	70,744
Orbital ATK, Inc.(d)	4,195	411,110
Spirit AeroSystems Holdings, Inc., Class A	3,000	173,760

		783,834

Air Freight & Logistics (0.12%)
Echo Global Logistics, Inc.(f)	2,089	44,600

Airlines (0.22%)
Delta Air Lines, Inc.	1,800	82,728

Asset Management & Custody Banks (0.25%)
Invesco, Ltd.	3,100	94,953

Auto Parts & Equipment (0.57%)
Magna International, Inc.	5,000	215,800

Automotive Retail (0.51%)
AutoZone, Inc.(f)	120	86,766

	Shares or Principal Amount	Value
Automotive Retail (continued)
O’Reilly Automotive, Inc.(f)	400	$107,936

		194,702

Biotechnology (2.34%)
AbbVie, Inc.(d)	5,000	325,800
Celgene Corp.(f)	1,500	186,645
China Biologic Products, Inc.(f)	500	50,065
Gilead Sciences, Inc.	1,500	101,880
Ligand Pharmaceuticals, Inc.(f)	500	52,920
Shire PLC, ADR	1,000	174,230

		891,540

Brewers (0.13%)
Molson Coors Brewing Co., Class B	500	47,855

Broadcasting (0.22%)
CBS Corp., Class B	1,200	83,232

Building Products (1.20%)
Johnson Controls International PLC	6,800	286,416
Masco Corp.	5,000	169,950

		456,366

Cable & Satellite (0.26%)
Comcast Corp., Class A	2,600	97,734

Commercial Printing (0.23%)
Deluxe Corp.	1,200	86,604

Construction Machinery & Heavy Trucks (0.24%)
Allison Transmission Holdings, Inc.	2,500	90,150

Construction Materials (0.47%)
Martin Marietta Materials, Inc.	300	65,475
Summit Materials, Inc., Class A(f)	4,554	112,529

		178,004

Consumer Finance (1.50%)
Discover Financial Services(d)	8,400	574,476

Data Processing & Outsourced Services (2.43%)
DST Systems, Inc.	1,500	183,750
MasterCard, Inc., Class A(d)	3,300	371,151
Visa, Inc., Class A(d)	4,200	373,254

		928,155

Distillers & Vintners (0.21%)
Constellation Brands, Inc., Class A	500	81,035

Diversified Banks (0.43%)
Bank of America Corp.	7,000	165,130

Drug Retail (1.19%)
CVS Health Corp.(d)	4,200	329,700
Walgreens Boots Alliance, Inc.	1,500	124,575

		454,275

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	17

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Electric Utilities (0.88%)
ALLETE, Inc.	1,500	$101,565
NextEra Energy, Inc.(d)	1,000	128,370
OGE Energy Corp.	3,000	104,940

		334,875

Electronic Manufacturing Services (1.73%)
Fabrinet(f)	6,200	260,586
IPG Photonics Corp.(f)	1,593	192,275
TE Connectivity, Ltd.	2,800	208,740

		661,601

Footwear (1.02%)
NIKE, Inc., Class B(d)	7,000	390,110

General Merchandise Stores (0.53%)
Dollar General Corp.	1,000	69,730
Dollar Tree, Inc.(f)	1,700	133,382

		203,112

Health Care Equipment (0.74%)
Boston Scientific Corp.(f)	4,500	111,915
Edwards Lifesciences Corp.(f)	500	47,035
Zimmer Biomet Holdings, Inc.	1,000	122,110

		281,060

Health Care Facilities (0.58%)
HCA Holdings, Inc.(d)(f)	2,500	222,475

Home Entertainment Software (0.56%)
Activision Blizzard, Inc.	2,500	124,650
Electronic Arts, Inc.(f)	1,000	89,520

		214,170

Home Improvement Retail (0.67%)
Home Depot, Inc.	500	73,415
Lowe’s Cos., Inc.(d)	2,200	180,862

		254,277

Hotels, Resorts & Cruise Lines (0.68%)
Royal Caribbean Cruises, Ltd.	500	49,055
Wyndham Worldwide Corp.	2,500	210,725

		259,780

Household Appliances (0.67%)
Whirlpool Corp.	1,500	256,995

Housewares & Specialties (0.68%)
Newell Brands, Inc.	5,500	259,435

Human Resource & Employment Services (0.27%)
ManpowerGroup, Inc.	1,000	102,570

Industrial Conglomerates (0.75%)
Honeywell International, Inc.	2,300	287,201

Internet Software & Services (1.91%)
Alphabet, Inc., Class C(d)(f)	401	332,654
Facebook, Inc., Class A(f)	2,300	326,715
LogMeIn, Inc.	700	68,250

		727,619

	Shares or Principal Amount	Value
IT Consulting & Other Services (0.31%)
Cognizant Technology Solutions Corp., Class A(f)	2,000	$119,040

Leisure Products (0.64%)
Brunswick Corp.	4,000	244,800

Life & Health Insurance (0.67%)
Lincoln National Corp.	2,500	163,625
Protective Life Corp.(b)(f)	3,657	93,363

		256,988

Life Sciences Tools & Services (0.48%)
Thermo Fisher Scientific, Inc.	1,200	184,320

Managed Health Care (0.53%)
Aetna, Inc.	1,000	127,550
CIGNA Corp.	500	73,245

		200,795

Movies & Entertainment (1.15%)
Time Warner, Inc.	1,500	146,565
Twenty-First Century Fox, Inc., Class A	9,000	291,510

		438,075

Multi-line Insurance (0.57%)
American International Group, Inc.	3,500	218,505

Multi-Sector Holdings (1.05%)
Berkshire Hathaway, Inc., Class B(f)	2,400	400,032

Multi-Utilities (0.95%)
CMS Energy Corp.	3,200	143,168
Sempra Energy	2,000	221,000

		364,168

Oil & Gas Equipment & Services (0.57%)
Schlumberger, Ltd.	2,800	218,680

Oil & Gas Exploration & Production (1.04%)
Cimarex Energy Co.	1,300	155,337
Range Resources Corp.	2,500	72,750
SRC Energy, Inc.(f)	20,000	168,800

		396,887

Oil & Gas Refining & Marketing (0.66%)
Marathon Petroleum Corp.	5,000	252,700

Paper Packaging (0.67%)
Graphic Packaging Holding Co.	20,000	257,400

Pharmaceuticals (4.83%)
Allergan PLC(d)	2,100	501,732
Bristol-Myers Squibb Co.	4,500	244,710
Eli Lilly & Co.	3,000	252,330
Horizon Pharma PLC(f)	2,300	33,994
Jazz Pharmaceuticals PLC(f)	2,000	290,260

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Johnson & Johnson	1,500	$186,825
Pfizer, Inc.	6,000	205,260
Roche Holding AG, Sponsored ADR	4,000	128,120

		1,843,231

Property & Casualty Insurance (0.62%)
AmTrust Financial Services, Inc.	2,000	36,920
XL Group PLC	5,000	199,300

		236,220

Real Estate Services (0.93%)
CBRE Group, Inc., Class A(f)	7,000	243,530
Jones Lang LaSalle, Inc.	1,000	111,450

		354,980

Regional Banks (1.01%)
Signature Bank(d)(f)	2,600	385,814

Restaurants (0.42%)
McDonald’s Corp.	800	103,688
Starbucks Corp.	1,000	58,390

		162,078

Semiconductors (1.80%)
Broadcom, Ltd.	2,000	437,920
Skyworks Solutions, Inc.	2,000	195,960
Synaptics, Inc.(f)	1,100	54,461

		688,341

Soft Drinks (0.18%)
Monster Beverage Corp.(f)	1,500	69,255

Specialty Chemicals (0.16%)
Sherwin-Williams Co.	200	62,038

Technology Hardware, Storage & Peripherals (0.83%)
Apple, Inc.	1,700	244,222
Xerox Corp.	10,000	73,400

		317,622

Tires & Rubber (0.28%)
Goodyear Tire & Rubber Co.	3,000	108,000

Trading Companies & Distributors (0.55%)
Air Lease Corp.	5,401	209,289

Wireless Telecommunication Services (0.30%)
T-Mobile U.S., Inc.(f)	1,800	116,262

Total Common Stocks (Cost $16,072,340)		18,111,973

Preferred Stocks (1.78%)
Diversified Banks (0.15%)
GMAC Capital Trust I, Series 2(e)	2,277	57,904

	Shares or Principal Amount	Value
Diversified REITs (0.69%)
Gramercy Property Trust, Inc., Series A(c)	10,081	$265,433

Life & Health Insurance (0.46%)
Protective Life Corp.	6,866	173,984

Reinsurance (0.48%)
Maiden Holdings North America, Ltd.	6,794	182,487

Total Preferred Stocks (Cost $682,020)		679,808

Closed-End Mutual Funds (6.99%)
Asia Pacific Fund, Inc.	2,059	25,182
BlackRock Defined Opportunity Credit Trust	12,454	170,869
BlackRock Enhanced Government Fund, Inc.	11,331	149,796
Cushing Renaissance Fund	1,533	28,222
Delaware Investments Dividend & Income Fund, Inc.(b)	8,345	86,204
Deutsche Global High Income Fund, Inc.	26,302	223,304
Deutsche Multi-Market Income Trust	45,019	391,665
Eaton Vance High Income 2021 Target Term Trust	16,541	165,906
First Trust Aberdeen Global Opportunity Income Fund	6,243	72,544
Guggenheim Enhanced Equity Income Fund	10,482	84,695
Madison Covered Call & Equity Strategy Fund	18,833	151,229
Madison Strategic Sector Premium Fund	16,532	201,525
MFS Investment Grade Municipal Trust	2,286	22,037
Morgan Stanley Income Securities, Inc.	19,743	353,005
Nuveen High Income December 2019 Target Term Fund	9,232	94,166
Pacholder High Yield Fund, Inc.	38,784	299,800
Swiss Helvetia Fund, Inc.	12,661	146,868

Total Closed-End Mutual Funds (Cost $2,607,751)		2,667,017

Exchange Traded Funds (1.87%)
iShares Currency Hedged MSCI Eurozone ETF(b)	13,000	372,840

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	19

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Exchange Traded Funds (continued)
iShares Europe ETF(b)	8,100	$338,985

Total Exchange Traded Funds (Cost $702,485)		711,825

Underlying Security/Expiration
Date/Exercise Price	Contracts	Value
Put Options Purchased (0.12%)
S&P 500 Index 09/15/17, 2,000	30	43,950

Total Put Options Purchased (Cost $90,407)		43,950

	Shares or Principal Amount	Value
Collateral for Securities on Loan (1.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	569,581	569,581

Total Collateral for Securities on Loan (Cost $569,581)		569,581

Short-Term Investments (6.84%)
Time Deposits (6.84%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	2,609,608	2,609,608

Total Short-Term Investments (Cost $2,609,608)		2,609,608

Total Investments (100.64%) (Cost $36,456,023)		$38,418,991

Liabilities Less Other Assets (-0.64%)		(243,713)

Net Assets (100.00%)		$38,175,278

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, these securities had a total aggregate market value of $3,363,406, representing 8.81% of net assets.

(b)	All or a portion of the security was on loan as of March 31, 2017.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2017 was $1,801,212, which represent 4.72% of the Fund’s net assets.
(d)	All or a portion of the security is pledged as collateral for written call options.
(e)	Floating Rate Security. Rate disclosed is as of March 31, 2017.
(f)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Written Options

Underlying Security	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
S&P 500 Index	04/28/17	2,400	10	$(8,400)

Total Written Call Options

(Premiums received $13,984)				$(8,400)

Sector Composition (March 31, 2017) (Unaudited)

Information Technology	9.57%
Health Care	9.50%
Consumer Discretionary	8.30%
Financial	7.19%
Industrials	5.63%
Energy	2.27%
Utilities	1.83%
Consumer Staples	1.71%
Real Estate	1.62%
Materials	1.30%
Telecommunication Services	0.30%

49.22%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Industry Composition (March 31, 2017) (Unaudited)

Pharmaceuticals	4.83%
Data Processing & Outsourced Services	2.43%
Biotechnology	2.34%
Aerospace & Defense	2.05%
Internet Software & Services	1.91%
Semiconductors	1.80%
Electronic Manufacturing Services	1.73%
Consumer Finance	1.50%
Building Products	1.20%
Drug Retail	1.19%
Movies & Entertainment	1.15%
Life & Health Insurance	1.13%
Multi-Sector Holdings	1.05%
Oil & Gas Exploration & Production	1.04%
Footwear	1.02%
Regional Banks	1.01%
Other Industries (each less than 1%)	21.84%

49.22%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Credit Diversification (March 31, 2017) (Unaudited)

A3	1.77%
Aa2	1.18%
Aaa	7.64%
B1	0.55%
B2	0.54%
B3	1.62%
Ba1	1.94%
Ba2	0.42%
Ba3	1.66%
Baa1	2.72%
Baa2	3.32%
Baa3	7.05%
BBB-*	0.54%
Caa1	0.34%
NR	2.82%

Total:	34.11%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and convertible corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	21

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Assets
Investments, at cost	$78,769,273	$79,070,724	$41,023,753

Investments, at value(a)	79,000,744	82,224,631	50,249,783
Receivables:
Investments sold	2,763,694	7,240,759	44,353
Fund shares sold	476,512	976,571	2,598
Expense reimbursements due from Adviser	41,303	10,636	4,664
Interest	922,259	98,975	7
Dividends	1,817	266,962	28,557
Foreign tax reclaims	–	1,782	–
Other assets	19,027	27,363	18,348

Total assets	83,225,356	90,847,679	50,348,310

Liabilities
Payables:
Payable for collateral received on securities loaned	1,563,935	–	–
Investments purchased	543,361	7,475,803	–
Fund shares redeemed	2,914,186	75,181	42,309
Distributions due to shareholders	406,582	–	–
Advisory fees	41,229	53,453	31,350
Transfer agent fees	9,038	14,275	8,571
Fund accounting fees	3,204	2,883	2,137
Accrued distribution fees	4,383	14,800	11,658
Trustee fees and expenses	2,445	1,965	1,265
Administration fees	3,556	3,653	2,154
Accrued expenses	15,899	15,437	13,590

Total liabilities	5,507,818	7,657,450	113,034

Net Assets - all share classes	$77,717,538	$83,190,229	$50,235,276

Net Assets - Class S	$69,846,539	$54,799,410	$32,617,681

Net Assets - Class C	$4,064,679	$13,913,061	$12,276,000

Net Assets - Class A	$3,806,320	$14,477,758	$5,341,595

Net Assets Consists of
Paid-in capital	$80,267,849	$95,999,727	$60,579,571
Accumulated undistributed net investment income/(loss)	63,759	24,675	(72,862)
Accumulated undistributed net realized gain/(loss)	(2,845,541)	(15,988,151)	(19,497,463)
Unrealized appreciation/(depreciation)	231,471	3,153,978	9,226,030

Net Assets	$77,717,538	$83,190,229	$50,235,276

Shares outstanding (unlimited shares authorized, no par value)
Class S	7,427,231	3,218,372	1,915,591
Class C	430,311	809,891	819,255
Class A	406,181	852,314	332,328
Net asset value (offering and redemption price per share)
Class S	$9.40	$17.03	$17.03
Class C	$9.45	$17.18	$14.98
Class A	$9.37	$16.99	$16.07
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.84	$18.03	$17.05

(a) Includes securities on loan of	$1,524,042	$–	$–

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund

Assets
Investments, at cost	$16,576,807	$14,820,969	$36,456,023

Investments, at value(a)	20,351,126	18,075,048	38,418,991
Receivables:
Investments sold	–	–	424,647
Fund shares sold	3,617	2,507	258,737
Expense reimbursements due from Adviser	16,589	–	12,060
Interest	5	–	141,371
Dividends	9,561	2,134	17,368
Foreign tax reclaims	–	–	–
Other assets	15,005	7,286	16,157

Total assets	20,395,903	18,086,975	39,289,331

Liabilities
Written options, at value (Premiums received, $–, $– and $13,984 and, respectively)	–	–	8,400
Payables:
Payable for collateral received on securities loaned	–	265,650	569,581
Expense recoupment due to Adviser	–	6,594	–
Investments purchased	–	181,900	422,286
Fund shares redeemed	14,597	16,758	35,189
Advisory fees	14,772	11,147	24,228
Transfer agent fees	9,377	3,906	15,599
Fund accounting fees	1,205	1,293	4,306
Accrued distribution fees	5,212	–	14,593
Trustee fees and expenses	633	280	1,382
Administration fees	893	764	1,678
Accrued expenses	10,340	9,905	16,811

Total liabilities	57,029	498,197	1,114,053

Net Assets - all share classes	$20,338,874	$17,588,778	$38,175,278

Net Assets - Class S	$9,698,282	$–	$15,266,940

Net Assets - Class C	$4,462,782	$–	$15,295,190

Net Assets - Class A	$6,177,810	$–	$7,613,148

Net Assets Consists of
Paid-in capital	$71,466,247	$14,421,511	$48,903,619
Accumulated undistributed net investment income/(loss)	(50,559)	(98,409)	36,184
Accumulated undistributed net realized gain/(loss)	(54,851,133)	11,597	(12,733,077)
Unrealized appreciation/(depreciation)	3,774,319	3,254,079	1,968,552

Net Assets	$20,338,874	$17,588,778	$38,175,278

Shares outstanding (unlimited shares authorized, no par value)		1,048,860
Class S	424,841	–	1,002,955
Class C	220,781	–	1,096,008
Class A	279,114	–	512,614
Net asset value (offering and redemption price per share)		$16.77
Class S	$22.83	$–	$15.22
Class C	$20.21	$–	$13.96
Class A	$22.13	$–	$14.85
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$23.48	$–	$15.76

(a) Includes securities on loan of	$–	$254,100	$558,107

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	23

ICON Diversified Funds	Statements of Operations
Period Ended March 31, 2017 (Unaudited)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund

Investment Income
Interest	$1,459,184	$91,766	$281
Dividends	422,102	1,487,313	268,264
Foreign taxes withheld	–	(15,274)	(1,874)
Income from securities lending, net	1,908	182,004	–
Other income	87,338	15,000	–

Total investment income	1,970,532	1,760,809	266,671

Expenses
Advisory fees	249,592	278,470	176,086
Administration fees	20,799	18,565	11,739
Transfer agent fees	27,158	42,678	27,550
Distribution fees:
Class C	18,198	59,753	59,647
Class A	8,023	19,051	6,708
Registration fees	22,415	20,220	19,131
Audit and tax service expense	9,838	9,705	8,436
Fund accounting fees	18,151	15,458	9,079
Trustee fees and expenses	6,707	5,436	3,551
Insurance expense	3,819	2,822	2,017
Custody fees	4,070	3,043	1,822
Printing fees	6,039	5,873	5,906
Interest expense	–	25	1,376
Recoupment of previously reimbursed expenses	–	11,228	–
Other expenses	24,744	18,749	14,578

Total expenses before expense reimbursement	419,553	511,076	347,626
Expense reimbursement by Adviser due to expense limitation agreement	(81,557)	(16,910)	(8,093)

Net Expenses	337,996	494,166	339,533

Net Investment Income/(Loss)	1,632,536	1,266,643	(72,862)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	(353,600)	4,720,220	1,162,520
Foreign currency	–	35	–

	(353,600)	4,720,255	1,162,520

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(964,943)	1,511,725	7,604,208

	(964,943)	1,511,725	7,604,208

Net realized and unrealized gain/(loss)	(1,318,543)	6,231,980	8,766,728

Net Increase/(Decrease) in Net Assets Resulting From Operations	$313,993	$7,498,623	$8,693,866

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2017 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund

Investment Income
Interest	$221	$79	$270,402
Dividends	101,103	56,827	271,195
Foreign taxes withheld	(465)	–	(496)
Income from securities lending, net	–	–	4,149
Other income	–	–	7,925

Total investment income	100,859	56,906	553,175

Expenses
Advisory fees	76,316	62,158	145,058
Administration fees	4,489	4,144	9,671
Transfer agent fees	24,976	12,947	35,774
Distribution fees:
Class C	21,755	–	74,552
Class A	7,234	–	10,183
Registration fees	18,596	7,596	20,638
Audit and tax service expense	9,321	8,303	10,598
Fund accounting fees	3,942	4,152	12,855
Trustee fees and expenses	1,471	1,161	3,254
Insurance expense	739	646	1,972
Custody fees	1,581	1,992	4,968
Printing fees	3,373	3,176	5,698
Interest expense	528	239	488
Recoupment of previously reimbursed expenses	–	12,785	–
Other expenses	7,331	5,585	14,143

Total expenses before expense reimbursement	181,652	124,884	349,852
Expense reimbursement by Adviser due to expense limitation agreement	(37,197)	(266)	(32,367)

Net Expenses	144,455	124,618	317,485

Net Investment Income/(Loss)	(43,596)	(67,712)	235,690

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	256,070	112,673	321,479
Written options	–	–	14,835

	256,070	112,673	336,314

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	3,259,077	2,292,020	1,574,688
Written options	–	–	5,584

	3,259,077	2,292,020	1,580,272

Net realized and unrealized gain/(loss)	3,515,147	2,404,693	1,916,586

Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,471,551	$2,336,981	$2,152,276

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	25

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Bond Fund		ICON Equity Income Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$1,632,536	$3,020,741	$1,266,643	$1,889,298
Net realized gain/(loss)	(353,600)	240,106	4,720,255	(994,699)
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	–	7,949	–	987
Change in net unrealized appreciation/(depreciation)	(964,943)	2,838,297	1,511,725	5,024,516

Net increase/(decrease) in net assets resulting from operations	313,993	6,107,093	7,498,623	5,920,102

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,506,998)	(2,609,859)	(879,780)	(1,164,475)
Class C	(65,675)	(127,022)	(160,839)	(220,158)
Class A	(119,521)	(213,454)	(233,267)	(536,706)

Net decrease from dividends and distributions	(1,692,194)	(2,950,335)	(1,273,886)	(1,921,339)

Fund Share Transactions
Shares sold
Class S	12,395,687	23,652,490	20,373,468	22,323,535
Class C	501,280	2,037,494	3,777,125	4,965,537
Class A	1,292,498	3,634,359	2,473,220	5,435,514
Reinvested dividends and distributions
Class S	1,346,434	2,285,962	844,269	1,105,137
Class C	53,622	92,020	135,250	167,115
Class A	61,017	108,802	196,631	459,085
Shares repurchased
Class S	(19,323,539)	(25,213,749)	(8,252,776)	(10,457,028)
Class C	(1,014,183)	(1,852,274)	(1,534,758)	(2,082,558)
Class A	(3,562,916)	(5,687,994)	(6,222,108)	(3,382,907)

Net increase/(decrease) from fund share transactions	(8,250,100)	(942,890)	11,790,321	18,533,430

Total net increase/(decrease) in net assets	(9,628,301)	2,213,868	18,015,058	22,532,193

Net Assets
Beginning of period	87,345,839	85,131,971	65,175,171	42,642,978

End of period	$77,717,538	$87,345,839	$83,190,229	$65,175,171

Accumulated undistributed net investment income/(loss)	$63,759	$123,417	$24,675	$31,918

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Bond Fund		ICON Equity Income Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Transactions in Fund Shares
Shares sold
Class S	1,312,895	2,542,262	1,240,016	1,471,811
Class C	53,099	218,630	227,338	323,130
Class A	138,551	394,911	150,050	358,450
Issued to shareholders in reinvestment of distributions
Class S	143,346	245,654	50,485	73,747
Class C	5,683	9,850	7,997	11,022
Class A	6,520	11,757	11,789	30,748
Shares repurchased
Class S	(2,054,172)	(2,710,665)	(497,211)	(706,603)
Class C	(107,391)	(197,764)	(93,880)	(138,110)
Class A	(380,346)	(619,858)	(386,514)	(224,896)

Net increase/(decrease)	(881,815)	(105,223)	710,070	1,199,299

Shares outstanding, beginning of period	9,145,538	9,250,761	4,170,507	2,971,208

Shares outstanding, end of period	8,263,723	9,145,538	4,880,577	4,170,507

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	27

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Fund		ICON Long/Short Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$(72,862)	$28,353	$(43,596)	$(19,017)
Net realized gain/(loss)	1,162,520	(1,328,436)	256,070	67,924
Change in net unrealized appreciation/(depreciation)	7,604,208	1,797,942	3,259,077	8,849

Net increase/(decrease) in net assets resulting from operations	8,693,866	497,859	3,471,551	57,756

Fund Share Transactions
Shares sold
Class S	5,999,876	1,519,056	2,437,462	1,759,878
Class C	200,578	455,017	32,440	196,083
Class A	292,191	356,458	1,633,144	635,346
Shares repurchased
Class S	(7,759,282)	(6,734,706)	(1,347,487)	(11,978,015)
Class C	(1,645,251)	(2,714,880)	(617,198)	(2,239,810)
Class A	(1,453,620)	(1,906,267)	(1,911,846)	(4,472,867)

Net increase/(decrease) from fund share transactions	(4,365,508)	(9,025,322)	226,515	(16,099,385)

Total net increase/(decrease) in net assets	4,328,358	(8,527,463)	3,698,066	(16,041,629)

Net Assets
Beginning of period	45,906,918	54,434,381	16,640,808	32,682,437

End of period	$50,235,276	$45,906,918	$20,338,874	$16,640,808

Accumulated undistributed net investment income/(loss)	$(72,862)	$–	$(50,559)	$(6,963)

Transactions in Fund Shares
Shares sold
Class S	373,857	108,905	109,375	98,051
Class C	14,261	37,939	1,668	11,912
Class A	19,896	27,328	79,031	36,303
Shares repurchased
Class S	(511,304)	(492,502)	(64,858)	(652,902)
Class C	(119,719)	(223,446)	(33,811)	(139,906)
Class A	(99,944)	(147,621)	(92,593)	(256,603)

Net decrease	(322,953)	(689,397)	(1,188)	(903,145)

Shares outstanding, beginning of period	3,390,127	4,079,524	925,924	1,829,069

Shares outstanding, end of period	3,067,174	3,390,127	924,736	925,924

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$(67,712)	$(27,160)	$235,690	$503,738
Net realized gain/(loss)	112,673	143,820	336,314	121,100
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	–	–	–	11,386
Change in net unrealized appreciation/(depreciation)	2,292,020	1,036,666	1,580,272	1,179,154

Net increase/(decrease) in net assets resulting from operations	2,336,981	1,153,326	2,152,276	1,815,378

Dividends and Distributions to Shareholders
Net investment income	–	–
Class S	–	–	(133,761)	(301,369)
Class C	–	–	(73,179)	(60,049)
Class A	–	–	(60,802)	(92,328)
Net realized gains	(221,532)	(10,170)

Net decrease from dividends and distributions	(221,532)	(10,170)	(267,742)	(453,746)

Fund Share Transactions
Shares sold	1,169,401	6,108,876
Class S	–	–	4,065,067	15,411,061
Class C	–	–	2,146,313	7,253,783
Class A	–	–	510,158	4,152,730
Reinvested dividends and distributions	221,332	10,162
Class S	–	–	122,700	259,419
Class C	–	–	63,486	46,376
Class A	–	–	55,530	79,762
Shares repurchased	(1,976,301)	(2,250,264)
Class S	–	–	(9,733,000)	(22,982,522)
Class C	–	–	(2,819,315)	(5,595,969)
Class A	–	–	(2,453,948)	(3,836,027)

Net increase/(decrease) from fund share transactions	(585,568)	3,868,774	(8,043,009)	(5,211,387)

Total net increase/(decrease) in net assets	1,529,881	5,011,930	(6,158,475)	(3,849,755)

Net Assets
Beginning of period	16,058,897	11,046,967	44,333,753	48,183,508

End of period	$17,588,778	$16,058,897	$38,175,278	$44,333,753

Accumulated undistributed net investment income/(loss)	$(98,409)	$(30,697)	$36,184	$68,236

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	29

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Transactions in Fund Shares
Shares sold	72,774	426,361
Class S	–	–	274,579	1,094,151
Class C	–	–	157,715	554,021
Class A	–	–	35,070	298,768
Issued to shareholders in reinvestment of distributions	13,488	753
Class S	–	–	8,261	18,182
Class C	–	–	4,684	3,547
Class A	–	–	3,835	5,727
Shares repurchased	(126,550)	(167,271)
Class S	–	–	(669,154)	(1,625,982)
Class C	–	–	(208,342)	(429,201)
Class A	–	–	(170,942)	(277,104)

Net increase/(decrease)	(40,288)	259,843	(564,294)	(357,891)

Shares outstanding, beginning of period	1,089,148	829,305	3,175,871	3,533,762

Shares outstanding, end of period	1,048,860	1,089,148	2,611,577	3,175,871

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$9.55	$9.20	$9.90	$9.89		$10.51	$10.11
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.19	0.34	0.41	0.43(c	)	0.24	0.38
Net realized and unrealized gains/(losses) on investments	(0.14)	0.34	(0.44)	0.15		(0.32)	0.59
Total from investment operations	0.05	0.68	(0.03)	0.58		(0.08)	0.97

Less dividends and distributions:
Dividends from net investment income	(0.20)	(0.33)	(0.51)	(0.44)		(0.24)	(0.40)
Distributions from net realized gains	–	–	(0.13)	(0.13)		(0.30)	(0.17)
Return of capital	–	–	(0.03)	–		–	–
Total dividends and distributions	(0.20)	(0.33)	(0.67)	(0.57)		(0.54)	(0.57)

Net asset value, end of period	$9.40	$9.55	$9.20	$9.90		$9.89	$10.51

Total Return	0.51%(d)	7.54%	(0.28)%	6.01%		(0.84)%	9.93%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$69,847	$76,656	$73,152	$87,675		$88,313	$81,381

Ratio of expenses to average net assets
Before expense limitation	0.91%(e)	0.93%	0.91%	0.86%		0.89%	0.88%
After expense limitation(f)	0.75%(e)	0.75%	0.75%	0.75%		0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.83%(e)	3.43%	4.10%	4.22%		2.19%	3.46%
After expense limitation(f)	3.99%(e)	3.61%	4.26%	4.33%(c)		2.33%	3.59%
Portfolio turnover rate	92%(d)	141%	153%	176%		97%	51%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)

Investment income per share of Class S reflects a large, non-recurring dividend which amounted to $0.07 per share. Excluding this non-recurring dividend, the ratio of net investment income/(loss) to average net assets would have been 3.59% for Class S.

(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	31

ICON Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$9.58	$9.24	$9.94	$9.93		$10.55	$10.15
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.15	0.26	0.32	0.34(b	)	0.15	0.31
Net realized and unrealized gains/(losses) on investments	(0.14)	0.34	(0.43)	0.15		(0.32)	0.57
Total from investment operations	0.01	0.60	(0.11)	0.49		(0.17)	0.88

Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.26)	(0.43)	(0.35)		(0.15)	(0.31)
Distributions from net realized gains	–	–	(0.13)	(0.13)		(0.30)	(0.17)
Return of capital	–	–	(0.03)	–		–	–
Total dividends and distributions	(0.14)	(0.26)	(0.59)	(0.48)		(0.45)	(0.48)

Net asset value, end of period	$9.45	$9.58	$9.24	$9.94		$9.93	$10.55

Total Return(c)	0.16%(d)	6.59%	(1.10)%	5.10%		(1.66)%	8.98%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,065	$4,590	$4,142	$2,879		$3,008	$3,772

Ratio of expenses to average net assets
Before expense limitation	2.10%(e)	2.10%	2.19%	2.27%		2.06%	2.28%
After expense limitation(f)	1.60%(e)	1.60%	1.60%	1.60%		1.60%	1.60%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.63%(e)	2.28%	2.76%	2.75%		1.02%	2.35%
After expense limitation(f)	3.13%(e)	2.78%	3.35%	3.42%(b)		1.48%	3.03%
Portfolio turnover rate	92%(d)	141%	153%	176%		97%	51%

(a)	Calculated using the average shares method.
(b)

Investment income per share of Class C reflects a large, non-recurring dividend which amounted to $0.06 per share. Excluding this non-recurring dividend, the ratio of net investment income/(loss) to average net assets would have been 2.84% for Class C.

(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$9.51	$9.17	$9.86	$9.89		$10.51	$10.11
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.18	0.31	0.36	0.43(c	)	0.21	0.36
Net realized and unrealized gains/(losses) on investments	(0.14)	0.34	(0.41)	0.12		(0.32)	0.58
Total from investment operations	0.04	0.65	(0.05)	0.55		(0.11)	0.94

Less dividends and distributions:
Dividends from net investment income	(0.18)	(0.31)	(0.48)	(0.45)		(0.21)	(0.37)
Distributions from net realized gains	–	–	(0.13)	(0.13)		(0.30)	(0.17)
Return of capital	–	–	(0.03)	–		–	–
Total dividends and distributions	(0.18)	(0.31)	(0.64)	(0.58)		(0.51)	(0.54)

Net asset value, end of period	$9.37	$9.51	$9.17	$9.86		$9.89	$10.51

Total Return(d)	0.40%(e)	7.25%	(0.44)%	5.77%		(1.08)%	9.66%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,806	$6,100	$7,838	$4,278		$6,792	$7,515

Ratio of expenses to average net assets
Before expense limitation	1.37%(f)	1.38%	1.36%	1.44%		1.34%	1.31%
After expense limitation(g)	1.00%(f)	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.38%(f)	2.98%	3.50%	3.84%		1.71%	3.13%
After expense limitation(g)	3.75%(f)	3.36%	3.86%	4.28%(c)		2.06%	3.44%
Portfolio turnover rate	92%(e)	141%	153%	176%		97%	51%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)

Investment income per share of Class A reflects a large, non-recurring dividend which amounted to $0.08 per share. Excluding this non-recurring dividend, the ratio of net investment income/(loss) to average net assets would have been 3.55% for Class A.

(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	33

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$15.62	$14.36	$14.87		$13.80	$12.18	$10.21
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.30	0.60	0.56		0.52	0.47	0.43
Net realized and unrealized gains/(losses) on investments	1.40	1.27	(0.56)		1.04	1.65	2.03
Total from investment operations	1.70	1.87	(0.00)(c	)	1.56	2.12	2.46

Less dividends and distributions:
Dividends from net investment income	(0.29)	(0.61)	(0.51)		(0.49)	(0.50)	(0.49)
Total dividends and distributions	(0.29)	(0.61)	(0.51)		(0.49)	(0.50)	(0.49)

Net asset value, end of period	$17.03	$15.62	$14.36		$14.87	$13.80	$12.18

Total Return	10.92%(d)	13.30%	(0.17)%		11.36%	17.76%	24.43%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$54,799	$37,868	$22,779		$8,022	$5,116	$7,123

Ratio of expenses to average net assets
Before expense limitation	1.14%(e)	1.24%	1.25%		1.38%	1.53%	1.47%
After expense limitation(f)	1.11%(e)(g)	1.20%	1.20%		1.20%	1.21%	1.21%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.59%(e)	3.91%	3.52%		3.36%	3.28%	3.31%
After expense limitation(f)	3.62%(e)	3.95%	3.57%		3.54%	3.60%	3.57%
Portfolio turnover rate	97%(d)	145%	174%		148%	163%	122%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$15.76	$14.45	$14.96	$13.88	$12.25	$10.16
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.22	0.45	0.40	0.36	0.35	0.29
Net realized and unrealized gains/(losses) on investments	1.41	1.28	(0.56)	1.06	1.65	2.06
Total from investment operations	1.63	1.73	(0.16)	1.42	2.00	2.35

Less dividends and distributions:
Dividends from net investment income	(0.21)	(0.42)	(0.35)	(0.34)	(0.37)	(0.26)
Total dividends and distributions	(0.21)	(0.42)	(0.35)	(0.34)	(0.37)	(0.26)

Net asset value, end of period	$17.18	$15.76	$14.45	$14.96	$13.88	$12.25

Total Return(b)	10.37%(c)	12.15%	(1.16)%	10.26%	16.58%	23.31%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,913	$10,532	$6,825	$5,481	$5,423	$5,146

Ratio of expenses to average net assets
Before expense limitation	2.19%(d)	2.34%	2.34%	2.45%	2.42%	2.62%
After expense limitation(e)	2.12%(d)(f)	2.20%	2.20%	2.20%	2.21%	2.20%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.56%(d)	2.80%	2.40%	2.21%	2.49%	2.09%
After expense limitation(e)	2.63%(d)	2.94%	2.54%	2.46%	2.70%	2.51%
Portfolio turnover rate	97%(c)	145%	174%	148%	163%	122%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 2.20% to 1.99%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	35

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$15.58	$14.29	$14.79	$13.73	$12.12	$10.15
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.27	0.56	0.50	0.47	0.45	0.39
Net realized and unrealized gains/(losses) on investments	1.41	1.26	(0.53)	1.04	1.63	2.03
Total from investment operations	1.68	1.82	(0.03)	1.51	2.08	2.42

Less dividends and distributions:
Dividends from net investment income	(0.27)	(0.53)	(0.47)	(0.45)	(0.47)	(0.45)
Total dividends and distributions	(0.27)	(0.53)	(0.47)	(0.45)	(0.47)	(0.45)

Net asset value, end of period	$16.99	$15.58	$14.29	$14.79	$13.73	$12.12

Total Return(c)	10.79%(d)	12.97%	(0.38)%	11.07%	17.49%	24.10%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,478	$16,775	$13,039	$13,847	$12,798	$10,758

Ratio of expenses to average net assets
Before expense limitation	1.47%(e)	1.54%	1.52%	1.59%	1.68%	1.69%
After expense limitation(f)	1.37%(e)(g)	1.45%	1.45%	1.45%	1.46%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.27%(e)	3.64%	3.14%	3.08%	3.24%	3.11%
After expense limitation(f)	3.37%(e)	3.73%	3.21%	3.22%	3.45%	3.35%
Portfolio turnover rate	97%(d)	145%	174%	148%	163%	122%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

The accompanying notes are an integral part of the financial statements.

36	www.iconfunds.com

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$14.08	$13.83	$14.52	$14.00		$11.34	$8.82
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.00(c)(d)	0.05	(0.02)	0.00(c	)	0.07	0.07
Net realized and unrealized gains/(losses) on investments	2.95	0.20	(0.67)	0.52		2.66	2.45
Total from investment operations	2.95	0.25	(0.69)	0.52		2.73	2.52

Less dividends and distributions:
Dividends from net investment income	–	–	–	–		(0.07)	–
Total dividends and distributions	–	–	–	–		(0.07)	–

Net asset value, end of period	$17.03	$14.08	$13.83	$14.52		$14.00	$11.34

Total Return	20.95%(e)	1.81%	(4.75)%	3.71%		24.27%	28.57%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,618	$28,897	$33,695	$41,577		$6,986	$22,952

Ratio of expenses to average net assets
Before expense limitation	1.11%(f)	1.12%	1.09%	1.10%		1.23%	1.18%
After expense limitation(g)	1.11%(f)	1.12%	1.09%	1.10%		1.23%	1.18%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.02%(f)	0.39%	(0.11)%	0.02%		0.59%	0.61%
After expense limitation(g)	0.02%(f)	0.39%	(0.11)%	0.02%		0.59%	0.61%
Portfolio turnover rate	6%(e)	31%	54%	65%		33%	24%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	37

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.46	$12.38	$13.15	$12.82	$10.42	$8.17
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.08)	(0.09)(b)	(0.18)	(0.14)	(0.07)	(0.04)
Net realized and unrealized gains/(losses) on investments	2.60	0.17	(0.59)	0.47	2.47	2.29
Total from investment operations	2.52	0.08	(0.77)	0.33	2.40	2.25

Net asset value, end of period	$14.98	$12.46	$12.38	$13.15	$12.82	$10.42

Total Return(c)	20.22%(d)	0.65%	(5.86)%	2.57%	23.03%	27.54%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,276	$11,520	$13,745	$17,050	$18,848	$18,378

Ratio of expenses to average net assets
Before expense limitation	2.32%(e)	2.41%	2.27%	2.26%	2.32%	2.35%
After expense limitation(f)	2.26%(e)	2.26%	2.25%	2.25%	2.26%	2.28%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.17)%(e)	(0.90)%	(1.29)%	(1.09)%	(0.64)%	(0.48)%
After expense limitation(f)	(1.11)%(e)	(0.75)%	(1.27)%	(1.08)%	(0.58)%	(0.41)%
Portfolio turnover rate	6%(d)	31%	54%	65%	33%	24%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

38	www.iconfunds.com

ICON Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$13.31	$13.13	$13.84	$13.39	$10.85	$8.46
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.03)	0.00(c)	(0.08)	(0.05)	0.02	0.03
Net realized and unrealized gains/(losses) on investments	2.79	0.18	(0.63)	0.50	2.56	2.36
Total from investment operations	2.76	0.18	(0.71)	0.45	2.58	2.39

Less dividends and distributions:
Dividends from net investment income	–	–	–	–	(0.04)	–
Total dividends and distributions	–	–	–	–	(0.04)	–

Net asset value, end of period	$16.07	$13.31	$13.13	$13.84	$13.39	$10.85

Total Return(d)	20.74%(e)	1.37%	(5.13)%	3.36%	23.90%	28.25%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,342	$5,490	$6,994	$8,076	$10,000	$12,401

Ratio of expenses to average net assets
Before expense limitation	1.68%(f)	1.67%	1.55%	1.56%	1.58%	1.54%
After expense limitation(g)	1.51%(f)	1.51%	1.50%	1.50%	1.51%	1.54%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.53)%(f)	(0.16)%	(0.57)%	(0.38)%	0.12%	0.27%
After expense limitation(g)	(0.36)%(f)	0.00%(h)	(0.52)%	(0.32)%	0.19%	0.27%
Portfolio turnover rate	6%(e)	31%	54%	65%	33%	24%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	39

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$18.70	$18.39	$18.41	$17.48	$14.56	$11.61
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.01)	0.04(c)	(0.09)	(0.06)	0.01	0.02
Net realized and unrealized gains/(losses) on investments	4.14	0.27	0.07	0.99	2.91	2.93
Total from investment operations	4.13	0.31	(0.02)	0.93	2.92	2.95

Net asset value, end of period	$22.83	$18.70	$18.39	$18.41	$17.48	$14.56

Total Return	22.09%(d)	1.69%	(0.11)%	5.32%	20.05%	25.41%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,698	$7,114	$17,196	$16,465	$4,774	$3,471

Ratio of expenses to average net assets
Before expense limitation	1.60%(e)	1.63%	1.37%	1.45%	1.53%	2.18%
After expense limitation(f)	1.26%(e)	1.28%	1.28%	1.32%	1.32%	1.35%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.46)%(e)	(0.11)%	(0.52)%	(0.47)%	(0.14)%	(0.70)%
After expense limitation(f)	(0.12)%(e)	0.24%	(0.43)%	(0.34)%	0.07%	0.13%
Portfolio turnover rate	6%(d)	20%	74%	65%	33%	54%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.

40	www.iconfunds.com

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$16.65	$16.54	$16.74	$16.05	$13.52	$10.89
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.11)	(0.13)	(0.27)	(0.24)	(0.14)	(0.11)
Net realized and unrealized gains/(losses) on investments	3.67	0.24	0.07	0.93	2.67	2.74
Total from investment operations	3.56	0.11	(0.20)	0.69	2.53	2.63

Net asset value, end of period	$20.21	$16.65	$16.54	$16.74	$16.05	$13.52

Total Return(b)	21.38%(c)	0.67%	(1.19)%	4.30%	18.71%	24.15%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,463	$4,211	$6,300	$6,932	$6,108	$6,004

Ratio of expenses to average net assets
Before expense limitation	2.78%(d)	2.76%	2.53%	2.57%	2.62%	2.95%
After expense limitation(e)	2.31%(d)	2.33%	2.33%	2.38%	2.37%	2.41%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.67)%(d)	(1.21)%	(1.68)%	(1.58)%	(1.21)%	(1.44)%
After expense limitation(e)	(1.20)%(d)	(0.78)%	(1.48)%	(1.39)%	(0.96)%	(0.90)%
Portfolio turnover rate	6%(c)	20%	74%	65%	33%	54%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	41

ICON Long/Short Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$18.16	$17.91	$17.99	$17.13	$14.31	$11.44
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.04)	(0.01)	(0.15)	(0.12)	(0.02)	(0.02)
Net realized and unrealized gains/(losses) on investments	4.01	0.26	0.07	0.98	2.84	2.89
Total from investment operations	3.97	0.25	(0.08)	0.86	2.82	2.87

Net asset value, end of period	$22.13	$18.16	$17.91	$17.99	$17.13	$14.31

Total Return(c)	21.86%(d)	1.40%	(0.44)%	5.02%	19.71%	25.09%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,178	$5,316	$9,186	$11,160	$8,813	$15,687

Ratio of expenses to average net assets
Before expense limitation	2.01%(e)	1.95%	1.73%	1.81%	1.91%	2.09%
After expense limitation(f)	1.56%(e)	1.58%	1.58%	1.63%	1.61%	1.65%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.89)%(e)	(0.40)%	(0.89)%	(0.82)%	(0.45)%	(0.58)%
After expense limitation(f)	(0.44)%(e)	(0.03)%	(0.74)%	(0.64)%	(0.16)%	(0.14)%
Portfolio turnover rate	6%(d)	20%	74%	65%	33%	54%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.

42	www.iconfunds.com

ICON Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013 (a)
Net asset value, beginning of period	$14.74	$13.32	$13.04	$13.02	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.06)	(0.03)	(0.09)	(0.12)	(0.01)
Net realized and unrealized gains/(losses) on investments	2.30	1.46	0.58	0.41(c)	3.03
Total from investment operations	2.24	1.43	0.49	0.29	3.02

Less dividends and distributions:
Distributions from net realized gains	(0.21)	(0.01)	(0.21)	(0.27)	–
Total dividends and distributions	(0.21)	(0.01)	(0.21)	(0.27)	–

Net asset value, end of period	$16.77	$14.74	$13.32	$13.04	$13.02

Total Return	15.25%(d)	10.76%	3.75%	2.19%	30.20%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$17,589	$16,059	$11,047	$12,133	$442

Ratio of expenses to average net assets
Before expense limitation	1.51%(e)	1.53%	1.58%	2.44%	12.47%
After expense limitation(f)	1.50%(e)	1.51%	1.50%	1.50%	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.82)%(e)	(0.27)%	(0.72)%	(1.81)%	(11.02)%
After expense limitation(f)	(0.81)%(e)	(0.25)%	(0.65)%	(0.87)%	(0.07)%
Portfolio turnover rate	18%(d)	95%	76%	46%	52%

(a)	Commenced operations on October 1, 2012.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	43

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$14.46	$14.02	$13.98	$13.40	$12.32	$10.88
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.12	0.19	0.18	0.24	0.24	0.15
Net realized and unrealized gains/(losses) on investments	0.77	0.42	0.01	0.56	1.04	1.44
Total from investment operations	0.89	0.61	0.19	0.80	1.28	1.59

Less dividends and distributions:
Dividends from net investment income	(0.13)	(0.17)	(0.15)	(0.22)	(0.20)	(0.15)
Total dividends and distributions	(0.13)	(0.17)	(0.15)	(0.22)	(0.20)	(0.15)

Net asset value, end of period	$15.22	$14.46	$14.02	$13.98	$13.40	$12.32

Total Return	6.21%(c)	4.39%	1.35%	6.02%	10.51%	14.65%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,267	$20,087	$26,677	$20,071	$43,350	$6,692

Ratio of expenses to average net assets
Before expense limitation	1.40%(d)	1.27%	1.34%	1.22%	1.43%	1.80%
After expense limitation(e)	1.20%(d)	1.20%	1.20%	1.20%	1.21%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.45%(d)	1.27%	1.09%	1.72%	1.65%	0.69%
After expense limitation(e)	1.65%(d)	1.34%	1.23%	1.74%	1.87%	1.25%
Portfolio turnover rate	39%(c)	109%	119%	137%	98%	71%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

44	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$13.27	$12.89	$12.90	$12.39	$11.41	$10.09
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.05	0.04	0.03	0.09	0.09	0.02
Net realized and unrealized gains/(losses) on investments	0.71	0.39	0.01	0.54	0.98	1.34
Total from investment operations	0.76	0.43	0.04	0.63	1.07	1.36

Less dividends and distributions:
Dividends from net investment income	(0.07)	(0.05)	(0.05)	(0.12)	(0.09)	(0.04)
Total dividends and distributions	(0.07)	(0.05)	(0.05)	(0.12)	(0.09)	(0.04)

Net asset value, end of period	$13.96	$13.27	$12.89	$12.90	$12.39	$11.41

Total Return(b)	5.72%(c)	3.35%	0.31%	5.06%	9.45%	13.47%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,295	$15,151	$13,061	$9,469	$5,667	$2,243

Ratio of expenses to average net assets
Before expense limitation	2.31%(d)	2.29%	2.38%	2.33%	2.72%	3.25%
After expense limitation(e)	2.20%(d)	2.20%	2.20%	2.20%	2.22%	2.23%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.56%(d)	0.24%	0.06%	0.61%	0.22%	(0.79)%
After expense limitation(e)	0.67%(d)	0.33%	0.24%	0.74%	0.72%	0.23%
Portfolio turnover rate	39%(c)	109%	119%	137%	98%	71%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	45

ICON Risk-Managed Balanced Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$14.11	$13.68	$13.69	$13.12	$12.06	$10.66
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.10	0.15	0.14	0.20	0.18	0.11
Net realized and unrealized gains/(losses) on investments	0.75	0.42	0.00(c)	0.57	1.05	1.41
Total from investment operations	0.85	0.57	0.14	0.77	1.23	1.52

Less dividends and distributions:
Dividends from net investment income	(0.11)	(0.14)	(0.15)	(0.20)	(0.17)	(0.12)
Total dividends and distributions	(0.11)	(0.14)	(0.15)	(0.20)	(0.17)	(0.12)

Net asset value, end of period	$14.85	$14.11	$13.68	$13.69	$13.12	$12.06

Total Return(d)	6.08%(e)	4.18%	1.00%	5.88%	10.28%	14.28%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,613	$9,095	$8,446	$7,014	$7,819	$4,045

Ratio of expenses to average net assets
Before expense limitation	1.67%(f)	1.60%	1.70%	1.65%	2.12%	2.16%
After expense limitation(g)	1.45%(f)	1.45%	1.45%	1.45%	1.47%	1.48%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.19%(f)	0.93%	0.71%	1.29%	0.81%	0.28%
After expense limitation(g)	1.41%(f)	1.08%	0.96%	1.49%	1.46%	0.96%
Portfolio turnover rate	39%(e)	109%	119%	137%	98%	71%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

46	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

1. ORGANIZATION

The Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/ Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are a series of funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is to maximize total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as periods with rising interest rates.

The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligations or “CMO”), and in other types of mortgage-related securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Semi-Annual Report | March 31, 2017	47

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The Bond Fund and Long/Short Fund have a significant weighting in the Financial sector and the Opportunities Fund has a significant weighting in the Information Technology sector and the Consumer Discretionary sector which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those sectors.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value

48	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

(“NAV”). The valuation assigned to fair-value securities for purposes of calculating each Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2017:

ICON Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$53,051,183	$–	$53,051,183
Convertible Corporate Bonds	–	3,876,562	–	3,876,562
U.S. Treasury Obligations	–	1,995,468	–	1,995,468
Collateralized Mortgage Obligations	–	5,468,203	–	5,468,203
Preferred Stocks	3,825,383	–	–	3,825,383
Closed-End Mutual Funds	7,573,312	–	–	7,573,312
Collateral for Securities on Loan	–	1,563,935	–	1,563,935
Short-Term Investments	–	1,646,698	–	1,646,698
Total	$11,398,695	$67,602,049	$–	$79,000,744

ICON Equity Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$5,367,040	$–	$5,367,040
Convertible Corporate Bonds	–	361,813	–	361,813
Collateralized Mortgage Obligations	–	695,856	–	695,856
Common Stocks	67,088,322	–	–	67,088,322
Preferred Stocks	1,565,476	–	–	1,565,476
Convertible Preferred Stocks	496,000	–	–	496,000
Closed-End Mutual Funds	6,087,072	–	–	6,087,072
Put Options Purchased	47,250	–	–	47,250
Short-Term Investments	–	515,802	–	515,802
Total	$75,284,120	$6,940,511	$–	$82,224,631

ICON Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$46,726,996	$–	$–	$46,726,996
Short-Term Investments	–	3,522,787	–	3,522,787
Total	$46,726,996	$3,522,787	$–	$50,249,783

Semi-Annual Report | March 31, 2017	49

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,012,886	$–	$–	$18,012,886
Short-Term Investments	–	2,338,240	–	2,338,240
Total	$18,012,886	$2,338,240	$–	$20,351,126

ICON Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,582,230	$–	$–	$17,582,230
Collateral for Securities on Loan	–	265,650	–	265,650
Short-Term Investments	–	227,168	–	227,168
Total	$17,582,230	$492,818	$–	$18,075,048

ICON Risk-Managed Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$8,184,880	$–	$8,184,880
Convertible Corporate Bonds	–	516,875	–	516,875
U.S. Treasury Obligations	–	2,918,007	–	2,918,007
Collateralized Mortgage Obligations	–	1,405,467	–	1,405,467
Common Stocks	18,111,973	–	–	18,111,973
Preferred Stocks	679,808	–	–	679,808
Closed-End Mutual Funds	2,667,017	–	–	2,667,017
Exchange Traded Funds	711,825	–	–	711,825
Put Options Purchased	43,950	–	–	43,950
Collateral for Securities on Loan	–	569,581	–	569,581
Short-Term Investments	–	2,609,608	–	2,609,608
Total	$22,214,573	$16,204,418	$–	$38,418,991

Other Financial Instruments
Liabilities
Written Call Options	$(8,400)	–	–	$(8,400)
Total	$(8,400)	–	–	$(8,400)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2017.

For the six months ended March 31, 2017, there was no transfer activity between Level 1, Level 2 or Level 3.

The end of period timing recognition is used for transfers between levels of each Fund’s assets and liabilities.

50	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six months ended March 31, 2017 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2017, the Equity Income Fund engaged in purchased put option transactions and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments. The Risk-Managed Balanced Fund’s written options were collateralized by cash and/or securities held in a segregated account at the Fund’s custodian during the year. The securities pledged as collateral would be included on the Schedule of Investments if they were held at year end. Such collateral is restricted from the Fund’s use. The cash collateral held for the custodian and/or borrowings from the custodian, if any, is included on the Statements of Assets and Liabilities.

Semi-Annual Report | March 31, 2017	51

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the six months ended March 31, 2017, were as follows:

	ICON Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	–	$–
Options written during period	(30)	(37,314)
Options closed during period	20	23,330
Options outstanding, end of period	(10)	$(13,984)

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Equity Income Fund	Asset Derivatives		Liability Derivatives

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$47,250	N/A	N/A
Total		$47,250		$–

ICON Risk-Managed Balanced Fund	Asset Derivatives		Liability Derivatives

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$43,950	N/A	N/A
Equity Contracts (Written Options)	N/A	N/A	Written options, at value	$8,400
Total		$43,950		$8,400

ICON Equity Income Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$(489,872)	$84,454
Total		$(489,872)	$84,454

ICON Risk-Managed Balanced Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$(526,387)	$281,850
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/ Change in unrealized appreciation/(depreciation) on written options	14,835	5,584
Total		$(511,552)	$287,434

52	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The average purchased and written option contracts during the six months ended March 31, 2017, was as follows:

ICON Equity Income Fund Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	779	159
ICON Risk-Managed Balanced Fund Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	86	182
Written Options	Contracts	18	128

+	The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s prime broker. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statements of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statements of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of and for the six months ended March 31, 2017, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

Effective October 14, 2016, the Funds have elected to invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedule of Investments. Prior to October 14, 2016, the Funds used the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the six months ended March 31, 2017, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017. It may also include collateral received from the pre-funding of security loans.

Semi-Annual Report | March 31, 2017	53

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of March 31, 2017:

	Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Fair Value	Collateral Received	Excess amount due to counterparty
Securities Lending Transactions
ICON Bond Fund
Corporate Securities	$1,445,361	$–	$–	$–	$1,445,361	$1,479,535	$34,174
Equity Securities	78,681	–	–	–	78,681	84,400	5,719
Total					1,524,042	1,563,935	39,893
ICON Opportunities Fund
Equity Securities	254,100	–	–	–	254,100	265,650	11,550
ICON Risk-Managed Balanced Fund
Corporate Securities	104,955	–	–	–	104,955	107,000	2,045
Equity Securities	453,152	–	–	–	453,152	462,581	9,429
Total					558,107	569,581	11,474

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

54	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be effected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are additional class level expenses that are included on the Statements of Operations:

Fund	Printing Fees	Transfer Agent Fees*	Registration Fees
ICON Bond Fund
Class S	$5,146	$16,008	$10,934
Class C	449	3,554	5,191
Class A	444	2,846	6,290
ICON Equity Income Fund
Class S	3,655	19,918	7,130
Class C	725	6,055	5,637
Class A	1,493	9,845	7,453
ICON Fund
Class S	3,581	5,185	7,734
Class C	1,527	11,674	5,804
Class A	798	5,078	5,593
ICON Long/Short Fund
Class S	1,489	6,564	6,786
Class C	767	5,615	5,731
Class A	1,117	8,481	6,079
ICON Risk-Managed Balanced Fund
Class S	3,268	15,291	6,985
Class C	1,466	9,080	6,752
Class A	964	6,159	6,901

*	Transfer agent out of pocket fees are a Fund level expense.

Semi-Annual Report | March 31, 2017	55

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Bond Fund	–	0.75%	1.60%	1.00%
ICON Equity Income Fund*	–	0.99%	1.99%	1.24%
ICON Fund	–	1.25%	2.25%	1.50%
ICON Long/Short Fund	–	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.50%	–	–	–
ICON Risk-Managed Balanced Fund	–	1.20%	2.20%	1.45%

*	From October 1, 2016 to January 25, 2017, the annual expense limitation rates for the Equity Income Fund’s Class S, Class C and Class A were 1.20%, 2.20% and 1.45%, respectively.

The Funds’ expense limitations, excluding the Bond Fund Class A, all classes of the Equity Income Fund, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2021. The expense limitations for the Bond Fund Class A, all classes of the Equity Income Fund, all classes of the ICON Fund and the Opportunities Fund will continue in effect until at least January 31, 2018. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2017 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020
ICON Bond Fund	$70,653	$180,067	$180,193	$81,557
ICON Equity Income Fund	14,028	24,336	35,317	16,910
ICON Fund	1,930	6,855	28,516	8,093
ICON Long/Short Fund	29,642	50,987	80,331	37,197
ICON Opportunities Fund	9,795	8,824	3,029	266
ICON Risk-Managed Balanced Fund	19,683	61,973	44,620	32,367

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

56	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2017, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a non-compensatory Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, the Distribution Plan provides for reimbursement of expenses incurred by IDI related to distribution and marketing. The Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statements of Operations.

In addition, IDI, as Distributor, receives a contingent deferred sales charge at a rate of 1.00% of the purchase price for the sale of Class C shares within one year of purchase. For Class A shares, the public offering price equals net asset value plus the applicable sales charge, which is a maximum of 5.75% (4.75% for Class A shares of the ICON Bond Fund). IDI receives a portion of this sales charge and may redistribute it as dealer discounts and brokerage commissions to non-related parties.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2017, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2017, the total related amounts accrued by the Funds under this arrangement was $6,289 and is included in Other Expenses on the Statements of Operations.

The Funds engaged in cross trades with each other and other funds within the Trust, during the six months ended March 31, 2017, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expires on March 20, 2018.

Semi-Annual Report | March 31, 2017	57

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the average outstanding loan by Fund was as follows:

Fund*	Average Borrowing (10/01/16 - 3/31/17)^	Average Interest Rates (10/1/16 - 3/31/17)^
ICON Fund	$401,127	1.85%
ICON Long/Short Fund	119,013	1.89%
ICON Opportunities Fund	61,980	1.88%
ICON Risk-Managed Balanced Fund	353,047	1.81%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2017.
^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
ICON Bond Fund	$69,195,836	$ 72,001,470	$2,974,219	$3,774,219
ICON Equity Income Fund	80,672,108	69,896,702	–	–
ICON Fund	2,749,033	10,680,595	–	–
ICON Long/Short Fund	1,074,097	3,282,591	–	–
ICON Opportunities Fund	2,872,374	3,764,796	–	–
ICON Risk-Managed Balanced Fund	11,783,279	22,844,662	2,455,078	2,336,879

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are primarily due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, partnership adjustments, net investment losses, and the treatment of TIPS, trust preferred securities, and paydowns.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital losses will expire unused.

For the year ended September 30, 2016, the following Funds had capital loss carryforwards:

Fund	Expiring in 2017	Expiring in 2018
ICON Equity Income Fund	$–	$19,024,268
ICON Fund	–	17,897,797
ICON Long/Short Fund	33,675,749	19,325,857
ICON Risk-Managed Balanced Fund	–	12,982,796

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2016, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$701,417
ICON Risk-Managed Balanced Fund	237,622

58	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The capital losses with no expiration were as follows:

Fund	Short-Term	Long-Term
ICON Bond Fund	$778,218	$1,152,209
ICON Fund	1,433,750	–
ICON Long/Short Fund	1,444,669	–

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2016, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Bond Fund	$2,950,335	$–
ICON Equity Income Fund	1,921,339	–
ICON Opportunities Fund	–	10,170
ICON Risk-Managed Balanced Fund	453,746	–

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral*	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
ICON Bond Fund	$158,476	$–	$(554,807)	$(1,965,486)	$1,189,707	$(1,172,110)
ICON Equity Income Fund	35,661	–	(1,876,410)	(19,028,011)	1,834,525	(19,034,235)
ICON Fund	–	–	(1,328,436)	(19,331,547)	1,621,822	(19,038,161)
ICON Long/Short Fund	–	–	(667,891)	(54,446,275)	515,242	(54,598,924)
ICON Opportunities Fund	–	221,529	(30,697)	–	860,986	1,051,818
ICON Risk-Managed Balanced Fund	69,429	–	(411,465)	(12,983,989)	713,150	(12,612,875)

*	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2017, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Bond Fund	$861,649	$(636,640)	$225,009	$78,775,735
ICON Equity Income Fund	4,738,423	(1,594,392)	3,144,031	79,080,600
ICON Fund	9,649,545	(423,515)	9,226,030	41,023,753
ICON Long/Short Fund	3,926,413	(152,094)	3,774,319	16,576,807
ICON Opportunities Fund	3,692,144	(494,696)	3,197,448	14,877,600
ICON Risk-Managed Balanced Fund	2,719,139	(757,140)	1,961,999	36,456,992

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-19, “Technical Corrections and Improvements.” It includes an update to Accounting Standards Codification Topic 820 (“Topic 820”), Fair Value Measurement. The update to Topic 820 clarifies the difference between a valuation approach and a valuation technique. It also requires disclosure when there has been a change in either or both a valuation approach and/or a valuation technique. The changes related to Topic 820 are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2016. Management is currently evaluating the impact of the ASU to the financial statements.

Semi-Annual Report | March 31, 2017	59

ICON Diversified Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

8. SECURITIES AND EXCHANGE COMMISSION REGULATIONS

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

60	www.iconfunds.com

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/16 – 3/31/17).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expense Ratio(a)	Expenses Paid During period October 1, 2016 - March 31, 2017(b)
ICON Bond Fund
Class S
Actual	$ 1,000.00	$ 1,005.10	0.75%	$ 3.75
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.19	0.75%	$ 3.78
Class C
Actual	$ 1,000.00	$ 1,001.60	1.60%	$ 7.98
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.95	1.60%	$ 8.05
Class A
Actual	$ 1,000.00	$ 1,004.00	1.00%	$ 5.00
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04

ICON Equity Income Fund
Class S
Actual	$ 1,000.00	$ 1,109.20	1.11%	$ 5.84
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.40	1.11%	$ 5.59
Class C
Actual	$ 1,000.00	$ 1,103.70	2.12%	$11.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.36	2.12%	$10.65
Class A
Actual	$ 1,000.00	$ 1,107.90	1.37%	$ 7.20
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.10	1.37%	$ 6.89

Semi-Annual Report | March 31, 2017	61

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expense Ratio(a)	Expenses Paid During period October 1, 2016 - March 31, 2017(b)
ICON Fund
Class S
Actual	$ 1,000.00	$ 1,209.50	1.11%	$ 6.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.40	1.11%	$ 5.59
Class C
Actual	$ 1,000.00	$ 1,202.20	2.26%	$12.41
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.66	2.26%	$11.35
Class A
Actual	$ 1,000.00	$ 1,207.40	1.51%	$ 8.31
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.40	1.51%	$ 7.59

ICON Long/Short Fund
Class S
Actual	$ 1,000.00	$ 1,220.90	1.26%	$ 6.98
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.65	1.26%	$ 6.34
Class C
Actual	$ 1,000.00	$ 1,213.80	2.31%	$12.75
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.41	2.31%	$11.60
Class A
Actual	$ 1,000.00	$ 1,218.60	1.56%	$ 8.63
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.15	1.56%	$ 7.85

ICON Opportunities Fund
Actual	$ 1,000.00	$ 1,152.50	1.50%	$ 8.05
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.50%	$ 7.54

ICON Risk-Managed Balanced Fund
Class S
Actual	$ 1,000.00	$ 1,062.10	1.20%	$ 6.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.95	1.20%	$ 6.04
Class C
Actual	$ 1,000.00	$ 1,057.20	2.20%	$11.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.96	2.20%	$11.05
Class A
Actual	$ 1,000.00	$ 1,060.80	1.45%	$ 7.45
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.70	1.45%	$ 7.29

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

62	www.iconfunds.com

ICON Diversified Funds	Additional Information

March 31, 2017 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Semi-Annual Report | March 31, 2017	63

ICON Diversified Funds	Privacy Policy

March 31, 2017 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number and account balances
● income and transaction history
● checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

64	www.iconfunds.com

ICON Diversified Funds	Privacy Policy

March 31, 2017 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?	We collect your personal information, for example, when you
● open an account or enter into an investment advisory contract
● provide account information or give us your contact information
● make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
● Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●      Nonaffiliates we share with can include financial companies such as  custodians, transfer agents, registered representatives, financial advisers  and nonfinancial companies such as fulfillment, proxy voting, and class  action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
● ICON doesn’t jointly market

Semi-Annual Report | March 31, 2017	65

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT

March 31, 2017

International Funds

ICON Emerging Markets Fund
ICON International Equity Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON International Funds	About This Report

March 31, 2017 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2017, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (89.63%)
Agricultural Products (0.62%)
China Agri-Industries Holdings, Ltd.(a)	637,000	$320,501

Airlines (0.45%)
Cebu Air, Inc.	124,000	232,031

Alternative Carriers (0.92%)
Link Net Tbk PT	1,179,000	479,988

Aluminum (0.47%)
China Hongqiao Group, Ltd.(b)	270,000	243,932

Apparel, Accessories & Luxury Goods (0.44%)
Shenzhou International Group Holdings, Ltd.	36,000	227,204

Auto Parts & Equipment (1.39%)
Minth Group, Ltd.	109,000	439,498
Tong Yang Industry Co., Ltd.	162,000	281,387

		720,885

Automobile Manufacturers (0.87%)
Dongfeng Motor Group Co., Ltd., Class H	402,000	451,888

Building Products (0.49%)
China Lesso Group Holdings, Ltd.	300,000	253,749

Cable & Satellite (2.63%)
Megacable Holdings SAB de CV	126,575	493,529
Naspers, Ltd., Class N	5,060	871,900

		1,365,429

Commodity Chemicals (0.89%)
Mexichem SAB de CV	170,246	463,665

Construction & Engineering (1.59%)
China Communications Construction Co., Ltd., Class H	280,000	395,233
China State Construction International Holdings, Ltd.	240,000	429,608

		824,841

Construction Materials (2.23%)
PPC, Ltd.(a)	1,860,000	900,533
Siam Cement PCL	16,500	259,309

		1,159,842

Consumer Electronics (0.56%)
Skyworth Digital Holdings, Ltd.	440,000	290,085

Data Processing & Outsourced Services (1.75%)
Cielo S.A.	100,300	909,255

	Shares or Principal Amount	Value

Distillers & Vintners (1.40%)
Thai Beverage PCL	1,083,000	$727,894

Diversified Banks (10.43%)
Bank Negara Indonesia Persero Tbk PT	990,000	481,314
Bank of China, Ltd., Class H	610,000	303,342
Bank Pan Indonesia Tbk PT(a)	14,827,400	1,007,442
BGEO Group PLC	15,800	635,321
China Construction Bank Corp., Class H	720,000	580,110
Credicorp, Ltd.	4,500	734,850
Grupo Financiero Banorte SAB de CV	55,000	316,506
Kasikornbank PCL	60,000	330,176
Shinhan Financial Group Co., Ltd.	13,300	554,172
Siam Commercial Bank PCL	100,000	474,390

		5,417,623

Electric Utilities (4.31%)
Acciona S.A.	3,100	247,950
Enel Chile S.A.	4,777,000	528,755
Iberdrola S.A.	68,400	488,711
Korea Electric Power Corp.	23,300	969,870

		2,235,286

Electronic Components (0.96%)
Kingboard Chemical Holdings, Ltd.	60,000	221,673
Tongda Group Holdings, Ltd.	790,000	278,877

		500,550

Electronic Equipment & Instruments (2.15%)
SFA Engineering Corp.	17,200	1,114,212

Electronic Manufacturing Services (2.43%)
AAC Technologies Holdings, Inc.	44,000	515,198
Fabrinet(a)	17,700	743,931

		1,259,129

Environmental & Facilities Services (1.47%)
China Everbright International, Ltd.	566,000	762,238

Financial Exchanges & Data (0.42%)
Bolsa Mexicana de Valores SAB de CV 130,000		215,946

Food Retail (0.46%)
CP ALL PCL	140,000	240,317

Gas Utilities (1.53%)
China Gas Holdings, Ltd.	494,000	795,954

Gold (4.62%)
AngloGold Ashanti, Ltd.	34,600	369,734
Gold Fields, Ltd.	111,000	386,794
Randgold Resources, Ltd.	7,800	681,566
Sibanye Gold, Ltd.	156,000	336,809

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	3

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Gold (continued)
Zijin Mining Group Co., Ltd., Class H	1,680,000	$623,509

		2,398,412

Highways & Railtracks (1.06%)
Promotora y Operadora de Infraestructura SAB de CV(a)	51,000	550,636

Home Entertainment Software (0.37%)
Neowiz Games Corp.(a)	18,000	189,989

Home Furnishings (0.49%)
Hanssem Co., Ltd.	1,300	255,757

Household Appliances (0.65%)
Haier Electronics Group Co., Ltd.	148,250	339,782

Industrial Conglomerates (1.39%)
Beijing Enterprises Holdings, Ltd.	92,000	476,180
Shanghai Industrial Holdings, Ltd.	84,000	247,147

		723,327

Industrial Machinery (1.43%)
China Conch Venture Holdings, Ltd.	377,000	740,590

Integrated Oil & Gas (1.97%)
China Petroleum & Chemical Corp., Class H	652,000	530,706
MOL Hungarian Oil and Gas PLC	7,200	492,993

		1,023,699

Integrated Telecommunication Services (1.95%)
Telekomunikasi Indonesia Persero Tbk PT	3,249,000	1,009,935

Internet Software & Services (10.16%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	17,400	1,876,242
NAVER Corp.	470	359,391
SINA Corp.(a)	9,300	670,716
Tencent Holdings, Ltd.	58,045	1,672,249
YY, Inc., ADR(a)	15,100	696,261

		5,274,859

Movies & Entertainment (0.51%)
Loen Entertainment, Inc.	3,300	265,582

Multi-Utilities (0.72%)
ACEA S.p.A	27,300	371,210

Oil & Gas Exploration & Production (1.51%)
CNOOC, Ltd.	432,000	516,379
Diamondback Energy, Inc.(a)	2,600	269,659

		786,038

	Shares or Principal Amount	Value

Packaged Foods & Meats (1.58%)
Maeil Dairy Industry Co., Ltd.	19,500	$822,802

Paper Products (1.10%)
Lee & Man Paper Manufacturing, Ltd.	747,000	571,355

Property & Casualty Insurance (0.48%)
Hyundai Marine & Fire Insurance Co., Ltd.	8,000	250,395

Regional Banks (3.37%)
Bank Tabungan Negara Persero Tbk PT	3,000,000	511,082
Banregio Grupo Financiero SAB de CV	173,800	1,037,754
Huishang Bank Corp., Ltd., Class H	415,000	201,763

		1,750,599

Semiconductors (6.17%)
Everlight Electronics Co., Ltd.	143,000	229,049
NXP Semiconductors N.V.(a)	9,400	972,900
Taiwan Semiconductor Manufacturing Co., Ltd.	319,000	2,000,332

		3,202,281

Technology Hardware, Storage & Peripherals (2.36%)
Samsung Electronics Co., Ltd.	666	1,225,717

Water Utilities (4.27%)
CT Environmental Group, Ltd.	2,180,000	463,076
Guangdong Investment, Ltd.	884,000	1,260,513
TTW PCL	1,599,400	493,334

		2,216,923

Wireless Telecommunication Services (2.61%)
China Mobile, Ltd.	123,000	1,352,693

Total Common Stocks (Cost $44,164,285)		46,535,025

Short-Term Investments (8.49%)
Time Deposits (8.49%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	4,410,439	4,410,439

Total Short-Term Investments (Cost $4,410,439)		4,410,439

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Value

Total Investments (98.12%)
(Cost $48,574,724)	$50,945,464

Other Assets Less Liabilities (1.88%)	976,749

Net Assets (100.00%)	$51,922,213

(a)      Non-income producing security.

(b)      Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of March 31, 2017, these securities had an aggregate market value of $243,932 or 0.47% of total net assets.

ADR - American Depositary Receipt

Country Composition (March 31, 2017) (Unaudited)

China	21.96%
Hong Kong	14.15%
South Korea	11.57%
Indonesia	6.72%
Thailand	6.30%
Mexico	5.93%
South Africa	5.52%
Taiwan	4.83%
Netherlands	1.88%
Brazil	1.75%
Spain	1.42%
Peru	1.41%
Jersey	1.31%
Georgia	1.22%
Chile	1.02%
Hungary	0.95%
Italy	0.72%
United States	0.52%
Philippines	0.45%

89.63%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2017) (Unaudited)

Information Technology	26.35%
Financial	14.70%
Utilities	10.83%
Materials	9.31%
Industrials	7.88%
Consumer Discretionary	7.54%
Telecommunication Services	5.48%
Consumer Staples	4.06%
Energy	3.48%

89.63%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Diversified Banks	10.43%
Internet Software & Services	10.16%
Semiconductors	6.17%
Gold	4.62%
Electric Utilities	4.31%
Water Utilities	4.27%
Regional Banks	3.37%
Cable & Satellite	2.63%
Wireless Telecommunication Services	2.61%
Electronic Manufacturing Services	2.43%
Technology Hardware, Storage & Peripherals	2.36%
Construction Materials	2.23%
Electronic Equipment & Instruments	2.15%
Integrated Oil & Gas	1.97%
Integrated Telecommunication Services	1.95%
Data Processing & Outsourced Services	1.75%
Construction & Engineering	1.59%
Packaged Foods & Meats	1.58%
Gas Utilities	1.53%
Oil & Gas Exploration & Production	1.51%
Environmental & Facilities Services	1.47%
Industrial Machinery	1.43%
Distillers & Vintners	1.40%
Auto Parts & Equipment	1.39%
Industrial Conglomerates	1.39%
Paper Products	1.10%
Highways & Railtracks	1.06%
Other Industries (each less than 1%)	10.77%

89.63%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	5

ICON International Equity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (89.37%)
Advertising (1.48%)
Stroeer SE & Co. KGaA(a)	7,400	$411,950
WPP PLC	14,000	306,867

		718,817

Agricultural Products (0.40%)
China Agri-Industries Holdings, Ltd.(b)	387,000	194,715

Alternative Carriers (0.46%)
Link Net Tbk PT	550,000	223,913

Aluminum (0.34%)
China Hongqiao Group, Ltd.(c)	183,000	165,332

Auto Parts & Equipment (3.65%)
Aisin Seiki Co., Ltd.	4,500	221,635
CIE Automotive S.A.	11,000	216,763
GKN PLC	47,500	216,352
Grammer AG	1,921	118,054
Martinrea International, Inc.	33,000	256,089
Minth Group, Ltd.	54,000	217,733
NGK Spark Plug Co., Ltd.	14,700	337,092
Tong Yang Industry Co., Ltd.	108,000	187,591

		1,771,309

Automobile Manufacturers (0.94%)
Mazda Motor Corp.	16,500	238,176
Subaru Corp.	6,000	220,069

		458,245

Biotechnology (1.99%)
Shire PLC	16,600	967,235

Building Products (2.08%)
Assa Abloy AB, Class B	12,000	246,693
China Lesso Group Holdings, Ltd.	240,000	202,999
Tyman PLC	139,054	562,283

		1,011,975

Cable & Satellite (2.27%)
Megacable Holdings SAB de CV	71,351	278,205
Naspers, Ltd., Class N	1,140	196,436
Quebecor, Inc., Class B	20,300	626,013

		1,100,654

Commodity Chemicals (1.80%)
Mexichem SAB de CV	82,654	225,108
Toray Industries, Inc.(a)	23,000	204,702
Zeon Corp.	39,000	445,617

		875,427

Construction & Engineering (4.09%)
China Communications Construction Co., Ltd., Class H	190,000	268,194
China State Construction International Holdings, Ltd.	230,000	411,708
Eiffage S.A.	4,900	383,471

	Shares or Principal Amount	Value

Construction & Engineering (continued)
Obayashi Corp.	44,000	$412,579
Penta-Ocean Construction Co., Ltd	58,000	280,701
Vinci S.A.	2,900	230,285

		1,986,938

Construction Materials (0.93%)
PPC, Ltd.(b)	930,000	450,266

Consumer Electronics (0.33%)
Skyworth Digital Holdings, Ltd.	240,000	158,228

Data Processing & Outsourced Services (3.65%)
Cielo S.A.	41,600	377,119
Paysafe Group PLC(b)	101,000	592,107
Wirecard AG(a)	10,503	580,915
Worldpay Group PLC	60,000	221,834

		1,771,975

Distillers & Vintners (0.36%)
Thai Beverage PCL	260,000	174,748

Diversified Banks (2.01%)
BGEO Group PLC	8,600	345,808
Credicorp, Ltd.	2,200	359,260
Siam Commercial Bank PCL	57,000	270,402

		975,470

Diversified Chemicals (0.47%)
Nissan Chemical Industries, Ltd.	7,900	230,459

Diversified Real Estate Activities (1.31%)
Daiwa House Industry Co., Ltd.	22,200	638,116

Diversified Support Services (0.76%)
Cape PLC	120,000	371,522

Electric Utilities (6.88%)
Acciona S.A.	7,000	559,887
Chubu Electric Power Co., Inc.	20,000	268,659
Emera, Inc.	6,000	211,964
Enel S.p.A.	177,000	832,868
Iberdrola S.A.	118,000	843,098
Korea Electric Power Corp.	9,300	387,116
SSE PLC	13,000	240,254

		3,343,846

Electronic Components (0.58%)
Tongda Group Holdings, Ltd.	800,000	282,407

Electronic Equipment & Instruments (3.96%)
Halma PLC	38,183	489,972
Ingenico Group S.A.	8,557	807,065
SFA Engineering Corp.	9,700	628,364

		1,925,401

Electronic Manufacturing Services (1.61%)
AAC Technologies Holdings, Inc.	26,000	304,435

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Electronic Manufacturing Services (continued)
Fabrinet(b)	11,400	$479,142

		783,577

Environmental & Facilities Services (1.08%)
China Everbright International, Ltd.	390,000	525,217

Food Retail (0.42%)
Koninklijke Ahold Delhaize N.V.	9,600	205,151

Gas Utilities (0.65%)
China Gas Holdings, Ltd.	196,000	315,804

Gold (5.58%)
AngloGold Ashanti, Ltd.	21,000	224,405
Barrick Gold Corp.	32,600	619,225
Gold Fields, Ltd.	67,500	235,212
Randgold Resources, Ltd.	7,500	655,352
SEMAFO, Inc.(b)	131,000	395,015
Sibanye Gold, Ltd.	95,000	205,108
Zijin Mining Group Co., Ltd., Class H	1,020,000	378,559

		2,712,876

Highways & Railtracks (0.56%)
Promotora y Operadora de Infraestructura SAB de CV(b)	25,000	269,919

Home Entertainment Software (0.44%)
Capcom Co., Ltd.(a)	11,000	215,711

Home Furnishings (0.32%)
Hanssem Co., Ltd.	800	157,389

Home Improvement Retail (0.42%)
Hornbach Holding AG & Co. KGaA	2,740	202,836

Household Appliances (0.50%)
Haier Electronics Group Co., Ltd.	105,750	242,374

Independent Power Producers & Energy Traders (0.93%)
Electric Power Development Co., Ltd.	19,300	453,530

Industrial Conglomerates (1.12%)
Beijing Enterprises Holdings, Ltd.	38,000	196,683
Seibu Holdings, Inc.	11,000	181,960
Shanghai Industrial Holdings, Ltd.	57,000	167,707

		546,350

Industrial Machinery (0.83%)
China Conch Venture Holdings, Ltd.	206,000	404,672

	Shares or Principal Amount	Value

Integrated Oil & Gas (1.18%)
China Petroleum & Chemical Corp., Class H	244,000	$198,608
MOL Hungarian Oil and Gas PLC	2,700	184,872
Suncor Energy, Inc.	6,200	190,357

		573,837

Integrated Telecommunication Services (0.97%)
BT Group PLC	53,000	211,636
Telecom Italia S.p.A.(b)	290,000	261,054

		472,690

Internet Software & Services (4.17%)
Alibaba Group Holding, Ltd.,
Sponsored ADR(b)	7,200	776,376
NAVER Corp.	270	206,459
SINA Corp.(b)	5,600	403,872
Tencent Holdings, Ltd.	13,000	374,524
YY, Inc., ADR(b)	5,700	262,827

		2,024,058

IT Consulting & Other Services (0.46%)
Capgemini S.A.	2,400	221,534

Movies & Entertainment (0.35%)
Loen Entertainment, Inc.	2,100	169,006

Multi-Utilities (3.73%)
ACEA S.p.A	40,100	545,258
Engie S.A.	34,900	493,194
Hera S.p.A.	77,000	213,899
Veolia Environnement S.A.	30,000	562,556

		1,814,907

Oil & Gas Equipment & Services (0.51%)
SBM Offshore N.V.	15,000	245,920

Oil & Gas Exploration & Production (2.13%)
CNOOC, Ltd.	324,000	387,284
Diamondback Energy, Inc.(b)	2,400	248,916
DNO ASA(b)	470,000	397,094

		1,033,294

Other Diversified Financial Services (0.98%)
ORIX Corp.	32,000	474,961

Packaged Foods & Meats (0.66%)
Maeil Dairy Industry Co., Ltd.	7,600	320,682

Paper Products (0.57%)
Lee & Man Paper Manufacturing, Ltd.	360,000	275,352

Pharmaceuticals (5.78%)
Hikma Pharmaceuticals PLC	14,900	370,105
Novartis AG	5,600	415,842
Roche Holding AG	4,000	1,022,935
Shionogi & Co., Ltd.	7,500	388,257
UCB S.A.	2,700	209,435

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	7

ICON International Equity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Vectura Group PLC(b)	210,000	$401,209

		2,807,783

Publishing (0.81%)
Informa PLC	48,300	394,797

Regional Banks (0.81%)
Banregio Grupo Financiero SAB de CV	66,000	394,084

Restaurants (1.01%)
Domino’s Pizza Enterprises, Ltd.(a)	11,100	492,781

Semiconductors (3.65%)
NXP Semiconductors N.V.(b)	10,000	1,035,000
Taiwan Semiconductor Manufacturing Co., Ltd.	118,000	739,935

		1,774,935

Specialized Finance (1.31%)
GRENKE AG	3,600	635,358

Trading Companies & Distributors (0.39%)
Mitsubishi Corp.	8,800	190,719

Water Utilities (2.83%)
CT Environmental Group, Ltd.	1,820,000	386,605
Guangdong Investment, Ltd.	460,000	655,924
Pennon Group PLC	30,000	331,394

		1,373,923

Wireless Telecommunication Services (1.87%)
China Mobile, Ltd.	39,000	428,903
SoftBank Group Corp.	6,800	482,223

		911,126

Total Common Stocks (Cost $43,274,092)		43,434,151

Collateral for Securities on Loan (3.94%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	1,914,212	1,914,212

Total Collateral for Securities on Loan (Cost $1,914,212)		1,914,212

	Shares or Principal Amount	Value

Short-Term Investments (11.24%)
Time Deposits (11.24%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	5,461,128	$5,461,128

Total Short-Term Investments (Cost $5,461,128)		5,461,128

Total Investments (104.55%) (Cost $50,649,432)		$50,809,491

Liabilities Less Other Assets (-4.55%)		(2,212,836)

Net Assets (100.00%)		$48,596,655

(a)	All or a portion of the security was on loan as of March 31, 2017.
(b)	Non-income producing security.
(c)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of March 31, 2017, these securities had an aggregate market value of $165,332 or 0.34% of total net assets.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Country Composition (March 31, 2017) (Unaudited)

Japan	12.09%
China	9.75%
Hong Kong	7.94%
United Kingdom	7.69%
France	5.55%
Canada	4.74%
South Korea	3.85%
Italy	3.81%
Spain	3.34%
Ireland	3.21%
Netherlands	3.06%
Switzerland	2.96%
South Africa	2.70%
Mexico	2.40%
Denmark	2.40%
Taiwan	1.91%
Thailand	1.90%
Germany	1.61%
Jersey	1.35%
Australia	1.01%
Norway	0.82%
Brazil	0.78%
Singapore	0.76%
Peru	0.74%
Georgia	0.71%
Sweden	0.51%
United States	0.51%
Indonesia	0.46%
Belgium	0.43%
Hungary	0.38%

89.37%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2017) (Unaudited)

Information Technology	18.52%
Utilities	15.02%
Consumer Discretionary	12.08%
Industrials	10.91%
Materials	9.69%
Health Care	7.77%
Financial	5.11%
Energy	3.82%
Telecommunication Services	3.30%
Consumer Staples	1.84%
Real Estate	1.31%

89.37%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Electric Utilities	6.88%
Pharmaceuticals	5.78%
Gold	5.58%
Internet Software & Services	4.17%
Construction & Engineering	4.09%
Electronic Equipment & Instruments	3.96%
Multi-Utilities	3.73%
Auto Parts & Equipment	3.65%
Data Processing & Outsourced Services	3.65%
Semiconductors	3.65%
Water Utilities	2.83%
Cable & Satellite	2.27%
Oil & Gas Exploration & Production	2.13%
Building Products	2.08%
Diversified Banks	2.01%
Biotechnology	1.99%
Wireless Telecommunication Services	1.87%
Commodity Chemicals	1.80%
Electronic Manufacturing Services	1.61%
Advertising	1.48%
Specialized Finance	1.31%
Diversified Real Estate Activities	1.31%
Integrated Oil & Gas	1.18%
Industrial Conglomerates	1.12%
Environmental & Facilities Services	1.08%
Restaurants	1.01%
Other Industries (each less than 1%)	17.15%

89.37%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	9

ICON International Funds	Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund

Assets
Investments, at cost	$48,574,724	$50,649,432

Investments, at value(a)	50,945,464	50,809,491
Foreign currency, at value (Cost $54,636 and $11,252, respectively)	54,716	11,260
Receivables:
Investments sold	1,408,221	1,150,619
Fund shares sold	322,320	42,847
Expense reimbursements due from Adviser	29,768	10,029
Interest	10	11
Dividends	201,914	142,180
Foreign tax reclaims	–	63,334
Other assets	26,206	23,125

Total assets	52,988,619	52,252,896

Liabilities
Payables:
Payable for collateral received on securities loaned	–	1,914,212
Investments purchased	934,278	1,589,075
Fund shares redeemed	35,929	65,228
Advisory fees	42,681	40,809
Transfer agent fees	21,386	8,422
Fund accounting fees	4,756	6,800
Accrued distribution fees	1,903	2,677
Trustee fees and expenses	1,837	2,035
Administration fees	2,208	2,119
Accrued expenses	21,428	24,864

Total liabilities	1,066,406	3,656,241

Net Assets - all share classes	$51,922,213	$48,596,655

Net Assets - Class S	$42,087,857	$43,559,383

Net Assets - Class C	$–	$2,605,861

Net Assets - Class A	$9,834,356	$2,431,411

Net Assets Consists of
Paid-in capital	$54,514,547	$138,925,356
Accumulated undistributed net investment income/(loss)	(213,098)	(267,075)
Accumulated undistributed net realized gain/(loss)	(4,753,018)	(90,227,776)
Unrealized appreciation/(depreciation)	2,373,782	166,150

Net Assets	$51,922,213	$48,596,655

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,790,031	3,503,839
Class C	–	235,913
Class A	656,507	198,860
Net asset value (offering and redemption price per share)
Class S	$15.09	$12.43
Class C	$–	$11.05
Class A	$14.98	$12.23
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$15.89	$12.98

(a) Includes securities on loan of	$–	$1,837,210

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON International Funds	Statements of Operations

Period Ended March 31, 2017 (Unaudited)

	ICON Emerging	ICON International
	Markets Fund	Equity Fund

Investment Income
Interest	$752	$ 526
Dividends	340,794	385,192
Foreign taxes withheld	(56,807)	(40,272)
Income from securities lending, net	113	16,983

Total investment income	284,852	362,429

Expenses
Advisory fees	235,497	248,889
Administration fees	11,777	12,445
Transfer agent fees	62,076	24,205
Distribution fees:
Class C(a)	2,500	13,044
Class A	8,713	3,012
Registration fees	15,616	18,268
Audit and tax service expense	12,147	12,213
Fund accounting fees	25,131	33,688
Trustee fees and expenses	4,152	4,503
Insurance expense	2,426	2,449
Custody fees	28,014	20,406
Printing fees	6,539	6,667
Other expenses	22,853	25,560

Total expenses before expense reimbursement	437,441	425,349
Expense reimbursement by Adviser due to expense limitation agreement	(61,088)	(23,829)

Net Expenses	376,353	401,520

Net Investment Income/(Loss)	(91,501)	(39,091)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	886,096	808,264
Foreign currency	(83,552)	(137,016)
Capital gains tax	(44,231)	(61,405)

	758,313	609,843

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	1,356,599	1,108,692

	1,356,599	1,108,692

Net realized and unrealized gain/(loss)	2,114,912	1,718,535

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,023,411	$ 1,679,444

(a)	Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The information presented is for expenses incurred before the merger.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	11

ICON International Funds	Statements of Changes in Net Assets

	ICON Emerging Markets Fund		ICON International Equity Fund

	Period Ended		Period Ended
	March 31, 2017	Year Ended	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016	(Unaudited)	September 30, 2016

Operations
Net investment income/(loss)	$(91,501)	$(20,622)	$(39,091)	$264,296
Net realized gain/(loss)	758,313	2,067,753	609,843	(2,700,624)
Change in net unrealized appreciation/(depreciation)	1,356,599	2,013,423	1,108,692	5,285,537

Net increase/(decrease) in net assets resulting from operations	2,023,411	4,060,554	1,679,444	2,849,209

Fund Share Transactions
Shares sold
Class S	12,655,726	35,539,610	1,033,768	3,354,948
Class C(a)	43,641	823,176	47,591	81,425
Class A(a)	5,442,316	12,243,987	145,803	175,210
Shares repurchased
Class S	(17,947,966)	(9,328,014)	(9,024,574)	(23,174,814)
Class C(a)	(995,637)	(459,358)	(448,104)	(552,431)
Class A(a)	(5,169,635)	(4,458,977)	(611,914)	(1,184,134)

Net increase/(decrease) from fund share transactions	(5,971,555)	34,360,424	(8,857,430)	(21,299,796)

Total net increase/(decrease) in net assets	(3,948,144)	38,420,978	(7,177,986)	(18,450,587)

Net Assets
Beginning of period	55,870,357	17,449,379	55,774,641	74,225,228

End of period	$51,922,213	$55,870,357	$48,596,655	$55,774,641

Accumulated undistributed net investment income/(loss)	$(213,098)	$(121,597)	$(267,075)	$(227,984)

Transactions in Fund Shares
Shares sold
Class S	900,949	2,656,595	90,605	291,975
Class C(a)	3,312	64,476	4,564	7,727
Class A(a)	391,124	918,881	12,111	15,507
Shares repurchased
Class S	(1,317,759)	(694,300)	(775,363)	(2,012,460)
Class C(a)	(78,688)	(37,993)	(44,518)	(53,203)
Class A(a)	(373,696)	(335,946)	(53,887)	(106,353)

Net increase/(decrease)	(474,758)	2,571,713	(766,488)	(1,856,807)

Shares outstanding, beginning of period	3,921,296	1,349,583	4,705,100	6,561,907

Shares outstanding, end of period	3,446,538	3,921,296	3,938,612	4,705,100

(a)

Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed and Class A shares issued in connection with the merger.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2017	September 30,	September 30,	September 30,	September 30,	September 30,
Class S	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.28	$12.95	$13.72	$13.51	$12.21	$10.12
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.02)	(0.00) (b)	(0.03)	(0.03)	0.06	0.11
Net realized and unrealized gains/(losses) on investments	0.83	1.33	(0.74)	0.27	1.33	2.02
Total from investment operations	0.81	1.33	(0.77)	0.24	1.39	2.13

Less dividends and distributions:
Dividends from net investment income	–	–	–	(0.03)	(0.09)	(0.04)
Total dividends and distributions	–	–	–	(0.03)	(0.09)	(0.04)

Net asset value, end of period	$15.09	$14.28	$12.95	$13.72	$13.51	$12.21

Total Return	5.67%(c)	10.27%	(5.61)%	1.78%	11.44%	21.16%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$42,088	$45,786	$16,123	$8,942	$29,053	$37,969

Ratio of expenses to average net assets
Before expense limitation	1.77%(d)	1.85%	2.44%	2.11%	1.64%	1.50%
After expense limitation	1.55%(d)(e)	1.55% (e)	1.55% (e)	1.88% (f)	1.64%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.58)%(d)	(0.32)%	(1.08)%	(0.42)%	0.46%	0.96%
After expense limitation	(0.36)%(d)(e)	(0.02)% (e)	(0.19)% (e)	(0.19)% (f)	0.46%	0.96%
Portfolio turnover rate	113%(c)	156%	76%	92%	60%	72%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(f)

Effective May 5, 2014, Class S’s operating expenses, not including interest expense, were contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	13

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2017	September 30,	September 30,	September 30,	September 30,	September 30,
Class A(a)	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.20	$12.91	$13.71	$13.51	$12.17	$10.10
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.03)	(0.01)	(0.07)	(0.04)	0.04	0.09
Net realized and unrealized gains/(losses) on investments	0.81	1.30	(0.73)	0.27	1.33	2.00
Total from investment operations	0.78	1.29	(0.80)	0.23	1.37	2.09

Less dividends and distributions:
Dividends from net investment income	–	–	–	(0.03)	(0.03)	(0.02)
Total dividends and distributions	–	–	–	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$14.98	$14.20	$12.91	$13.71	$13.51	$12.17

Total Return(c)	5.49%(d)	9.99%	(5.84)%	1.68%	11.29%	20.73%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,834	$9,072	$725	$305	$789	$690

Ratio of expenses to average net assets
Before expense limitation	2.20%(e)	2.16%	4.75%	4.32%	2.97%	2.88%
After expense limitation(f)	1.80%(e)	1.80%	1.80%	1.95%	1.81%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.84)%(e)	(0.43)%	(3.44)%	(2.65)%	(0.82)%	(0.31)%
After expense limitation(f)	(0.44)%(e)	(0.07)%	(0.49)%	(0.28)%	0.34%	0.77%
Portfolio turnover rate	113%(d)	156%	76%	92%	60%	72%

(a)

Class C shares were merged into Class A on January 10, 2017. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2017	September 30,	September 30,	September 30,	September 30,	September 30,
Class S(a)	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.94	$11.37	$11.75	$11.81	$11.05	$9.22
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.01)	0.05	0.00 (c)	0.06	0.07	0.16
Net realized and unrealized gains/(losses) on investments	0.50	0.52	(0.37)	(0.12)	0.74	1.78
Total from investment operations	0.49	0.57	(0.37)	(0.06)	0.81	1.94

Less dividends and distributions:
Dividends from net investment income	–	–	(0.01)	–	(0.00) (d)	(0.11)
Distributions from net realized gains	–	–	–	–	(0.05)	–
Total dividends and distributions	–	–	(0.01)	–	(0.05)	(0.11)

Net asset value, end of period	$12.43	$11.94	$11.37	$11.75	$11.81	$11.05

Total Return	4.10%(e)	5.01%	(3.15)%	(0.51)%	7.33%	21.19%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$43,559	$50,005	$67,201	$80,356	$42,105	$56,152

Ratio of expenses to average net assets
Before expense limitation	1.55%(f)	1.45%	1.41%	1.41%	1.45%	1.39%
After expense limitation(g)	1.55%(f)	1.45%	1.41%	1.41%	1.45%	1.39%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.09)%(f)	0.45%	0.00% (h)	0.44%	0.65%	1.47%
After expense limitation(g)	(0.09)%(f)	0.45%	0.00% (h)	0.44%	0.65%	1.47%
Portfolio turnover rate	121%(e)	198%	204%	193%	138%	122%

(a)	Class S shares were formerly named Class Z shares prior to January 23, 2012.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	Amount less than $(0.005).
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	15

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2017	September 30,	September 30,	September 30,	September 30,	September 30,
Class C	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.66	$10.27	$10.72	$10.89	$10.26	$8.56
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.06)	(0.09) (b)	(0.12)	(0.08)	(0.04)	(0.02)
Net realized and unrealized gains/(losses) on investments	0.45	0.48	(0.33)	(0.09)	0.67	1.72
Total from investment operations	0.39	0.39	(0.45)	(0.17)	0.63	1.70

Net asset value, end of period	$11.05	$10.66	$10.27	$10.72	$10.89	$10.26

Total Return(c)	3.66%(d)	3.80%	(4.20)%	(1.56)%	6.14%	19.86%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,606	$2,941	$3,299	$4,597	$5,657	$6,773

Ratio of expenses to average net assets
Before expense limitation	3.38%(e)	3.13%	2.96%	2.82%	2.77%	2.72%
After expense limitation(f)	2.55%(e)	2.55%	2.55%	2.56%	2.56%	2.55%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.92)%(e)	(1.40)%	(1.56)%	(0.99)%	(0.63)%	(0.41)%
After expense limitation(f)	(1.09)%(e)	(0.82)%	(1.15)%	(0.73)%	(0.42)%	(0.24)%
Portfolio turnover rate	121%(d)	198%	204%	193%	138%	122%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$11.76		$11.24	$11.65	$11.75	$10.99	$9.16
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.02)		0.05	(0.04)	0.00 (c)	0.04	0.11
Net realized and unrealized gains/(losses) on investments	0.49		0.47	(0.37)	(0.10)	0.73	1.77
Total from investment operations	0.47		0.52	(0.41)	(0.10)	0.77	1.88

Less dividends and distributions:
Dividends from net investment income	–		–	–	–	(0.00) (d)	(0.05)
Distributions from net realized gains	–		–	–	–	(0.01)	–
Total dividends and distributions	–		–	–	–	(0.01)	(0.05)

Net asset value, end of period	$12.23		$11.76	$11.24	$11.65	$11.75	$10.99

Total Return(e)	4.00%	(f)	4.63%	(3.52)%	(0.85)%	7.03%	20.61%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,431		$2,829	$3,725	$4,089	$5,043	$6,309

Ratio of expenses to average net assets
Before expense limitation	2.82%	(g)	2.43%	2.25%	2.12%	2.19%	2.01%
After expense limitation(h)	1.80%	(g)	1.80%	1.80%	1.81%	1.81%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.36)%	(g)	(0.19)%	(0.77)%	(0.27)%	(0.06)%	0.85%
After expense limitation(h)	(0.34)%	(g)	0.44%	(0.32)%	0.04%	0.32%	1.06%
Portfolio turnover rate	121%	(f)	198%	204%	193%	138%	122%

(a)	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	Amount less than $(0.005).
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2017	17

ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

1. ORGANIZATION

The ICON Emerging Markets Fund (“Emerging Markets Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers two classes of shares: Class S and Class A. The International Equity Fund also offers a Class C share. On January 10, 2017, the Class C shares of the Emerging Markets Fund merged into the Class A shares of the Emerging Markets Fund. The Class C shares of the Emerging Markets Fund were closed. The merger activity is shown in the Statements of Changes in Net Assets. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Emerging Markets Fund primarily invests in securities of issuers whose principal activities are in emerging markets, or are economically tied to an emerging market country. The International Equity Fund primarily invests in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”) or pursuant to procedures approved by the Board.

18	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.
Level 2	—	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3	—	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2017:

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Cable & Satellite	$493,529	$871,900	$–	$1,365,429
Diversified Banks	1,051,356	4,366,267	–	5,417,623
Electric Utilities	528,755	1,706,531	–	2,235,286
Electronic Manufacturing Services	743,931	515,198	–	1,259,129
Internet Software & Services	3,243,219	2,031,640	–	5,274,859
Oil & Gas Exploration & Production	269,659	516,379	–	786,038
Regional Banks	1,037,754	712,845	–	1,750,599
Semiconductors	972,900	2,229,381	–	3,202,281
Other	2,885,072	22,358,709	–	25,243,781
Short-Term Investments	–	4,410,439	–	4,410,439
Total	$11,226,175	$39,719,289	$–	$50,945,464

Semi-Annual Report | March 31, 2017	19

ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Auto Parts & Equipment	$256,089	$1,515,220	$–	$1,771,309
Cable & Satellite	904,218	196,436	–	1,100,654
Commodity Chemicals	225,108	650,319	–	875,427
Data Processing & Outsourced Services	377,119	1,394,856	–	1,771,975
Diversified Banks	359,260	616,210	–	975,470
Electric Utilities	211,964	3,131,882	–	3,343,846
Electronic Manufacturing Services	479,142	304,435	–	783,577
Gold	1,014,240	1,698,636	–	2,712,876
Integrated Oil & Gas	190,357	383,480	–	573,837
Internet Software & Services	1,443,075	580,983	–	2,024,058
Oil & Gas Exploration & Production	248,916	784,378	–	1,033,294
Semiconductors	1,035,000	739,935	–	1,774,935
Other	1,056,922	23,635,971	–	24,692,893
Collateral for Securities on Loan	–	1,914,212	–	1,914,212
Short-Term Investments	–	5,461,128	–	5,461,128
Total	$7,801,410	$43,008,081	$–	$50,809,491

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2017.

For the International Equity Fund, common stocks valued at $946,467, were transferred from Level 1 to Level 2 during the six months ended March 31, 2017. At September 30, 2016, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at March 31, 2017, these securities were valued using quoted market prices in active markets with fair value adjustment factors. For the Emerging Markets Fund and International Equity Fund, common stocks valued at $265,582 and $169,006, respectively, were transferred from Level 2 to Level 1 during the six months ended March 31, 2017. At September 30, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at March 31, 2017, these securities were valued using quoted market prices in active markets without using fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

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ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statements of Operations. At March 31, 2017 and for the six months then ended, the Emerging Markets Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

Effective October 14, 2016, the Funds have elected to invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedule of Investments. Prior to October 14, 2016, the Funds used the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the six months ended March 31, 2017, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017. It may also include collateral received from the pre-funding of security loans.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2017:

	Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Fair Value	Collateral Received	Excess amount due to counterparty
Securities Lending Transactions
ICON International Equity Fund
Equity Securities	$ 1,837,210	$–	$–	$–	$1,837,210	$1,914,212	$ 77,002

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Semi-Annual Report | March 31, 2017	21

ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be effected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

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ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Below are additional class level expenses that are included on the Statements of Operations:

Fund	Printing Fees	Transfer Agent Fees*	Registration Fees
ICON Emerging Markets Fund
Class S	$5,475	$40,757	$7,298
Class C(a)	105	957	2,863
Class A(a)	959	9,130	5,455
ICON International Equity Fund
Class S	5,226	7,171	7,358
Class C	603	6,243	5,106
Class A	838	6,710	5,804

*	Transfer agent out of pocket fees are a Fund level expense.
(a)	Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The information presented is for expenses incurred before the merger.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Emerging Markets Fund	1.55%	–	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021 for the Emerging Markets Fund Class A and all classes of the International Equity Fund. The expense limitation for the Emerging Markets Fund Class S will continue in effect until at least January 31, 2018. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2017 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020
ICON Emerging Markets Fund	$30,603	$112,887	$106,751	$57,388
ICON International Equity Fund	13,502	34,662	38,568	23,829

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Semi-Annual | March 31, 2017	23

ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2017, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a non-compensatory Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, the Distribution Plan provides for reimbursement of expenses incurred by IDI related to distribution and marketing. The shareholders of the Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statements of Operations.

In addition, IDI, as Distributor, receives a contingent deferred sales charge at a rate of 1.00% of the purchase price for the sale of Class C shares within one year of purchase. For Class A shares, the public offering price equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. IDI receives a portion of this sales charge and may redistribute it as dealer discounts and brokerage commissions to non-related parties.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2017, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the six months ended March 31, 2017, the total related amounts accrued by the Funds under this arrangement was $2,101 and is included in Other Expenses on the Statements of Operations.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2017, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expires on March 20, 2018.

For the six months ended March 31, 2017, there were no outstanding borrowings under this agreement/arrangement.

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ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Emerging Markets Fund	$47,381,950	$52,486,662
ICON International Equity Fund	54,353,003	62,741,985

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as passive foreign investment companies, foreign currency transactions, foreign capital gain tax treatment, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital losses will expire unused.

For the year ended September 30, 2016 the following Funds had capital loss carryforwards:

Fund	Expiring in 2017	Expiring in 2018
ICON Emerging Markets Fund	$5,511,331	$–
ICON International Equity Fund	53,195,839	27,012,993

For Emerging Markets Fund, the capital loss carryovers used during the year ended September 30, 2016 was $1,965,204.

For International Equity Fund, the short-term and long-term capital losses with no expiration were $5,701,835 and $1,856,542, respectively.

The Funds did not pay distributions to shareholders during the fiscal year ended September 30, 2016.

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral*	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
ICON Emerging Markets Fund	$–	$(17,461)	$(5,511,331)	$913,047	$(4,615,745)
ICON International Equity Fund	–	(3,287,282)	(87,767,209)	(953,654)	(92,008,145)

*	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to investments in passive foreign investment companies.

Semi-Annual | March 31, 2017	25

ICON International Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

As of March 31, 2017, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Emerging Markets Fund	$3,520,692	$(1,228,848)	$2,291,844	$48,653,620
ICON International Equity Fund	2,222,847	(2,108,631)	114,216	50,695,275

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-19, “Technical Corrections and Improvements.” It includes an update to Accounting Standards Codification Topic 820 (“Topic 820”), Fair Value Measurement. The update to Topic 820 clarifies the difference between a valuation approach and a valuation technique. It also requires disclosure when there has been a change in either or both a valuation approach and/or a valuation technique. The changes related to Topic 820 are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2016. Management is currently evaluating the impact of the ASU to the financial statements.

8. SECURITIES AND EXCHANGE COMMISSION REGULATIONS

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

26	www.iconfunds.com

ICON International Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/16 – 3/31/17).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expense Ratio(a)	Expenses Paid During period October 1, 2016 - March 31, 2017(b)
ICON Emerging Markets Fund
Class S
Actual	$ 1,000.00	$ 1,056.70	1.55%	$ 7.95
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.20	1.55%	$ 7.80
Class A(c)
Actual	$ 1,000.00	$ 1,054.90	1.80%	$ 9.22
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.96	1.80%	$ 9.05

ICON International Equity Fund
Class S
Actual	$ 1,000.00	$ 1,041.00	1.55%	$ 7.89
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.20	1.55%	$ 7.80
Class C
Actual	$ 1,000.00	$ 1,036.60	2.55%	$12.95
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.22	2.55%	$12.79
Class A
Actual	$ 1,000.00	$ 1,040.00	1.80%	$ 9.15
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.96	1.80%	$ 9.05

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

(c)

Class C shares were merged into Class A on January 10, 2017. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

Total returns exclude applicable sales charges. If sales charges were included (maximum  5.75%), returns would be lower.

Semi-Annual Report | March 31, 2017	27

ICON International Funds	Additional Information

March 31, 2017 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

28	www.iconfunds.com

ICON International Funds	Privacy Policy

March 31, 2017 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●      Social Security number and account balances

●      income and transaction history

●      checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2017	29

ICON International Funds	Privacy Policy

March 31, 2017 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?	We collect your personal information, for example, when you
	●	open an account or enter into an investment advisory contract
	●	provide account information or give us your contact information
	●	make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	●	sharing for affiliates’ everyday business purposes — information about your creditworthiness
	●	affiliates from using your information to market to you
	●	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	●	Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●

Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	●	ICON doesn’t jointly market

30	www.iconfunds.com

Intentionally Left Blank

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By E-Mail	info@iconadvisers.com

By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201

In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT March 31, 2017

Sector Funds

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Natural Resources Fund

ICON Utilities Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON Sector Funds	About This Report

March 31, 2017 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2017, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Consumer Discretionary Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (77.57%)
Apparel Retail (1.11%)
Foot Locker, Inc.	5,600	$418,936

Auto Parts & Equipment (9.58%)
Adient PLC	7,900	574,093
Horizon Global Corp.(a)	36,800	510,784
Modine Manufacturing Co.(a)	58,200	710,040
Motorcar Parts of America, Inc.(a)	47,220	1,451,070
Standard Motor Products, Inc.	7,700	378,378

		3,624,365

Automotive Retail (1.96%)
AutoZone, Inc.(a)	500	361,525
O’Reilly Automotive, Inc.(a)	1,400	377,776

		739,301

Cable & Satellite (3.32%)
Comcast Corp., Class A	33,400	1,255,506

Casinos & Gaming (3.85%)
MGM Resorts International	53,200	1,457,680

Footwear (3.98%)
NIKE, Inc., Class B	27,000	1,504,710

Home Furnishings (1.03%)
Ethan Allen Interiors, Inc.	12,700	389,255

Home Improvement Retail (8.07%)
Home Depot, Inc.	8,300	1,218,689
Lowe’s Cos., Inc.	22,300	1,833,283

		3,051,972

Homebuilding (3.91%)
LGI Homes, Inc.(a)(b)	29,000	983,390
PulteGroup, Inc.	21,000	494,550

		1,477,940

Household Appliances (4.49%)
Whirlpool Corp.	9,900	1,696,167

Housewares & Specialties (7.31%)
Newell Brands, Inc.	58,600	2,764,162

Internet & Direct Marketing Retail (1.00%)
Expedia, Inc.	3,000	378,510

Leisure Products (1.09%)
American Outdoor Brands Corp.(a)(b)	20,800	412,048

Movies & Entertainment (10.06%)
Time Warner, Inc.	11,700	1,143,207
Twenty-First Century Fox, Inc., Class A	82,100	2,659,219

		3,802,426

	Shares or Principal Amount	Value

Restaurants (8.89%)
Aramark	22,700	$836,949
McDonald’s Corp.	16,500	2,138,565
Starbucks Corp.	6,600	385,374

		3,360,888

Specialized Consumer Services (0.54%)
Liberty Tax, Inc.	14,295	203,704

Specialty Stores (2.61%)
Sportsman’s Warehouse Holdings, Inc.(a)(b)	27,688	132,349
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,000	855,690

		988,039

Tires & Rubber (4.77%)
Goodyear Tire & Rubber Co.	50,100	1,803,600

Total Common Stocks (Cost $28,576,160)		29,329,209

Collateral for Securities on Loan (3.17%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	1,199,953	1,199,953

Total Collateral for Securities on Loan (Cost $1,199,953)		1,199,953

Short-Term Investments (24.12%)
Time Deposits (24.12%)
State Street Euro Dollar Time Deposit (USD),
0.07%, 04/03/17	9,121,016	9,121,016

Total Short-Term Investments (Cost $9,121,016)		9,121,016

Total Investments (104.86%) (Cost $38,897,129)		$39,650,178

Liabilities Less Other Assets (-4.86%)		(1,837,117)

Net Assets (100.00%)		$37,813,061

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2017.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	3

ICON Consumer Discretionary Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Sector Composition (March 31, 2017) (Unaudited)

Consumer Discretionary	77.57%

77.57%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Movies & Entertainment	10.06%
Auto Parts & Equipment	9.58%
Restaurants	8.89%
Home Improvement Retail	8.07%
Housewares & Specialties	7.31%
Tires & Rubber	4.77%
Household Appliances	4.49%
Footwear	3.98%
Homebuilding	3.91%
Casinos & Gaming	3.85%
Cable & Satellite	3.32%
Specialty Stores	2.61%
Automotive Retail	1.96%
Apparel Retail	1.11%
Leisure Products	1.09%
Home Furnishings	1.03%
Internet & Direct Marketing Retail	1.00%
Other Industries (each less than 1%)	0.54%

77.57%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Consumer Staples Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (86.45%)
Agricultural Products (1.07%)
Fresh Del Monte Produce, Inc.	5,400	$319,842

Brewers (5.81%)
Molson Coors Brewing Co., Class B	18,200	1,741,922

Distillers & Vintners (6.37%)
Constellation Brands, Inc., Class A	11,800	1,912,426

Drug Retail (9.47%)
CVS Health Corp.	17,900	1,405,150
Walgreens Boots Alliance, Inc.	17,300	1,436,765

		2,841,915

Food Distributors (5.37%)
Sysco Corp.	23,100	1,199,352
US Foods Holding Corp.(a)	14,700	411,306

		1,610,658

Household Products (7.59%)
Procter & Gamble Co.	14,200	1,275,870
Spectrum Brands Holdings, Inc.	7,200	1,000,872

		2,276,742

Housewares & Specialties (4.35%)
Newell Brands, Inc.	27,700	1,306,609

Packaged Foods & Meats (23.21%)
Blue Buffalo Pet Products, Inc.(a)	53,300	1,225,900
J.M. Smucker Co.	6,400	838,912
Kellogg Co.	15,500	1,125,455
Mondelez International, Inc., Class A	26,500	1,141,620
Nomad Foods, Ltd.(a)	101,000	1,156,450
TreeHouse Foods, Inc.(a)	13,200	1,117,512
Tyson Foods, Inc., Class A	5,800	357,918

		6,963,767

Personal Products (2.32%)
Estee Lauder Cos., Inc., Class A	8,200	695,278

Soft Drinks (20.89%)
Coca-Cola Co.	66,800	2,834,992
Monster Beverage Corp.(a)	38,000	1,754,460
PepsiCo, Inc.	15,000	1,677,900

		6,267,352

Total Common Stocks (Cost $26,229,664)		25,936,511

Shares or Principal Amount		Value

Short-Term Investments (10.94%)
Time Deposits (10.94%)
State Street Euro Dollar Time Deposit (USD),
0.07%, 04/03/17	3,282,767	$3,282,767

Total Short-Term Investments (Cost $3,282,767)		3,282,767

Total Investments (97.39%) (Cost $29,512,431)		$29,219,278

Other Assets Less Liabilities (2.61%)		782,476

Net Assets (100.00%)		$30,001,754

(a) Non-income producing security.
Sector Composition (March 31, 2017) (Unaudited)

Consumer Staples		82.10%
Consumer Discretionary		4.35%

		86.45%

Percentages are based upon common stocks as a percentage of net assets.
Industry Composition (March 31, 2017) (Unaudited)

Packaged Foods & Meats		23.21%
Soft Drinks		20.89%
Drug Retail		9.47%
Household Products		7.59%
Distillers & Vintners		6.37%
Brewers		5.81%
Food Distributors		5.37%
Housewares & Specialties		4.35%
Personal Products		2.32%
Agricultural Products		1.07%

		86.45%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	5

ICON Energy Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (97.47%)
Coal & Consumable Fuels (4.38%)
Cameco Corp.(a)	384,500	$4,256,415
CONSOL Energy, Inc.(b)	590,000	9,900,200

		14,156,615

Gas Utilities (1.50%)
National Fuel Gas Co.	81,200	4,841,144

Integrated Oil & Gas (25.47%)
Chevron Corp.	238,900	25,650,693
Exxon Mobil Corp.	568,500	46,622,685
Suncor Energy, Inc.	324,700	9,984,525

		82,257,903

Multi-Utilities (2.48%)
CenterPoint Energy, Inc.	114,200	3,148,494
NiSource, Inc.	204,700	4,869,813

		8,018,307

Oil & Gas Equipment & Services (8.72%)
RPC, Inc.(a)	436,100	7,984,991
Schlumberger, Ltd.	258,450	20,184,945

		28,169,936

Oil & Gas Exploration & Production (40.11%)
Antero Resources Corp.(b)	190,700	4,349,867
Cabot Oil & Gas Corp.	325,600	7,785,096
Carrizo Oil & Gas, Inc.(b)	218,400	6,259,344
Chesapeake Energy Corp.(a)(b)	1,302,850	7,738,929
Cimarex Energy Co.	93,900	11,220,111
Continental Resources, Inc.(b)	88,850	4,035,567
Denbury Resources, Inc.(b)	1,368,650	3,531,117
Diamondback Energy, Inc.(b)	101,850	10,563,373
EOG Resources, Inc.	155,700	15,188,535
EQT Corp.	89,600	5,474,560
Gulfport Energy Corp.(b)	493,600	8,484,984
Laredo Petroleum, Inc.(b)	547,000	7,986,200
Matador Resources Co.(b)	283,400	6,742,086
Newfield Exploration Co.(b)	176,400	6,510,924
Range Resources Corp.	252,100	7,336,110
Southwestern Energy Co.(b)	753,700	6,157,729
SRC Energy, Inc.(b)	1,207,750	10,193,410

		129,557,942

Oil & Gas Refining & Marketing (5.23%)
Green Plains, Inc.	168,700	4,175,325
HollyFrontier Corp.	200,000	5,668,000
Tesoro Corp.	68,800	5,576,928
World Fuel Services Corp.	40,000	1,450,000

		16,870,253

Oil & Gas Storage & Transportation (5.90%)
Golar LNG, Ltd.	231,600	6,468,588
Magellan Midstream Partners L.P.	64,900	4,991,459
Teekay LNG Partners L.P.	433,308	7,604,556

		19,064,603

Renewable Electricity (3.68%)
8Point3 Energy Partners L.P.	520,300	7,060,471

	Shares or Principal Amount	Value

Renewable Electricity (continued)
Ormat Technologies, Inc.	84,300	$4,811,844

		11,872,315

Total Common Stocks (Cost $301,880,623)		314,809,018

Collateral for Securities on Loan (4.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	13,018,860	13,018,860

Total Collateral for Securities on Loan (Cost $13,018,860)		13,018,860

Short-Term Investments (1.10%)
Time Deposits (1.10%)
State Street Euro Dollar Time Deposit (USD),
0.07%, 04/03/17	3,564,394	3,564,394

Total Short-Term Investments (Cost $3,564,394)		3,564,394

Total Investments (102.60%) (Cost $318,463,877)		$331,392,272

Liabilities Less Other Assets (-2.60%)		(8,400,491)

Net Assets (100.00%)		$322,991,781

(a)	All or a portion of the security was on loan as of March 31, 2017.
(b)	Non-income producing security.

Sector Composition (March 31, 2017) (Unaudited)

Energy	89.81%
Utilities	7.66%

97.47%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Energy Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Industry Composition (March 31, 2017) (Unaudited)

Oil & Gas Exploration & Production	40.11%
Integrated Oil & Gas	25.47%
Oil & Gas Equipment & Services	8.72%
Oil & Gas Storage & Transportation	5.90%
Oil & Gas Refining & Marketing	5.23%
Coal & Consumable Fuels	4.38%
Renewable Electricity	3.68%
Multi-Utilities	2.48%
Gas Utilities	1.50%

97.47%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	7

ICON Financial Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (94.53%)
Asset Management & Custody Banks (7.86%)
Cohen & Steers, Inc.	19,100	$763,427
Financial Engines, Inc.	17,600	766,480
Janus Capital Group, Inc.	89,500	1,181,400
Legg Mason, Inc.	18,900	682,479

		3,393,786

Consumer Finance (5.62%)
Ally Financial, Inc.	34,100	693,253
Credit Acceptance Corp.(a)(b)	3,000	598,230
Discover Financial Services	16,600	1,135,274

		2,426,757

Data Processing & Outsourced Services (6.39%)
Broadridge Financial Solutions, Inc.	9,600	652,320
Euronet Worldwide, Inc.(a)	5,500	470,360
ExlService Holdings, Inc.(a)	15,100	715,136
MasterCard, Inc., Class A	8,200	922,254

		2,760,070

Diversified Banks (32.47%)
Bank of America Corp.	169,100	3,989,069
Citigroup, Inc.	46,300	2,769,666
JPMorgan Chase & Co.	43,300	3,803,472
U.S. Bancorp	24,900	1,282,350
Wells Fargo & Co.	39,000	2,170,740

		14,015,297

Financial Exchanges & Data (1.55%)
MSCI, Inc.	6,900	670,611

Insurance Brokers (3.14%)
Aon PLC	11,400	1,353,066

Investment Banking & Brokerage (6.88%)
BGC Partners, Inc., Class A	59,100	671,376
E*TRADE Financial Corp.(a)	18,700	652,443
Goldman Sachs Group, Inc.	3,700	849,964
Morgan Stanley	18,600	796,824

		2,970,607

Life & Health Insurance (4.32%)
Aflac, Inc.	7,200	521,424
CNO Financial Group, Inc.	42,200	865,100
Unum Group	10,200	478,278

		1,864,802

Multi-line Insurance (3.38%)
American International Group, Inc.	23,400	1,460,862

Other Diversified Financial Services (1.35%)
Voya Financial, Inc.	15,300	580,788

Property & Casualty Insurance (7.40%)
AmTrust Financial Services, Inc.	49,000	904,540
United Insurance Holdings Corp.	60,300	961,785

	Shares or Principal Amount	Value

Property & Casualty Insurance (continued)
XL Group PLC	33,300	$1,327,338

		3,193,663

Regional Banks (6.12%)
Fifth Third Bancorp	16,200	411,480
First Commonwealth Financial Corp.	38,600	511,836
First Midwest Bancorp, Inc.	46,200	1,094,016
Signature Bank(a)	4,200	623,238

		2,640,570

Retail REITs (1.48%)
Macerich Co., REIT	9,900	637,560

Thrifts & Mortgage Finance (6.57%)
Essent Group, Ltd.(a)	32,000	1,157,440
HomeStreet, Inc.(a)	20,000	559,000
New York Community Bancorp, Inc.	42,600	595,122
Radian Group, Inc.	29,300	526,228

		2,837,790

Total Common Stocks (Cost $35,705,694)		40,806,229

Collateral for Securities on Loan (1.42%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	612,750	612,750

Total Collateral for Securities on Loan (Cost $612,750)		612,750

Short-Term Investments (6.53%)
Time Deposits (6.53%)
State Street Euro Dollar Time Deposit (USD),
0.07%, 04/03/17	2,820,514	2,820,514

Total Short-Term Investments (Cost $2,820,514)		2,820,514

Total Investments (102.48%) (Cost $39,138,958)		$44,239,493

Liabilities Less Other Assets (-2.48%)		(1,069,304)

Net Assets (100.00%)		$43,170,189

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2017.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON Financial Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Sector Composition (March 31, 2017) (Unaudited)

Financial	86.66%
Information Technology	6.39%
Real Estate	1.48%

94.53%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Diversified Banks	32.47%
Asset Management & Custody Banks	7.86%
Property & Casualty Insurance	7.40%
Investment Banking & Brokerage	6.88%
Thrifts & Mortgage Finance	6.57%
Data Processing & Outsourced Services	6.39%
Regional Banks	6.12%
Consumer Finance	5.62%
Life & Health Insurance	4.32%
Multi-line Insurance	3.38%
Insurance Brokers	3.14%
Financial Exchanges & Data	1.55%
Retail REITs	1.48%
Other Diversified Financial Services	1.35%

94.53%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	9

ICON Healthcare Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (91.31%)
Biotechnology (17.15%)
AbbVie, Inc.	42,300	$ 2,756,268
Acorda Therapeutics, Inc.(a)	100,500	2,110,500
Celgene Corp.(a)	41,100	5,114,073
Shire PLC, ADR	13,100	2,282,413
Vertex Pharmaceuticals, Inc.(a)	27,000	2,952,450

		15,215,704

Health Care Equipment (15.52%)
Abbott Laboratories	60,000	2,664,600
Becton, Dickinson and Co.	4,500	825,480
Boston Scientific Corp.(a)	70,500	1,753,335
Cutera, Inc.(a)	27,605	571,424
Integer Holdings Corp.(a)	22,900	920,580
Medtronic PLC	51,000	4,108,560
STERIS PLC	22,400	1,555,904
Zimmer Biomet Holdings, Inc.	11,200	1,367,632

		13,767,515

Health Care Services (5.84%)
BioTelemetry, Inc.(a)	86,387	2,500,904
Premier, Inc., Class A(a)	84,332	2,684,287

		5,185,191

Life Sciences Tools & Services (6.94%)
Albany Molecular Research, Inc.(a)(b)	30,300	425,109
NeoGenomics, Inc.(a)	157,649	1,243,851
PRA Health Sciences, Inc.(a)	21,300	1,389,399
Thermo Fisher Scientific, Inc.	20,200	3,102,720

		6,161,079

Managed Health Care (11.69%)
Aetna, Inc.	21,356	2,723,958
CIGNA Corp.	6,300	922,887
Humana, Inc.	4,400	907,016
UnitedHealth Group, Inc.	29,900	4,903,899
WellCare Health Plans, Inc.(a)	6,500	911,365

		10,369,125

Pharmaceuticals (34.17%)
Allergan PLC	12,800	3,058,176
ANI Pharmaceuticals, Inc.(a)	20,700	1,024,857
Eli Lilly & Co.	36,100	3,036,371
Endo International PLC(a)	74,600	832,536
Impax Laboratories, Inc.(a)	106,900	1,352,285
Innoviva, Inc.(a)(b)	172,468	2,385,232
Jazz Pharmaceuticals PLC(a)	11,000	1,596,430
Mallinckrodt PLC(a)	43,000	1,916,510
Merck & Co., Inc.	90,400	5,744,016
Pacira Pharmaceuticals, Inc.(a)	18,700	852,720
Pfizer, Inc.	187,000	6,397,270

	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Roche Holding AG, Sponsored ADR	66,200	$ 2,120,386

		30,316,789

Total Common Stocks (Cost $80,423,730)		81,015,403

Collateral for Securities on Loan (2.24%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	1,990,361	1,990,361

Total Collateral for Securities on Loan (Cost $1,990,361)		1,990,361

Short-Term Investments (12.34%)
Time Deposits (12.34%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	10,952,804	10,952,804

Total Short-Term Investments (Cost $10,952,804)		10,952,804

Total Investments (105.89%) (Cost $93,366,895)		$93,958,568

Liabilities Less Other Assets (-5.89%)		(5,230,136)

Net Assets (100.00%)		$88,728,432

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2017.

ADR - American Depositary Receipt

Sector Composition (March 31, 2017) (Unaudited)

Health Care	91.31%

91.31%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Healthcare Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Industry Composition (March 31, 2017) (Unaudited)

Pharmaceuticals	34.17%
Biotechnology	17.15%
Health Care Equipment	15.52%
Managed Health Care	11.69%
Life Sciences Tools & Services	6.94%
Health Care Services	5.84%

91.31%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	11

ICON Industrials Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (89.81%)
Aerospace & Defense (12.03%)
B/E Aerospace, Inc.	2,500	$ 160,275
Boeing Co.	3,000	530,580
General Dynamics Corp.	1,900	355,680
Hexcel Corp.	5,000	272,750
Orbital ATK, Inc.	8,390	822,220
Raytheon Co.	1,100	167,750
Spirit AeroSystems Holdings, Inc., Class A	4,000	231,680
TransDigm Group, Inc.	2,500	550,400

		3,091,335

Air Freight & Logistics (1.74%)
Echo Global Logistics, Inc.(a)	20,973	447,773

Airlines (2.90%)
Alaska Air Group, Inc.	2,100	193,662
Delta Air Lines, Inc.	12,000	551,520

		745,182

Building Products (19.12%)
Armstrong World Industries, Inc.(a)	5,000	230,250
Builders FirstSource, Inc.(a)	33,100	493,190
Fortune Brands Home & Security, Inc.	16,500	1,004,025
Johnson Controls International PLC	38,000	1,600,560
Masco Corp.	26,500	900,735
PGT, Inc.(a)	11,000	118,250
Quanex Building Products Corp.	28,000	567,000

		4,914,010

Commercial Printing (4.54%)
Deluxe Corp.	12,700	916,559
InnerWorkings, Inc.(a)	25,000	249,000

		1,165,559

Construction & Engineering (4.99%)
Comfort Systems U.S.A., Inc.	18,500	678,025
Dycom Industries, Inc.(a)	6,500	604,175

		1,282,200

Construction Machinery & Heavy Trucks (2.81%)
Allison Transmission Holdings, Inc.	20,000	721,200

Electrical Components & Equipment (2.38%)
Acuity Brands, Inc.	3,000	612,000

Human Resource & Employment Services (4.25%)
Korn/Ferry International	15,500	488,095
ManpowerGroup, Inc.	4,000	410,280
On Assignment, Inc.(a)	4,000	194,120

		1,092,495

Industrial Conglomerates (11.44%)
Carlisle Cos., Inc.	5,500	585,255
General Electric Co.	61,000	1,817,800
Honeywell International, Inc.	4,300	536,941

		2,939,996

	Shares or Principal Amount	Value

Industrial Machinery (3.71%)
Ingersoll-Rand PLC	5,000	$ 406,600
Middleby Corp.(a)	4,000	545,800

		952,400

Office Services & Supplies (1.79%)
HNI Corp.	10,000	460,900

Railroads (2.00%)
Kansas City Southern	6,000	514,560

Research & Consulting Services (11.58%)
Advisory Board Co.(a)	30,000	1,404,000
Equifax, Inc.	11,500	1,572,510

		2,976,510

Trading Companies & Distributors (4.53%)
Air Lease Corp.	30,000	1,162,500

Total Common Stocks (Cost $20,394,563)		23,078,620

Short-Term Investments (10.08%)
Time Deposits (10.08%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	2,591,209	2,591,209

Total Short-Term Investments (Cost $2,591,209)		2,591,209

Total Investments (99.89%) (Cost $22,985,772)		$25,669,829

Other Assets Less Liabilities (0.11%)		28,896

Net Assets (100.00%)		$25,698,725

(a)	Non-income producing security.

Sector Composition (March 31, 2017) (Unaudited)

Industrials	89.81%

89.81%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Industrials Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Industry Composition (March 31, 2017) (Unaudited)

Building Products	19.12%
Aerospace & Defense	12.03%
Research & Consulting Services	11.58%
Industrial Conglomerates	11.44%
Construction & Engineering	4.99%
Commercial Printing	4.54%
Trading Companies & Distributors	4.53%
Human Resource & Employment Services	4.25%
Industrial Machinery	3.71%
Airlines	2.90%
Construction Machinery & Heavy Trucks	2.81%
Electrical Components & Equipment	2.38%
Railroads	2.00%
Office Services & Supplies	1.79%
Air Freight & Logistics	1.74%

89.81%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	13

ICON Information Technology Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (98.81%)
Application Software (2.82%)
CDK Global, Inc.	22,100	$ 1,436,721

Communications Equipment (8.26%)
Finisar Corp.(a)	39,800	1,088,132
Motorola Solutions, Inc.	9,200	793,224
Oclaro, Inc.(a)	149,800	1,471,036
Palo Alto Networks, Inc.(a)	7,600	856,368

		4,208,760

Data Processing & Outsourced Services (12.78%)
Broadridge Financial Solutions, Inc.	9,900	672,705
Euronet Worldwide, Inc.(a)	7,400	632,848
ExlService Holdings, Inc.(a)	22,200	1,051,392
Genpact, Ltd.	21,800	539,768
MasterCard, Inc., Class A	8,500	955,995
MAXIMUS, Inc.	22,500	1,399,500
Visa, Inc., Class A	14,180	1,260,177

		6,512,385

Electronic Manufacturing Services (3.88%)
Fabrinet(a)	35,100	1,475,253
IPG Photonics Corp.(a)	4,135	499,095

		1,974,348

Home Entertainment Software (3.73%)
Activision Blizzard, Inc.	19,200	957,312
Electronic Arts, Inc.(a)	10,500	939,960

		1,897,272

Internet Software & Services (23.71%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	7,800	841,074
Alphabet, Inc., Class A(a)	3,200	2,712,960
Alphabet, Inc., Class C(a)	3,439	2,852,857
Facebook, Inc., Class A(a)	28,500	4,048,425
LogMeIn, Inc.	10,300	1,004,250
SINA Corp.(a)	8,600	620,232

		12,079,798

IT Consulting & Other Services (2.54%)
Cognizant Technology Solutions Corp., Class A(a)	21,700	1,291,584

Semiconductor Equipment (5.64%)
Advanced Energy Industries, Inc.(a)	7,597	520,850
Applied Materials, Inc.	27,200	1,058,080
Photronics, Inc.(a)	120,900	1,293,630

		2,872,560

Semiconductors (17.31%)
Broadcom, Ltd.	4,500	985,320
Cirrus Logic, Inc.(a)	19,100	1,159,179
Intel Corp.	50,000	1,803,500
M/A-COM Technology Solutions Holdings, Inc.(a)	11,500	555,450
Monolithic Power Systems, Inc.	8,400	773,640
NXP Semiconductors N.V.(a)	10,900	1,128,150

	Shares or Principal Amount	Value

Semiconductors (continued)
Qorvo, Inc.(a)	10,000	$ 685,600
Skyworks Solutions, Inc.	9,900	970,002
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	23,100	758,604

		8,819,445

Systems Software (3.81%)
Microsoft Corp.	29,500	1,942,870

Technology Hardware, Storage & Peripherals (14.33%)
Apple, Inc.	42,300	6,076,818
Electronics For Imaging, Inc.(a)	25,000	1,220,750

		7,297,568

Total Common Stocks (Cost $40,212,961)		50,333,311

Short-Term Investments (2.50%)
Time Deposits (2.50%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	1,274,505	1,274,505

Total Short-Term Investments (Cost $1,274,505)		1,274,505

Total Investments (101.31%) (Cost $41,487,466)		$51,607,816

Liabilities Less Other Assets (-1.31%)		(667,079)

Net Assets (100.00%)		$50,940,737

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (March 31, 2017) (Unaudited)

Information Technology	98.81%

98.81%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Information Technology Fund	Schedule of Investments

March 31, 2017 (Unaudited)

Industry Composition (March 31, 2017) (Unaudited)

Internet Software & Services	23.71%
Semiconductors	17.31%
Technology Hardware, Storage & Peripherals	14.33%
Data Processing & Outsourced Services	12.78%
Communications Equipment	8.26%
Semiconductor Equipment	5.64%
Electronic Manufacturing Services	3.88%
Systems Software	3.81%
Home Entertainment Software	3.73%
Application Software	2.82%
IT Consulting & Other Services	2.54%

98.81%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	15

ICON Natural Resources Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (85.55%)
Building Products (6.15%)
Apogee Enterprises, Inc.	16,000	$ 953,760
Fortune Brands Home & Security, Inc.	14,500	882,325
Masco Corp.	60,000	2,039,400
PGT, Inc.(a)	36,300	390,225
Tarkett S.A.	15,000	648,070

		4,913,780

Coal & Consumable Fuels (1.70%)
Cameco Corp.(b)	85,000	940,950
CONSOL Energy, Inc.(a)	25,000	419,500

		1,360,450

Commodity Chemicals (2.85%)
Cabot Corp.	7,000	419,370
Methanex Corp.	9,939	466,139
Olin Corp.	42,339	1,391,683

		2,277,192

Construction & Engineering (2.15%)
Comfort Systems U.S.A., Inc.	46,940	1,720,351

Construction Materials (10.06%)
Buzzi Unicem S.p.A.	60,000	1,533,690
Eagle Materials, Inc.	13,000	1,262,820
Headwaters, Inc.(a)	20,000	469,600
Martin Marietta Materials, Inc.	4,500	982,125
Summit Materials, Inc., Class A(a)	85,008	2,100,548
Vulcan Materials Co.	14,000	1,686,720

		8,035,503

Diversified Chemicals (12.48%)
Dow Chemical Co.	28,745	1,826,457
Eastman Chemical Co.	40,000	3,232,000
Huntsman Corp.	200,000	4,908,000

		9,966,457

Fertilizers & Agricultural Chemicals (4.86%)
Agrium, Inc.	5,500	525,525
CF Industries Holdings, Inc.	90,000	2,641,500
Monsanto Co.	6,300	713,160

		3,880,185

Gold (7.15%)
Agnico Eagle Mines Ltd.	20,000	848,800
Randgold Resources, Ltd.	22,728	1,985,979
Royal Gold, Inc.	41,000	2,872,050

		5,706,829

Integrated Oil & Gas (2.99%)
BP PLC	140,000	805,857
Royal Dutch Shell PLC, Sponsored ADR, Class A	30,000	1,581,900

		2,387,757

Metal & Glass Containers (4.31%)
Ball Corp.	25,000	1,856,500
Crown Holdings, Inc.(a)	30,000	1,588,500

		3,445,000

	Shares or Principal Amount	Value

Oil & Gas Equipment & Services (3.13%)
Schlumberger, Ltd.	32,000	$ 2,499,200

Oil & Gas Exploration & Production (12.30%)
Cabot Oil & Gas Corp.	30,000	717,300
Cimarex Energy Co.	17,000	2,031,330
Diamondback Energy, Inc.(a)	13,300	1,379,410
Gulfport Energy Corp.(a)	95,000	1,633,050
Range Resources Corp.	60,000	1,746,000
SRC Energy, Inc.(a)	275,000	2,321,000

		9,828,090

Oil & Gas Refining & Marketing (2.66%)
Green Plains, Inc.	25,000	618,750
PBF Energy, Inc., Class A	31,214	692,015
Tesoro Corp.	10,000	810,600

		2,121,365

Oil & Gas Storage & Transportation (0.73%)
Enbridge, Inc.	14,000	586,487

Paper Packaging (6.18%)
Avery Dennison Corp.	2,200	177,320
Graphic Packaging Holding Co.	370,000	4,761,900

		4,939,220

Specialty Chemicals (5.25%)
Celanese Corp., Class A	17,000	1,527,450
PolyOne Corp.	60,000	2,045,400
Sherwin-Williams Co.	2,000	620,380

		4,193,230

Steel (0.60%)
Nucor Corp.	8,000	477,760

Total Common Stocks (Cost $61,633,452)		68,338,856

Exchange Traded Funds (3.73%)
iShares North American Natural Resources ETF(b)	87,000	2,981,490

Total Exchange Traded Funds (Cost $2,612,843)		2,981,490

Collateral for Securities on Loan (3.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%	2,850,000	2,850,000

Total Collateral for Securities on Loan (Cost $2,850,000)		2,850,000

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Natural Resources Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Short-Term Investments (12.12%)
Time Deposits (12.12%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	9,679,112	$9,679,112

Total Short-Term Investments (Cost $9,679,112)		9,679,112

Total Investments (104.97%) (Cost $76,775,407)		$83,849,458

Liabilities Less Other Assets (-4.97%)		(3,969,046)

Net Assets (100.00%)		$79,880,412

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2017.

ADR - American Depositary Receipt

Sector Composition (March 31, 2017) (Unaudited)

Materials	53.74%
Energy	23.51%
Industrials	8.30%

85.55%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Diversified Chemicals	12.48%
Oil & Gas Exploration & Production	12.30%
Construction Materials	10.06%
Gold	7.15%
Paper Packaging	6.18%
Building Products	6.15%
Specialty Chemicals	5.25%
Fertilizers & Agricultural Chemicals	4.86%
Metal & Glass Containers	4.31%
Oil & Gas Equipment & Services	3.13%
Integrated Oil & Gas	2.99%
Commodity Chemicals	2.85%
Oil & Gas Refining & Marketing	2.66%
Construction & Engineering	2.15%
Coal & Consumable Fuels	1.70%
Other Industries (each less than 1%)	1.33%

85.55%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	17

ICON Utilities Fund	Schedule of Investments

March 31, 2017 (Unaudited)

	Shares or Principal Amount	Value

Common Stocks (97.07%)
Communications Equipment (2.94%)
Oclaro, Inc.(a)	96,100	$ 943,702
Palo Alto Networks, Inc.(a)	4,400	495,792

		1,439,494

Electric Utilities (35.55%)
Alliant Energy Corp.	37,300	1,477,453
American Electric Power Co., Inc.	34,400	2,309,272
Avangrid, Inc.	53,200	2,273,768
Edison International	33,500	2,666,935
Eversource Energy	52,900	3,109,462
NextEra Energy, Inc.	12,900	1,655,973
PG&E Corp.	35,500	2,355,780
Xcel Energy, Inc.	34,500	1,533,525

		17,382,168

Gas Utilities (4.47%)
National Fuel Gas Co.	36,700	2,188,054

Independent Power Producers & Energy Traders (2.42%)
AES Corp.	105,900	1,183,962

Integrated Telecommunication Services (4.77%)
AT&T, Inc.	35,300	1,466,715
BCE, Inc.	19,500	863,265

		2,329,980

Multi-Utilities (33.77%)
Ameren Corp.	49,000	2,674,910
CenterPoint Energy, Inc.	103,900	2,864,523
CMS Energy Corp.	60,976	2,728,066
DTE Energy Co.	23,500	2,399,585
NiSource, Inc.	62,900	1,496,391
Public Service Enterprise Group, Inc.	23,300	1,033,355
SCANA Corp.	28,600	1,869,010
Sempra Energy	13,100	1,447,550

		16,513,390

Oil & Gas Exploration & Production (4.97%)
Diamondback Energy, Inc.(a)	7,000	726,005
EOG Resources, Inc.	7,500	731,625
Gulfport Energy Corp.(a)	56,500	971,235

		2,428,865

Oil & Gas Storage & Transportation (1.00%)
Teekay LNG Partners L.P.	27,800	487,890

Renewable Electricity (5.45%)
8Point3 Energy Partners L.P.	108,075	1,466,578
Ormat Technologies, Inc.	21,000	1,198,680

		2,665,258

	Shares or Principal Amount	Value

Water Utilities (1.73%)
Consolidated Water Co., Ltd.	72,621	$ 846,034

Total Common Stocks (Cost $45,451,547)		47,465,095

Short-Term Investments (0.81%)
Time Deposits (0.81%)
State Street Euro Dollar Time Deposit (USD), 0.07%, 04/03/17	394,400	394,400

Total Short-Term Investments (Cost $394,400)		394,400

Total Investments (97.88%) (Cost $45,845,947)		$47,859,495

Other Assets Less Liabilities (2.12%)		1,034,977

Net Assets (100.00%)		$48,894,472

(a)	Non-income producing security.

Sector Composition (March 31, 2017) (Unaudited)

Utilities	83.39%
Energy	5.97%
Telecommunication Services	4.77%
Information Technology	2.94%

97.07%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2017) (Unaudited)

Electric Utilities	35.55%
Multi-Utilities	33.77%
Renewable Electricity	5.45%
Oil & Gas Exploration & Production	4.97%
Integrated Telecommunication Services	4.77%
Gas Utilities	4.47%
Communications Equipment	2.94%
Independent Power Producers & Energy Traders	2.42%
Water Utilities	1.73%
Oil & Gas Storage & Transportation	1.00%

97.07%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$38,897,129	$29,512,431	$318,463,877

Investments, at value(a)	39,650,178	29,219,278	331,392,272
Receivables:
Investments sold	1,113,982	643,143	11,174,289
Fund shares sold	1,378	131,889	490,673
Expense reimbursements due from Adviser	906	21,101	–
Dividends	24,750	40,803	452,036
Foreign tax reclaims	–	–	–
Other assets	16,107	19,067	46,780

Total assets	40,807,301	30,075,281	343,556,050

Liabilities
Payables:
Payable for collateral received on securities loaned	1,199,953	–	13,018,860
Expense recoupment due to Adviser	–	–	1,076
Investments purchased	1,708,158	–	6,475,355
Fund shares redeemed	29,231	21,894	540,067
Advisory fees	32,466	27,282	274,360
Transfer agent fees	7,479	10,169	148,773
Fund accounting fees	2,149	1,970	11,134
Accrued distribution fees	398	1,118	10,483
Trustee fees and expenses	1,370	1,298	10,164
Administration fees	1,679	1,421	14,192
Accrued expenses	11,357	8,375	59,805

Total liabilities	2,994,240	73,527	20,564,269

Net Assets - all share classes	$37,813,061	$30,001,754	$322,991,781

Net Assets - Class S	$35,949,646	$24,484,983	$301,343,563

Net Assets - Class C	$–	$–	$9,195,235

Net Assets - Class A	$1,863,415	$5,516,771	$12,452,983

Net Assets Consists of
Paid-in capital	$37,066,257	$29,599,391	$470,411,832
Accumulated undistributed net investment income/(loss)	(69,510)	10,161	(342,294)
Accumulated undistributed net realized gain/(loss)	63,265	685,355	(160,006,152)
Unrealized appreciation/(depreciation)	753,049	(293,153)	12,928,395

Net Assets	$37,813,061	$30,001,754	$322,991,781

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,595,408	3,326,086	23,282,139
Class C	–	–	742,867
Class A	140,301	751,972	967,301
Net asset value (offering and redemption price per share)
Class S	$13.85	$7.36	$12.94
Class C	$–	$–	$12.38
Class A	$13.28	$7.34	$12.87
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.09	$7.79	$13.66

(a) Includes securities on loan of	$1,175,426	$–	$12,796,803

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	19

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$39,138,958	$93,366,895	$22,985,772

Investments, at value(a)	44,239,493	93,958,568	25,669,829
Receivables:
Investments sold	426,936	1,552,255	–
Fund shares sold	6,169	69,133	59,662
Expense reimbursements due from Adviser	1,771	843	4,821
Dividends	30,286	148,751	28,320
Foreign tax reclaims	–	3,493	–
Other assets	17,296	19,043	15,416

Total assets	44,721,951	95,752,086	25,778,048

Liabilities
Payables:
Payable for collateral received on securities loaned	612,750	1,990,361	–
Investments purchased	844,795	4,827,449	–
Fund shares redeemed	33,376	85,538	41,817
Advisory fees	37,454	75,995	22,342
Transfer agent fees	6,070	20,948	3,682
Fund accounting fees	2,295	3,723	1,667
Accrued distribution fees	466	941	811
Trustee fees and expenses	1,183	2,794	373
Administration fees	1,938	3,909	1,142
Accrued expenses	11,435	11,996	7,489

Total liabilities	1,551,762	7,023,654	79,323

Net Assets - all share classes	$43,170,189	$88,728,432	$25,698,725

Net Assets - Class S	$41,039,249	$84,333,864	$22,344,732

Net Assets - Class A	$2,130,940	$4,394,568	$3,353,993

Net Assets Consists of
Paid-in capital	$125,803,737	$87,361,504	$39,585,651
Accumulated undistributed net investment income/(loss)	31,436	(130,862)	(91,725)
Accumulated undistributed net realized gain/(loss)	(87,765,519)	906,117	(16,479,258)
Unrealized appreciation/(depreciation)	5,100,535	591,673	2,684,057

Net Assets	$43,170,189	$88,728,432	$25,698,725

Shares outstanding (unlimited shares authorized, no par value)
Class S	4,436,639	5,340,403	1,560,746
Class A	229,284	289,527	236,970
Net asset value (offering and redemption price per share)
Class S	$9.25	$15.79	$14.32
Class A	$9.29	$15.18	$14.15
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.86	$16.11	$15.01

(a) Includes securities on loan of	$598,230	$1,945,109	$–

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Assets
Investments, at cost	$41,487,466	$76,775,407	$45,845,947

Investments, at value(a)	51,607,816	83,849,458	47,859,495
Receivables:
Investments sold	2,544,860	–	1,811,073
Fund shares sold	211,084	97,132	454,261
Expense reimbursements due from Adviser	1,861	–	8,741
Dividends	15,031	113,215	209,349
Foreign tax reclaims	–	792	–
Other assets	19,716	24,797	28,192

Total assets	54,400,368	84,085,394	50,371,111

Liabilities
Payables:
Payable for collateral received on securities loaned	–	2,850,000	–
Expense recoupment due to Adviser	–	6,242	–
Investments purchased	3,358,739	1,180,958	1,262,392
Fund shares redeemed	26,426	42,878	130,616
Advisory fees	42,648	66,937	41,589
Transfer agent fees	14,142	31,458	19,247
Fund accounting fees	2,470	3,492	2,549
Accrued distribution fees	545	2,669	2,030
Trustee fees and expenses	1,289	2,272	2,327
Administration fees	2,202	3,448	2,160
Accrued expenses	11,170	14,628	13,729

Total liabilities	3,459,631	4,204,982	1,476,639

Net Assets - all share classes	$50,940,737	$79,880,412	$48,894,472

Net Assets - Class S	$48,308,763	$72,080,128	$39,300,376

Net Assets - Class C	$–	$1,708,750	$–

Net Assets - Class A	$2,631,974	$6,091,534	$9,594,096

Net Assets Consists of
Paid-in capital	$35,360,978	$75,877,188	$45,729,568
Accumulated undistributed net investment income/(loss)	(115,788)	30,782	13,347
Accumulated undistributed net realized gain/(loss)	5,575,197	(3,101,468)	1,137,883
Unrealized appreciation/(depreciation)	10,120,350	7,073,910	2,013,674

Net Assets	$50,940,737	$79,880,412	$48,894,472

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,888,317	5,000,022	4,293,138
Class C	–	123,357	–
Class A	162,123	426,243	1,064,993
Net asset value (offering and redemption price per share)
Class S	$16.73	$14.42	$9.15
Class C	$–	$13.85	$–
Class A	$16.23	$14.29	$9.01
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$17.22	$15.16	$9.56

(a) Includes securities on loan of	$–	$2,774,395	$–

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	21

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2017 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$1,301	$1,014	$2,479

Dividends	210,802	312,461	3,672,401

Foreign taxes withheld	–	(71)	(124,600)
Income from securities lending, net	5,711	2,250	131,302
Total investment income	217,814	315,654	3,681,582

Expenses
Advisory fees	198,324	166,426	1,753,245
Administration fees	9,916	8,321	87,662
Transfer agent fees	24,863	49,333	350,406
Distribution fees:
Class C	–	–	49,159
Class A	2,547	6,849	17,367
Registration fees	12,642	16,019	28,016
Audit and tax service expense	8,439	8,394	12,631
Fund accounting fees	8,261	7,066	62,738
Trustee fees and expenses	3,345	3,060	28,113
Insurance expense	1,754	1,774	15,311
Custody fees	2,454	2,229	6,688
Printing fees	5,403	3,307	35,639
Interest expense	–	1,398	411
Recoupment of previously reimbursed expenses	–	1,155	–
Other expenses	12,294	10,848	90,529

Total expenses before expense reimbursement	290,242	286,179	2,537,915
Expense reimbursement by Adviser due to expense limitation agreement	(2,918)	(28,714)	–

Net Expenses	287,324	257,465	2,537,915

Net Investment Income/(Loss)	(69,510)	58,189	1,143,667

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	63,273	1,406,487	(1,811,601)
Foreign currency	–	–	(719)

	63,273	1,406,487	(1,812,320)

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	3,056,409	(244,681)	10,534,500

	3,056,409	(244,681)	10,534,500

Net realized and unrealized gain/(loss)	3,119,682	1,161,806	8,722,180

Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,050,172	$1,219,995	$9,865,847

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2017 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Investment Income
Interest	$449	$1,737	$635
Dividends	409,721	504,861	120,345
Foreign taxes withheld	(1,509)	(2,578)	–
Income from securities lending, net	9,799	3,600	164

Total investment income	418,460	507,620	121,144

Expenses
Advisory fees	247,735	401,872	123,711
Administration fees	12,387	20,094	6,186
Transfer agent fees	24,506	67,827	25,798
Distribution fees:
Class A	2,961	5,797	3,221
Registration fees	13,266	16,514	11,750
Audit and tax service expense	8,440	8,505	8,391
Fund accounting fees	9,963	15,503	5,475
Trustee fees and expenses	3,791	6,576	1,580
Insurance expense	2,012	3,531	970
Custody fees	1,897	3,719	2,060
Printing fees	5,847	7,652	4,362
Interest expense	534	131	1,358
Other expenses	14,446	21,562	6,517

Total expenses before expense reimbursement	347,785	579,283	201,379
Expense reimbursement by Adviser due to expense limitation agreement	(3,962)	(4,045)	(11,045)

Net Expenses	343,823	575,238	190,334

Net Investment Income/(Loss)	74,637	(67,618)	(69,190)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	3,566,138	954,834	1,734,759
Foreign currency	(63)	–	–

	3,566,075	954,834	1,734,759

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	6,387,183	2,321,415	1,343,513

	6,387,183	2,321,415	1,343,513

Net realized and unrealized gain/(loss)	9,953,258	3,276,249	3,078,272

Net Increase/(Decrease) in Net Assets Resulting From Operations	$10,027,895	$3,208,631	$3,009,082

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	23

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2017 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Investment Income
Interest	$171	$1,935	$90
Dividends	251,808	638,179	1,141,421
Foreign taxes withheld	(680)	(16,193)	(7,922)
Income from securities lending, net	3,252	8,890	9,757

Total investment income	254,551	632,811	1,143,346

Expenses
Advisory fees	250,258	381,147	252,355
Administration fees	12,514	19,057	12,619
Transfer agent fees	46,300	82,962	62,337
Distribution fees:
Class C	–	7,824	–
Class A	3,166	5,935	13,130
Registration fees	13,015	17,599	16,742
Audit and tax service expense	8,434	8,617	8,420
Fund accounting fees	10,063	15,327	10,233
Trustee fees and expenses	3,906	5,996	4,642
Insurance expense	2,195	3,142	2,724
Custody fees	1,974	3,006	2,840
Printing fees	6,550	11,141	6,922
Interest expense	710	–	1,392
Recoupment of previously reimbursed expenses	–	14,722	–
Other expenses	14,492	20,971	15,763

Total expenses before expense reimbursement	373,577	597,446	410,119
Expense reimbursement by Adviser due to expense limitation agreement	(3,238)	(11,606)	(17,455)

Net Expenses	370,339	585,840	392,664

Net Investment Income/(Loss)	(115,788)	46,971	750,682

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	6,056,242	2,319,320	1,249,056
Foreign currency	–	(5,561)	302

	6,056,242	2,313,759	1,249,358

Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	186,394	6,867,535	975,489

	186,394	6,867,535	975,489

Net realized and unrealized gain/(loss)	6,242,636	9,181,294	2,224,847

Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,126,848	$9,228,265	$2,975,529

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

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ICON Sector Funds	Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$(69,510)	$(115,723)	$58,189	$35,430
Net realized gain/(loss)	63,273	2,371,232	1,406,487	3,041,135
Change in net unrealized appreciation/(depreciation)	3,056,409	(204,909)	(244,681)	(1,151,918)

Net increase/(decrease) in net assets resulting from operations	3,050,172	2,050,600	1,219,995	1,924,647

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–	(73,624)	(2,775)
Class A	–	–	(7,526)	(282)
Net realized gains
Class S	(2,138,950)	(4,142,603)	(3,218,507)	(1,689,533)
Class A	(116,512)	(324,745)	(543,760)	(1,018,358)

Net decrease from dividends and distributions	(2,255,462)	(4,467,348)	(3,843,417)	(2,710,948)

Fund Share Transactions
Shares sold
Class S	8,216,203	3,598,562	7,486,210	31,781,091
Class A	221,669	978,272	2,382,258	9,210,875
Reinvested dividends and distributions
Class S	2,120,009	4,104,730	3,170,250	1,604,272
Class A	100,528	289,861	405,750	808,132
Shares repurchased
Class S	(12,424,095)	(13,145,470)	(15,815,400)	(9,693,926)
Class A	(846,724)	(1,690,501)	(5,211,989)	(4,969,477)

Net increase/(decrease) from fund share transactions	(2,612,410)	(5,864,546)	(7,582,921)	28,740,967

Total net increase/(decrease) in net assets	(1,817,700)	(8,281,294)	(10,206,343)	27,954,666

Net Assets
Beginning of period	39,630,761	47,912,055	40,208,097	12,253,431

End of period	$37,813,061	$39,630,761	$30,001,754	$40,208,097

Accumulated undistributed net investment income/(loss)	$(69,510)	$–	$10,161	$33,122

Transactions in Fund Shares
Shares sold
Class S	590,350	251,318	975,219	3,991,017
Class A	16,659	70,735	320,654	1,184,079
Issued to shareholders in reinvestment of distributions
Class S	155,218	307,240	450,960	212,768
Class A	7,663	22,418	57,882	107,322
Shares repurchased
Class S	(900,193)	(955,082)	(2,082,767)	(1,161,279)
Class A	(65,336)	(128,008)	(683,193)	(626,714)

Net increase/(decrease)	(195,639)	(431,379)	(961,245)	3,707,193

Shares outstanding, beginning of period	2,931,348	3,362,727	5,039,303	1,332,110

Shares outstanding, end of period	2,735,709	2,931,348	4,078,058	5,039,303

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$1,143,667	$6,869,776	$74,637	$487,539
Net realized gain/(loss)	(1,812,320)	(57,720,482)	3,566,075	(4,872,140)
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	–	–	–	3,543
Change in net unrealized appreciation/(depreciation)	10,534,500	100,616,370	6,387,183	2,869,562

Net increase/(decrease) in net assets resulting from operations	9,865,847	49,765,664	10,027,895	(1,511,496)

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,390,520)	(3,080,658)	(509,223)	–
Class C	(14,960)	(46,988)	–	–
Class A	(46,799)	(87,124)	(21,427)	–

Net decrease from dividends and distributions	(1,452,279)	(3,214,770)	(530,650)	–

Fund Share Transactions
Shares sold
Class S	33,758,478	109,808,067	6,785,227	11,122,679
Class C	354,074	1,926,758	–	–
Class A	1,065,079	4,574,292	753,898	1,691,237
Reinvested dividends and distributions
Class S	1,335,450	2,963,225	500,837	–
Class C	12,964	40,797	–	–
Class A	35,855	66,909	18,938	–
Shares repurchased
Class S	(69,135,903)	(149,229,594)	(18,687,951)	(15,374,878)
Class C	(1,500,931)	(2,980,604)	–	–
Class A	(3,615,398)	(6,498,389)	(1,593,379)	(1,112,225)

Net decrease from fund share transactions	(37,690,332)	(39,328,539)	(12,222,430)	(3,673,187)

Total net increase/(decrease) in net assets	(29,276,764)	7,222,355	(2,725,185)	(5,184,683)

Net Assets
Beginning of period	352,268,545	345,046,190	45,895,374	51,080,057

End of period	$322,991,781	$352,268,545	$43,170,189	$45,895,374

Accumulated undistributed net investment income/(loss)	$(342,294)	$(33,682)	$31,436	$487,449

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	27

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Transactions in Fund Shares
Shares sold
Class S	2,601,143	9,937,173	781,715	1,386,325
Class C	27,609	173,976	–	–
Class A	81,130	405,435	83,628	225,786
Issued to shareholders in reinvestment of distributions
Class S	97,621	278,237	54,797	–
Class C	988	3,961	–	–
Class A	2,632	6,295	2,061	–
Shares repurchased
Class S	(5,289,369)	(13,027,347)	(2,053,987)	(2,072,996)
Class C	(119,699)	(270,035)	–	–
Class A	(278,902)	(561,929)	(185,991)	(148,818)

Net decrease	(2,876,847)	(3,054,234)	(1,317,777)	(609,703)

Shares outstanding, beginning of period	27,869,154	30,923,388	5,983,700	6,593,403

Shares outstanding, end of period	24,992,307	27,869,154	4,665,923	5,983,700

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$(67,618)	$(256,229)	$(69,190)	$(24,274)
Net realized gain/(loss)	954,834	1,360,141	1,734,759	1,229,396
Change in net unrealized appreciation/(depreciation)	2,321,415	6,368,752	1,343,513	210,733

Net increase/(decrease) in net assets resulting from operations	3,208,631	7,472,664	3,009,082	1,415,855

Dividends and Distributions to Shareholders
Net realized gains
Class S	(1,138,922)	(18,074,605)	–	–
Class A	(76,949)	(2,959,679)	–	–

Net decrease from dividends and distributions	(1,215,871)	(21,034,284)	–	–

Fund Share Transactions
Shares sold
Class S	20,054,708	8,840,606	13,372,610	13,580,388
Class A	799,381	1,044,829	2,871,191	865,729
Reinvested dividends and distributions
Class S	1,092,964	17,161,570	–	–
Class A	69,063	2,747,924	–	–
Shares repurchased
Class S	(14,946,749)	(33,976,571)	(17,681,010)	(5,225,967)
Class A	(1,472,654)	(11,543,997)	(828,015)	(528,190)

Net increase/(decrease) from fund share transactions	5,596,713	(15,725,639)	(2,265,224)	8,691,960

Total net increase/(decrease) in net assets	7,589,473	(29,287,259)	743,858	10,107,815

Net Assets
Beginning of period	81,138,959	110,426,218	24,954,867	14,847,052

End of period	$88,728,432	$81,138,959	$25,698,725	$24,954,867

Accumulated undistributed net investment income/(loss)	$(130,862)	$(63,244)	$(91,725)	$(22,535)

Transactions in Fund Shares
Shares sold
Class S	1,310,898	571,957	996,203	1,102,557
Class A	54,838	67,963	214,820	72,878
Issued to shareholders in reinvestment of distributions
Class S	73,402	1,165,868	–	–
Class A	4,823	193,108	–	–
Shares repurchased
Class S	(991,601)	(2,124,163)	(1,388,997)	(451,383)
Class A	(101,730)	(811,470)	(60,074)	(45,537)

Net increase/(decrease)	350,630	(936,737)	(238,048)	678,515

Shares outstanding, beginning of period	5,279,300	6,216,037	2,035,764	1,357,249

Shares outstanding, end of period	5,629,930	5,279,300	1,797,716	2,035,764

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	29

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016 (a)

Operations
Net investment income/(loss)	$(115,788)	$(219,517)	$46,971	$524,612
Net realized gain/(loss)	6,056,242	9,737,627	2,313,759	(4,590,557)
Change in net unrealized appreciation/(depreciation)	186,394	(1,066,435)	6,867,535	15,224,010

Net increase/(decrease) in net assets resulting from operations	6,126,848	8,451,675	9,228,265	11,158,065

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–	(388,278)	(322,749)
Class C	–	–	(5,892)	–
Class A	–	–	(22,709)	(2,353)
Net realized gains
Class S	(8,893,473)	–	–	(4,489,113)
Class C	–	–	–	(52,186)
Class A	(461,260)	–	–	(201,365)

Net decrease from dividends and distributions	(9,354,733)	–	(416,879)	(5,067,766)

Fund Share Transactions
Shares sold
Class S	7,136,762	18,296,541	13,138,954	16,580,790
Class C	–	–	257,319	828,203
Class A	528,162	1,908,013	2,654,042	4,545,786
Reinvested dividends and distributions
Class S	8,699,541	–	378,212	4,690,853
Class C	–	–	5,266	43,566
Class A	403,556	–	19,756	183,313
Shares repurchased
Class S	(13,410,113)	(22,597,870)	(15,394,440)	(21,368,193)
Class C	–	–	(164,525)	(401,215)
Class A	(773,128)	(2,987,018)	(1,497,940)	(3,837,341)

Net increase/(decrease) from fund share transactions	2,584,780	(5,380,334)	(603,356)	1,265,762

Total net increase/(decrease) in net assets	(643,105)	3,071,341	8,208,030	7,356,061

Net Assets
Beginning of period	51,583,842	48,512,501	71,672,382	64,316,321

End of period	$50,940,737	$51,583,842	$79,880,412	$71,672,382

Accumulated undistributed net investment income/(loss)	$(115,788)	$–	$30,782	$400,690

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016 (a)

Transactions in Fund Shares
Shares sold
Class S	416,672	1,105,056	956,249	1,391,294
Class C	–	–	19,470	72,656
Class A	33,184	119,658	191,136	384,690
Issued to shareholders in reinvestment of distributions
Class S	574,606	–	27,073	422,219
Class C	–	–	392	4,038
Class A	27,453	–	1,426	16,604
Shares repurchased
Class S	(829,138)	(1,410,912)	(1,113,115)	(1,776,770)
Class C	–	–	(12,519)	(33,139)
Class A	(48,453)	(186,123)	(115,896)	(313,793)

Net increase/(decrease)	174,324	(372,321)	(45,784)	167,799

Shares outstanding, beginning of period	2,876,116	3,248,437	5,595,406	5,427,607

Shares outstanding, end of period	3,050,440	2,876,116	5,549,622	5,595,406

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	31

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Utilities Fund

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations
Net investment income/(loss)	$750,682	$1,459,825
Net realized gain/(loss)	1,249,358	4,283,561
Change in net unrealized appreciation/(depreciation)	975,489	1,873,338

Net increase/(decrease) in net assets resulting from operations	2,975,529	7,616,724

Dividends and Distributions to Shareholders
Net investment income
Class S	(617,906)	(1,106,247)
Class A	(142,419)	(318,477)
Net realized gains
Class S	(3,387,793)	–
Class A	(880,434)	–

Net decrease from dividends and distributions	(5,028,552)	(1,424,724)

Fund Share Transactions
Shares sold
Class S	10,913,135	50,937,665
Class A	1,629,515	12,140,072
Reinvested dividends and distributions
Class S	3,772,449	1,060,746
Class A	662,405	221,423
Shares repurchased
Class S	(17,773,358)	(31,789,944)
Class A	(7,988,184)	(3,816,717)

Net increase/(decrease) from fund share transactions	(8,784,038)	28,753,245

Total net increase/(decrease) in net assets	(10,837,061)	34,945,245

Net Assets
Beginning of period	59,731,533	24,786,288

End of period	$48,894,472	$59,731,533

Accumulated undistributed net investment income/(loss)	$13,347	$22,990

Transactions in Fund Shares
Shares sold
Class S	1,198,864	5,504,446
Class A	181,102	1,380,355
Issued to shareholders in reinvestment of distributions
Class S	426,456	114,167
Class A	76,135	23,829
Shares repurchased
Class S	(1,956,149)	(3,372,689)
Class A	(889,283)	(424,156)

Net increase/(decrease)	(962,875)	3,225,952

Shares outstanding, beginning of period	6,321,006	3,095,054

Shares outstanding, end of period	5,358,131	6,321,006

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Consumer Discretionary Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$13.55	$14.27	$15.55	$14.50	$11.82	$8.79
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.02)	(0.03)	(0.07)	(0.07)	(0.03)	0.03
Net realized and unrealized gains/(losses) on investments	1.09	0.65	1.03	1.12	2.73	3.00
Total from investment operations	1.07	0.62	0.96	1.05	2.70	3.03

Less dividends and distributions:
Dividends from net investment income	–	–	–	–	(0.02)	–
Distributions from net realized gains	(0.77)	(1.34)	(2.24)	–	–	–
Total dividends and distributions	(0.77)	(1.34)	(2.24)	–	(0.02)	–

Net asset value, end of period	$13.85	$13.55	$14.27	$15.55	$14.50	$11.82

Total Return	7.99%(b)	4.49%	5.80%	7.24%	22.91%	34.47%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$35,950	$37,263	$44,913	$55,476	$39,883	$58,314

Ratio of expenses to average net assets
Before expense limitation	1.42%(c)	1.42%	1.43%	1.46%	1.38%	1.40%
After expense limitation(d)	1.42%(c)	1.42%	1.43%	1.46%	1.38%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.32)%(c)	(0.22)%	(0.44)%	(0.47)%	(0.21)%	0.26%
After expense limitation(d)	(0.32)%(c)	(0.22)%	(0.44)%	(0.47)%	(0.21)%	0.26%
Portfolio turnover rate	81%(b)	158%	201%	202%	87%	91%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	33

ICON Consumer Discretionary Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$13.06	$13.88	$15.24	$14.25	$11.65	$8.75
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.06)	(0.10)	(0.14)	(0.12)	(0.09)	(0.02)
Net realized and unrealized gains/(losses) on investments	1.05	0.62	1.02	1.11	2.69	2.92
Total from investment operations	0.99	0.52	0.88	0.99	2.60	2.90

Less dividends and distributions:
Distributions from net realized gains	(0.77)	(1.34)	(2.24)	–	–	–
Total dividends and distributions	(0.77)	(1.34)	(2.24)	–	–	–

Net asset value, end of period	$13.28	$13.06	$13.88	$15.24	$14.25	$11.65

Total Return(c)	7.67%(d)	3.86%	5.34%	6.95%	22.42%	33.03%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,863	$2,368	$2,999	$2,492	$4,699	$1,542

Ratio of expenses to average net assets
Before expense limitation	2.28%(e)	2.13%	1.91%	1.76%	1.78%	1.78%
After expense limitation(f)	1.99%(e)	1.99%	1.91%	1.76%	1.78%	1.78%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.19)%(e)	(0.92)%	(0.97)%	(0.80)%	(0.66)%	(0.20)%
After expense limitation(f)	(0.90)%(e)	(0.78)%	(0.97)%	(0.80)%	(0.66)%	(0.20)%
Portfolio turnover rate	81%(d)	158%	201%	202%	87%	91%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Consumer Staples Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$7.98	$9.20	$11.55	$11.18	$10.20	$8.61
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.02	0.02	0.04	0.11	0.21	0.14
Net realized and unrealized gains/(losses) on investments	0.34	0.96	0.98	1.31	0.98	1.69
Total from investment operations	0.36	0.98	1.02	1.42	1.19	1.83

Less dividends and distributions:
Dividends from net investment income	(0.02)	(0.00)(b)	(0.22)	(0.03)	(0.21)	(0.24)
Distributions from net realized gains	(0.96)	(2.20)	(3.15)	(1.02)	–	–
Total dividends and distributions	(0.98)	(2.20)	(3.37)	(1.05)	(0.21)	(0.24)

Net asset value, end of period	$7.36	$7.98	$9.20	$11.55	$11.18	$10.20

Total Return	5.15%(c)	12.09%	8.66%	13.32%	11.75%	21.50%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$24,485	$31,799	$8,651	$25,731	$33,813	$37,567

Ratio of expenses to average net assets
Before expense limitation	1.64%(d)	1.74%	1.87%	1.45%	1.51%	1.55%
After expense limitation(e)	1.51%(d)	1.51%	1.51%	1.45%	1.51%	1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.28%(d)	0.00%(f)	(0.01)%	0.94%	1.92%	1.40%
After expense limitation(e)	0.41%(d)	0.23%	0.35%	0.94%	1.92%	1.44%
Portfolio turnover rate	66%(c)	125%	16%	52%	91%	82%

(a)	Calculated using the average shares method.
(b)	Amount less than $(0.005).
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(f)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	35

ICON Consumer Staples Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$7.96		$9.19	$11.58	$11.23	$10.24	$8.68
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.00	(c)	(0.00)(d)(e)	0.02	0.07	0.14	0.11
Net realized and unrealized gains/(losses) on investments	0.35		0.97	0.97	1.32	1.03	1.68
Total from investment operations	0.35		0.97	0.99	1.39	1.17	1.79

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.00)(e)	(0.23)	(0.02)	(0.18)	(0.23)
Distributions from net realized gains	(0.96)		(2.20)	(3.15)	(1.02)	–	–
Total dividends and distributions	(0.97)		(2.20)	(3.38)	(1.04)	(0.18)	(0.23)

Net asset value, end of period	$7.34		$7.96	$9.19	$11.58	$11.23	$10.24

Total Return(f)	5.05%(g)		11.93%	8.32%	12.99%	11.52%	20.94%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,517		$8,409	$3,602	$2,740	$2,744	$1,499

Ratio of expenses to average net assets
Before expense limitation	2.15%(h)		1.97%	2.12%	2.04%	1.84%	2.05%
After expense limitation(i)	1.76%(h)		1.76%	1.76%	1.75%	1.75%	1.77%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.32)%(h)		(0.23)%	(0.15)%	0.35%	1.20%	0.82%
After expense limitation(i)	0.07%(h)		(0.02)%	0.21%	0.64%	1.29%	1.10%
Portfolio turnover rate	66%(g)		125%	16%	52%	91%	82%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Amount less than $(0.005).
(f)	The total return calculation excludes any sales charges.
(g)	Not Annualized.
(h)	Annualized.
(i)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

36	www.iconfunds.com

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.66	$11.17	$22.30	$22.59	$19.18	$16.64
Income/(loss) from investment operations:
Net investment income/ (loss)(a)	0.05	0.24	0.11	0.11	0.18	0.16
Net realized and unrealized gains/(losses) on investments	0.28	1.36	(7.42)	0.33	3.51	2.93
Total from investment operations	0.33	1.60	(7.31)	0.44	3.69	3.09

Less dividends and distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.09)	(0.06)	(0.28)	(0.15)
Distributions from net realized gains	–	–	(3.73)	(0.67)	–	(0.40)
Total dividends and distributions	(0.05)	(0.11)	(3.82)	(0.73)	(0.28)	(0.55)

Net asset value, end of period	$12.94	$12.66	$11.17	$22.30	$22.59	$19.18

Total Return	2.62%(b)	14.55%	(36.37)%	1.92%	19.55%	18.87%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$301,344	$327,497	$320,486	$615,541	$659,581	$567,054

Ratio of expenses to average net assets
Before expense limitation	1.41%(c)	1.44%	1.42%	1.28%	1.29%	1.23%
After expense limitation(d)	1.41%(c)	1.44%	1.42%	1.28%	1.29%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.69%(c)	2.04%	0.74%	0.46%	0.85%	0.87%
After expense limitation(d)	0.69%(c)	2.04%	0.74%	0.46%	0.85%	0.87%
Portfolio turnover rate	44%(b)	99%	154%	97%	88%	74%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	37

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.14	$10.77	$21.74	$22.21	$18.87	$16.47
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.02)(b)	0.11	(0.04)	(0.15)	(0.05)	(0.04)
Net realized and unrealized gains/(losses) on investments	0.28	1.31	(7.20)	0.35	3.48	2.88
Total from investment operations	0.26	1.42	(7.24)	0.20	3.43	2.84

Less dividends and distributions:
Dividends from net investment income	(0.02)	(0.05)	–	–	(0.09)	(0.04)
Distributions from net realized gains	–	–	(3.73)	(0.67)	–	(0.40)
Total dividends and distributions	(0.02)	(0.05)	(3.73)	(0.67)	(0.09)	(0.44)

Net asset value, end of period	$12.38	$12.14	$10.77	$21.74	$22.21	$18.87

Total Return(c)	2.13%(d)	13.31%	(36.99)%	0.83%	18.30%	17.50%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,195	$10,124	$9,972	$17,170	$14,691	$8,257

Ratio of expenses to average net assets
Before expense limitation	2.46%(e)	2.49%	2.43%	2.38%	2.35%	2.36%
After expense limitation(f)	2.46%(e)	2.49%	2.43%	2.38%	2.35%	2.36%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.35)%(e)	0.99%	(0.26)%	(0.65)%	(0.25)%	(0.20)%
After expense limitation(f)	(0.35)%(e)	0.99%	(0.26)%	(0.65)%	(0.25)%	(0.20)%
Portfolio turnover rate	44%(d)	99%	154%	97%	88%	74%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

38	www.iconfunds.com

ICON Energy Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.60	$11.11	$22.20	$22.50	$19.12	$16.59
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.02	0.21	0.07	0.04	0.11	0.11
Net realized and unrealized gains/(losses) on investments	0.29	1.35	(7.39)	0.35	3.51	2.91
Total from investment operations	0.31	1.56	(7.32)	0.39	3.62	3.02

Less dividends and distributions:
Dividends from net investment income	(0.04)	(0.07)	(0.04)	(0.02)	(0.24)	(0.09)
Distributions from net realized gains	–	–	(3.73)	(0.67)	–	(0.40)
Total dividends and distributions	(0.04)	(0.07)	(3.77)	(0.69)	(0.24)	(0.49)

Net asset value, end of period	$12.87	$12.60	$11.11	$22.20	$22.50	$19.12

Total Return(b)	2.47%(c)	14.19%	(36.55)%	1.67%	19.21%	18.47%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,453	$14,648	$14,588	$26,695	$26,170	$15,836

Ratio of expenses to average net assets
Before expense limitation	1.73%(d)	1.73%	1.66%	1.55%	1.61%	1.55%
After expense limitation(e)	1.73%(d)	1.73%	1.66%	1.55%	1.61%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.37%(d)	1.77%	0.50%	0.19%	0.51%	0.61%
After expense limitation(e)	0.37%(d)	1.77%	0.50%	0.19%	0.51%	0.61%
Portfolio turnover rate	44%(c)	99%	154%	97%	88%	74%

(a)	Calculated using the average shares method.
(b)	The total return calculation excludes any sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	39

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$7.67	$7.74	$7.83	$7.47	$6.04	$4.69
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.01	0.08	0.04	0.00(b)	0.04	0.04
Net realized and unrealized gains/(losses) on investments	1.66	(0.15)	(0.08)	0.54	1.44	1.34
Total from investment operations	1.67	(0.07)	(0.04)	0.54	1.48	1.38

Less dividends and distributions:
Dividends from net investment income	(0.09)	–	(0.05)	(0.18)	(0.05)	(0.03)
Total dividends and distributions	(0.09)	–	(0.05)	(0.18)	(0.05)	(0.03)

Net asset value, end of period	$9.25	$7.67	$7.74	$7.83	$7.47	$6.04

Total Return	21.75%(c)	(0.90)%	(0.55)%	7.27%	24.68%	29.54%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$41,039	$43,354	$49,106	$32,286	$11,853	$27,696

Ratio of expenses to average net assets
Before expense limitation	1.37%(d)	1.40%	1.49%	1.64%	1.47%	1.39%
After expense limitation(e)	1.37%(d)	1.40%	1.49%	1.50%	1.47%	1.39%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.32%(d)	1.00%	0.52%	(0.20)%	0.65%	0.70%
After expense limitation(e)	0.32%(d)	1.00%	0.52%	(0.06)%	0.65%	0.70%
Portfolio turnover rate	37%(c)	49%	51%	79%	95%	95%

(a)	Calculated using the average shares method.
(b)	Amount less than $0.005.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

40	www.iconfunds.com

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$7.71	$7.82	$7.89	$7.37	$5.99	$4.68
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.00)(c)(d)	0.05	0.02	(0.02)	0.06	0.01
Net realized and unrealized gains/(losses) on investments	1.66	(0.16)	(0.07)	0.54	1.38	1.33
Total from investment operations	1.66	(0.11)	(0.05)	0.52	1.44	1.34

Less dividends and distributions:
Dividends from net investment income	(0.08)	–	(0.02)	–	(0.06)	(0.03)
Total dividends and distributions	(0.08)	–	(0.02)	–	(0.06)	(0.03)

Net asset value, end of period	$9.29	$7.71	$7.82	$7.89	$7.37	$5.99

Total Return(e)	21.52%(f)	(1.41)%	(0.69)%	7.20%	24.20%	28.83%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,131	$2,542	$1,974	$541	$936	$9,278

Ratio of expenses to average net assets
Before expense limitation	2.09%(g)	2.12%	2.19%	2.35%	1.88%	1.80%
After expense limitation(h)	1.75%(g)	1.75%	1.75%	1.75%	1.76%	1.77%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.42)%(g)	0.26%	(0.15)%	(0.86)%	0.82%	0.09%
After expense limitation(h)	(0.08)%(g)	0.63%	0.29%	(0.26)%	0.94%	0.12%
Portfolio turnover rate	37%(f)	49%	51%	79%	95%	95%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	Amount less than $(0.005).
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	41

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$15.40	$17.83	$22.42	$22.17	$17.56	$13.56
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.01)	(0.04)	(0.09)	(0.11)	0.03	0.17
Net realized and unrealized gains/(losses) on investments	0.64	1.54	1.02	6.18	4.75	3.97
Total from investment operations	0.63	1.50	0.93	6.07	4.78	4.14

Less dividends and distributions:
Dividends from net investment income	–	–	–	(0.03)	(0.17)	(0.14)
Distributions from net realized gains	(0.24)	(3.93)	(5.52)	(5.79)	–	–
Total dividends and distributions	(0.24)	(3.93)	(5.52)	(5.82)	(0.17)	(0.14)

Net asset value, end of period	$15.79	$15.40	$17.83	$22.42	$22.17	$17.56

Total Return	4.15%(b)	9.44%	2.55%	32.27%	27.48%	30.76%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$84,334	$76,218	$95,109	$148,261	$92,171	$100,938

Ratio of expenses to average net assets
Before expense limitation	1.41%(c)	1.44%	1.36%	1.36%	1.39%	1.34%
After expense limitation(d)	1.41%(c)	1.44%	1.36%	1.36%	1.39%	1.34%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.15)%(c)	(0.26)%	(0.45)%	(0.53)%	0.13%	1.08%
After expense limitation(d)	(0.15)%(c)	(0.26)%	(0.45)%	(0.53)%	0.13%	1.08%
Portfolio turnover rate	105%(b)	107%	141%	188%	112%	48%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

42	www.iconfunds.com

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$14.84	$17.37	$22.01	$21.92	$17.42	$13.53
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.04)	(0.09)	(0.14)	(0.14)	(0.03)	0.11
Net realized and unrealized gains/(losses) on investments	0.62	1.49	1.02	6.03	4.69	3.94
Total from investment operations	0.58	1.40	0.88	5.89	4.66	4.05

Less dividends and distributions:
Dividends from net investment income	–	–	–	(0.01)	(0.16)	(0.16)
Distributions from net realized gains	(0.24)	(3.93)	(5.52)	(5.79)	–	–
Total dividends and distributions	(0.24)	(3.93)	(5.52)	(5.80)	(0.16)	(0.16)

Net asset value, end of period	$15.18	$14.84	$17.37	$22.01	$21.92	$17.42

Total Return(c)	3.97%(d)	9.03%	2.33%	31.72%	26.95%	30.19%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,395	$4,921	$15,317	$10,878	$3,748	$390

Ratio of expenses to average net assets
Before expense limitation	1.93%(e)	1.79%	1.62%	1.62%	1.69%	2.89%
After expense limitation(f)	1.75%(e)	1.75%	1.62%	1.62%	1.69%	1.76%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.70)%(e)	(0.63)%	(0.69)%	(0.66)%	(0.15)%	(0.46)%
After expense limitation(f)	(0.52)%(e)	(0.59)%	(0.69)%	(0.66)%	(0.15)%	0.67%
Portfolio turnover rate	105%(d)	107%	141%	188%	112%	48%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	43

ICON Industrials Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.26	$10.94	$11.67	$10.56	$8.26	$6.80
Income/(loss) from investment operations:
Net investment income/ (loss)(a)	(0.04)	(0.02)	0.01	0.01	0.06	0.07
Net realized and unrealized gains/(losses) on investments	2.10	1.34	(0.73)	1.16	2.35	1.48
Total from investment operations	2.06	1.32	(0.72)	1.17	2.41	1.55

Less dividends and distributions:
Dividends from net investment income	–	–	(0.01)	(0.06)	(0.11)	(0.09)
Total dividends and distributions	–	–	(0.01)	(0.06)	(0.11)	(0.09)

Net asset value, end of period	$14.32	$12.26	$10.94	$11.67	$10.56	$8.26

Total Return	16.80%(b)	12.07%	(6.15)%	11.14%	29.52%	22.99%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$22,345	$23,957	$14,251	$35,883	$34,409	$39,621

Ratio of expenses to average net assets
Before expense limitation	1.59%(c)	1.73%	1.53%	1.41%	1.46%	1.40%
After expense limitation(d)	1.51%(c)	1.50%	1.50%	1.41%	1.46%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.62)%(c)	(0.37)%	0.07%	0.07%	0.60%	0.91%
After expense limitation(d)	(0.54)%(c)	(0.14)%	0.10%	0.07%	0.60%	0.91%
Portfolio turnover rate	54%(b)	87%	23%	30%	46%	34%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

44	www.iconfunds.com

ICON Industrials Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.14	$10.86	$11.58	$10.45	$8.10	$6.76
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.05)	(0.04)	(0.02)	(0.03)	0.00(c)	0.08
Net realized and unrealized gains/(losses) on investments	2.06	1.32	(0.70)	1.16	2.36	1.35
Total from investment operations	2.01	1.28	(0.72)	1.13	2.36	1.43

Less dividends and distributions:
Dividends from net investment income	–	–	–	–	(0.01)	(0.09)
Total dividends and distributions	–	–	–	–	(0.01)	(0.09)

Net asset value, end of period	$14.15	$12.14	$10.86	$11.58	$10.45	$8.10

Total Return(d)	16.56%(e)	11.79%	(6.22)%	10.81%	29.20%	21.21%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,354	$998	$596	$298	$4,322	$163

Ratio of expenses to average net assets
Before expense limitation	1.95%(f)	2.96%	2.67%	2.02%	2.09%	2.50%
After expense limitation(g)	1.76%(f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.92)%(f)	(1.59)%	(1.11)%	(0.56)%	(0.32)%	0.18%
After expense limitation(g)	(0.73)%(f)	(0.38)%	(0.19)%	(0.29)%	0.02%	0.93%
Portfolio turnover rate	54%(e)	87%	23%	30%	46%	34%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	Amount less than $0.005.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	45

ICON Information Technology Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$17.96	$14.95	$13.55	$11.44	$10.72	$8.22
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.04)	(0.07)	(0.09)	(0.07)	(0.02)	(0.02)
Net realized and unrealized gains/(losses) on investments	2.06	3.08	1.49	2.18	0.74	2.52
Total from investment operations	2.02	3.01	1.40	2.11	0.72	2.50

Less dividends and distributions:
Distributions from net realized gains	(3.25)	–	–	–	–	–
Total dividends and distributions	(3.25)	–	–	–	–	–

Net asset value, end of period	$16.73	$17.96	$14.95	$13.55	$11.44	$10.72

Total Return	13.15%(b)	20.13%	10.33%	18.44%	6.72%	30.41%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$48,309	$48,953	$45,343	$50,363	$73,851	$83,330

Ratio of expenses to average net assets
Before expense limitation	1.47%(c)	1.49%	1.44%	1.40%	1.38%	1.34%
After expense limitation(d)	1.47%(c)	1.49%	1.44%	1.40%	1.38%	1.34%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.45)%(c)	(0.46)%	(0.62)%	(0.56)%	(0.22)%	(0.20)%
After expense limitation(d)	(0.45)%(c)	(0.46)%	(0.62)%	(0.56)%	(0.22)%	(0.20)%
Portfolio turnover rate	43%(b)	94%	43%	48%	52%	35%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

46	www.iconfunds.com

ICON Information Technology Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$17.55	$14.65	$13.32	$11.30	$10.65	$8.20
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.06)	(0.11)	(0.14)	(0.11)	(0.05)	(0.06)
Net realized and unrealized gains/(losses) on investments	1.99	3.01	1.47	2.13	0.70	2.51
Total from investment operations	1.93	2.90	1.33	2.02	0.65	2.45

Less dividends and distributions:
Distributions from net realized gains	(3.25)	–	–	–	–	–
Total dividends and distributions	(3.25)	–	–	–	–	–

Net asset value, end of period	$16.23	$17.55	$14.65	$13.32	$11.30	$10.65

Total Return(c)	12.93%(d)	19.80%	9.99%	17.88%	6.10%	29.88%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,632	$2,631	$3,170	$455	$2,330	$1,400

Ratio of expenses to average net assets
Before expense limitation	2.01%(e)	2.17%	1.90%	1.94%	2.23%	2.87%
After expense limitation(f)	1.75%(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.99)%(e)	(1.12)%	(1.07)%	(1.10)%	(0.94)%	(1.71)%
After expense limitation(f)	(0.73)%(e)	(0.70)%	(0.92)%	(0.91)%	(0.45)%	(0.59)%
Portfolio turnover rate	43%(d)	94%	43%	48%	52%	35%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	47

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.82	$11.86	$15.09	$13.43	$11.12	$9.00
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.01	0.10	0.04	0.04	0.09	0.11
Net realized and unrealized gains/(losses) on investments	1.66	1.80	(3.23)	1.68	2.40	2.11
Total from investment operations	1.67	1.90	(3.19)	1.72	2.49	2.22

Less dividends and distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.04)	(0.06)	(0.18)	(0.10)
Distributions from net realized gains	–	(0.88)	–	–	–	–
Total dividends and distributions	(0.07)	(0.94)	(0.04)	(0.06)	(0.18)	(0.10)

Net asset value, end of period	$14.42	$12.82	$11.86	$15.09	$13.43	$11.12

Total Return	13.07%(c)	17.24%	(21.22)%	12.85%	22.73%	24.85%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$72,080	$65,787	$60,404	$93,610	$65,782	$41,627

Ratio of expenses to average net assets
Before expense limitation	1.51%(d)	1.59%	1.42%	1.36%	1.45%	1.39%
After expense limitation(e)	1.50%(d)	1.50%	1.42%	1.36%	1.45%	1.39%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.15%(d)	0.70%	0.27%	0.26%	0.72%	1.00%
After expense limitation(e)	0.16%(d)	0.79%	0.27%	0.26%	0.72%	1.00%
Portfolio turnover rate	32%(c)	81%	48%	33%	56%	41%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

48	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.36	$11.51	$14.77	$13.24	$10.94	$8.92
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.06)(c)	(0.03)(c)	(0.11)	(0.12)	(0.04)	0.00(d)
Net realized and unrealized gains/(losses) on investments	1.60	1.76	(3.15)	1.65	2.38	2.08
Total from investment operations	1.54	1.73	(3.26)	1.53	2.34	2.08

Less dividends and distributions:
Dividends from net investment income	(0.05)	–	–	–	(0.04)	(0.06)
Distributions from net realized gains	–	(0.88)	–	–	–	–
Total dividends and distributions	(0.05)	(0.88)	–	–	(0.04)	(0.06)

Net asset value, end of period	$13.85	$12.36	$11.51	$14.77	$13.24	$10.94

Total Return(e)	12.47%(f)	16.11%	(22.07)%	11.56%	21.43%	23.36%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,709	$1,435	$834	$675	$218	$195

Ratio of expenses to average net assets
Before expense limitation	2.88%(g)	3.01%	2.94%	4.17%	4.12%	4.29%
After expense limitation(h)	2.50%(g)	2.51%	2.50%	2.50%	2.50%	2.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.22)%(g)	(0.73)%	(1.22)%	(2.51)%	(1.95)%	(1.82)%
After expense limitation(h)	(0.84)%(g)	(0.23)%	(0.78)%	(0.84)%	(0.33)%	(0.04)%
Portfolio turnover rate	32%(f)	81%	48%	33%	56%	41%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Amount less than $0.005.
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	49

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$12.73	$11.75	$14.96	$13.36	$11.07	$8.97
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.01)(c)	0.06	(0.01)	(0.01)	0.05	0.08
Net realized and unrealized gains/(losses) on investments	1.64	1.81	(3.20)	1.67	2.38	2.10
Total from investment operations	1.63	1.87	(3.21)	1.66	2.43	2.18

Less dividends and distributions:
Dividends from net investment income	(0.07)	(0.01)	–	(0.06)	(0.14)	(0.08)
Distributions from net realized gains	–	(0.88)	–	–	–	–
Total dividends and distributions	(0.07)	(0.89)	–	(0.06)	(0.14)	(0.08)

Net asset value, end of period	$14.29	$12.73	$11.75	$14.96	$13.36	$11.07

Total Return(d)	12.86%(e)	17.05%	(21.46)%	12.47%	22.24%	24.44%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,092	$4,451	$3,078	$8,229	$1,883	$539

Ratio of expenses to average net assets
Before expense limitation	1.91%(f)	2.02%	1.76%	1.72%	2.02%	2.12%
After expense limitation(g)	1.75%(f)	1.75%	1.75%	1.72%	1.75%	1.76%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.25)%(f)	0.24%	(0.06)%	(0.07)%	0.17%	0.34%
After expense limitation(g)	(0.09)%(f)	0.51%	(0.05)%	(0.07)%	0.44%	0.70%
Portfolio turnover rate	32%(e)	81%	48%	33%	56%	41%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

50	www.iconfunds.com

ICON Utilities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$9.49	$8.03	$7.90	$7.22	$6.81	$6.29
Income/(loss) from investment operations:
Net investment income/(loss)(a)	0.14	0.30	0.28	0.22	0.20	0.20
Net realized and unrealized gains/(losses) on investments	0.45	1.43	0.11	0.69	0.43	0.55
Total from investment operations	0.59	1.73	0.39	0.91	0.63	0.75

Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.27)	(0.26)	(0.23)	(0.22)	(0.23)
Distributions from net realized gains	(0.79)	–	–	–	–	–
Total dividends and distributions	(0.93)	(0.27)	(0.26)	(0.23)	(0.22)	(0.23)

Net asset value, end of period	$9.15	$9.49	$8.03	$7.90	$7.22	$6.81

Total Return	6.70%(b)	21.74%	4.93%	12.69%	9.25%	12.01%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$39,300	$43,864	$19,107	$17,920	$29,117	$23,524

Ratio of expenses to average net assets
Before expense limitation	1.57%(c)	1.59%	1.70%	1.52%	1.62%	1.53%
After expense limitation(d)	1.51%(c)	1.50%	1.50%	1.50%	1.51%	1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.98%(c)	3.15%	3.12%	2.84%	2.71%	3.00%
After expense limitation(d)	3.04%(c)	3.24%	3.32%	2.86%	2.81%	3.02%
Portfolio turnover rate	71%(b)	168%	243%	107%	121%	51%

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual | March 31, 2017	51

ICON Utilities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of period	$9.35	$7.92	$7.81	$7.14	$6.73	$6.24
Income/(loss) from investment operations:
Net investment income/(loss)(b)	0.12	0.28	0.26	0.21	0.18	0.20
Net realized and unrealized gains/(losses) on investments	0.46	1.40	0.11	0.68	0.42	0.53
Total from investment operations	0.58	1.68	0.37	0.89	0.60	0.73

Less dividends and distributions:
Dividends from net investment income	(0.13)	(0.25)	(0.26)	(0.22)	(0.19)	(0.24)
Distributions from net realized gains	(0.79)	–	–	–	–	–
Total dividends and distributions	(0.92)	(0.25)	(0.26)	(0.22)	(0.19)	(0.24)

Net asset value, end of period	$9.01	$9.35	$7.92	$7.81	$7.14	$6.73

Total Return(c)	6.66%(d)	21.29%	4.63%	12.44%	8.96%	11.81%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$9,594	$15,868	$5,679	$2,517	$2,402	$7,113

Ratio of expenses to average net assets
Before expense limitation	1.84%(e)	1.79%	1.89%	1.81%	1.74%	1.70%
After expense limitation(f)	1.76%(e)	1.75%	1.75%	1.75%	1.74%	1.70%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.65%(e)	3.10%	3.04%	2.69%	2.55%	3.03%
After expense limitation(f)	2.73%(e)	3.14%	3.18%	2.75%	2.55%	3.03%
Portfolio turnover rate	71%(d)	168%	243%	107%	121%	51%

(a)

Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)

The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

52	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

1. ORGANIZATION

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (formerly ICON Materials Fund) (“Natural Resources Fund”) and ICON Utilities Fund (“Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers two classes of shares: Class S and Class A. The Energy Fund and the Natural Resources Fund also offer a Class C share. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

The Energy Fund has a significant weighting in the Oil & Gas Exploration & Production industry and the Integrated Oil & Gas industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry and the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”) or pursuant to procedures approved by the Board.

Semi-Annual | March 31, 2017	53

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2017:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$29,329,209	$–	$–	$29,329,209
Collateral for Securities on Loan	–	1,199,953	–	1,199,953
Short-Term Investments	–	9,121,016	–	9,121,016
Total	$29,329,209	$10,320,969	$–	$39,650,178

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$25,936,511	$–	$–	$25,936,511
Short-Term Investments	–	3,282,767	–	3,282,767
Total	$25,936,511	$3,282,767	$–	$29,219,278

54	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$314,809,018	$–	$–	$314,809,018
Collateral for Securities on Loan	–	13,018,860	–	13,018,860
Short-Term Investments	–	3,564,394	–	3,564,394
Total	$314,809,018	$16,583,254	$–	$331,392,272

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,806,229	$–	$–	$40,806,229
Collateral for Securities on Loan	–	612,750	–	612,750
Short-Term Investments	–	2,820,514	–	2,820,514
Total	$40,806,229	$3,433,264	$–	$44,239,493

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,015,403	$–	$–	$81,015,403
Collateral for Securities on Loan	–	1,990,361	–	1,990,361
Short-Term Investments	–	10,952,804	–	10,952,804
Total	$81,015,403	$12,943,165	$–	$93,958,568

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,078,620	$–	$–	$23,078,620
Short-Term Investments	–	2,591,209	–	2,591,209
Total	$23,078,620	$2,591,209	$–	$25,669,829

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$50,333,311	$–	$–	$50,333,311
Short-Term Investments	–	1,274,505	–	1,274,505
Total	$50,333,311	$1,274,505	$–	$51,607,816

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	$4,265,710	$648,070	$–	$4,913,780
Construction Materials	6,501,813	1,533,690	–	8,035,503
Gold	3,720,850	1,985,979	–	5,706,829
Integrated Oil & Gas	1,581,900	805,857	–	2,387,757
Other	47,294,987	–	–	47,294,987
Exchange Traded Funds	2,981,490	–	–	2,981,490
Collateral for Securities on Loan	–	2,850,000	–	2,850,000
Short-Term Investments	–	9,679,112	–	9,679,112
Total	$66,346,750	$17,502,708	$–	$83,849,458

Semi-Annual | March 31, 2017	55

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$47,465,095	$–	$–	$47,465,095
Short-Term Investments	–	394,400	–	394,400
Total	$47,465,095	$394,400	$–	$47,859,495

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities were held in any of the Funds at March 31, 2017.

For the six months ended March 31, 2017, there was no transfer activity between Level 1, Level 2 or Level 3.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six months ended March 31, 2017 was limited to purchased options.

The Funds may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

56	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2017, the Energy Fund, Financial Fund and Utilities Fund engaged in purchased put option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Energy Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$(1,003,925)	$–
Total		$(1,003,925)	$–

ICON Financial Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$(197,893)	$–
Total		$(197,893)	$–

ICON Utilities Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Change in unrealized net appreciation/(depreciation) on investments and foreign currency	$161,273	$(80,609)
Total		$161,273	$(80,609)

Semi-Annual | March 31, 2017	57

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The average purchased option contracts during the six months ended March 31, 2017, was as follows:

ICON Energy Fund Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	6,242	144

ICON Financial Fund Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	2,798	92

ICON Utilities Fund Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	609	79

+	The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Funds may engage in short sales on securities the Fund owns or has the right to obtain. Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s prime broker. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statements of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statements of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of and for the six months ended March 31, 2017, the Utilities Fund inadvertently engaged in short selling due to an exercised put option.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

Effective October 14, 2016, the Funds have elected to invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedule of Investments. Prior to October 14, 2016, the Funds used the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the six months ended March 31, 2017, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017. It may also include collateral received from the pre-funding of security loans.

58	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of March 31, 2017:

		Remaining contractual maturity of the lending agreement
		Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Fair Value	Collateral Received	Excess amount due to counterparty
Securities Lending Transactions
ICON Consumer Discretionary Fund
Equity Securities	$	1,175,426	$–	$–	$–	$1,175,426	$1,199,953	$24,527
ICON Energy Fund
Equity Securities		12,796,803	–	–	–	12,796,803	13,018,860	222,057
ICON Financial Fund
Equity Securities		598,230	–	–	–	598,230	612,750	14,520
ICON Healthcare Fund
Equity Securities		1,945,109	–	–	–	1,945,109	1,990,361	45,252
ICON Natural Resources Fund
Equity Securities		2,774,395	–	–	–	2,774,395	2,850,000	75,605

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semi-Annual | March 31, 2017	59

ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be effected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are additional class level expenses that are included on the Statements of Operations:

Fund	Printing Fees	Transfer Agent Fees*	Registration Fees
ICON Consumer Discretionary Fund
Class S	$5,025	$18,702	$7,643
Class A	378	2,470	4,999
ICON Consumer Staples Fund
Class S	2,053	37,683	7,630
Class A	1,254	7,155	8,389
ICON Energy Fund
Class S	33,114	268,585	17,683
Class C	1,060	7,231	4,069
Class A	1,465	11,172	6,264
ICON Financial Fund
Class S	5,487	18,349	8,533
Class A	360	2,030	4,733
ICON Healthcare Fund
Class S	6,822	48,365	11,339
Class A	830	4,149	5,175
ICON Industrials Fund
Class S	4,203	20,779	7,733
Class A	159	1,229	4,017
ICON Information Technology Fund
Class S	6,302	36,469	8,487
Class A	248	1,664	4,528
ICON Natural Resources Fund
Class S	10,577	67,851	9,037
Class C	164	1,219	3,772
Class A	400	4,671	4,790
ICON Utilities Fund
Class S	6,170	41,368	10,618
Class A	752	9,172	6,124

*	Transfer agent out of pocket fees are a Fund level expense.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	–	1.99%
ICON Consumer Staples Fund	1.50%	–	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	–	1.75%
ICON Healthcare Fund	1.50%	–	1.75%
ICON Industrials Fund	1.50%	–	1.75%
ICON Information Technology Fund	1.50%	–	1.75%
ICON Natural Resources Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.50%	–	1.75%

The Funds’ expense limitations will continue in effect until at least January 31, 2018. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2017 the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020
ICON Consumer Discretionary Fund	$–	$–	$4,288	$2,918
ICON Consumer Staples Fund	6,194	36,815	51,650	28,714
ICON Financial Fund	958	3,685	8,903	3,962
ICON Healthcare Fund	–	–	3,006	4,045
ICON Industrials Fund	322	7,666	44,625	11,045
ICON Information Technology Fund	1,128	1,632	8,637	3,238
ICON Natural Resources Fund	4,502	3,552	59,176	11,606
ICON Utilities Fund	498	30,739	31,947	17,455

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets,

0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2017, each Fund’s payment for administrative services to ICON Advisers is included

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ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a non-compensatory Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, the Distribution Plan provides for reimbursement of expenses incurred by IDI related to distribution and marketing. The shareholders of the Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statements of Operations.

In addition, IDI, as Distributor, receives a contingent deferred sales charge at a rate of 1.00% of the purchase price for the sale of Class C shares within one year of purchase. For Class A shares, the public offering price equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. IDI receives a portion of this sales charge and may redistribute it as dealer discounts and brokerage commissions to non-related parties.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid 95% of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2017, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2017, the total related amounts accrued by the Funds under this arrangement was $16,610 and is included in Other Expenses on the Statements of Operations.

The Funds engaged in cross trades with each other and other funds within the Trust, during the six months ended March 31, 2017, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expires on March 20, 2018.

For the six months ended March 31, 2017, the average outstanding loan by Fund was as follows:

Fund*	Average Borrowing (10/01/16 - 3/31/17)^	Average Interest Rates (10/01/16 - 3/31/17)^
ICON Consumer Staples Fund	$3,040,200	1.85%
ICON Energy Fund	1,654,781	1.79%
ICON Financial Fund	440,371	1.87%
ICON Healthcare Fund	160,667	1.99%
ICON Industrials Fund	2,107,126	1.78%
ICON Information Technology Fund	709,869	1.90%
ICON Utilities Fund	523,737	1.96%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2017.
^	The average is calculated based on the actual number of days with outstanding borrowings.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$ 25,796,210	$ 37,409,361
ICON Consumer Staples Fund	19,361,101	31,486,239
ICON Energy Fund	147,395,336	187,498,733
ICON Financial Fund	17,187,034	32,509,805
ICON Healthcare Fund	78,919,016	80,039,240
ICON Industrials Fund	11,413,967	14,527,318
ICON Information Technology Fund	20,888,858	27,937,262
ICON Natural Resources Fund	21,013,583	25,046,079
ICON Utilities Fund	35,736,246	48,600,270

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, partnership adjustments, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital losses will expire unused.

For the year ended September 30, 2016, the following Funds had capital loss carryforwards:

Fund	Expiring in 2017	Expiring in 2018
ICON Financial Fund	$42,575,056	$43,715,782
ICON Industrials Fund	–	18,214,017

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2016, the following Funds utilized capital loss carryforwards:

Fund		Amount
ICON Financial Fund		$ 185,723
ICON Industrials Fund		1,229,396
ICON Information Technology Fund		357,889
ICON Utilities Fund		87,574

For Energy Fund, the short-term and long-term capital losses with no expiration were $80,771,602 and $27,925,037, respectively.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2016, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Consumer Discretionary Fund	$1,967,808	$2,499,540
ICON Consumer Staples Fund	528,316	2,182,632
ICON Energy Fund	3,214,770	–
ICON Healthcare Fund	16,435,757	4,598,527
ICON Natural Resources Fund	325,103	4,742,663
ICON Utilities Fund	1,424,724	–

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ICON Sector Funds	Notes to Financial Statements

March 31, 2017 (Unaudited)

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral*	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
ICON Consumer Discretionary Fund	$584,789	$1,670,665	$–	$–	$(2,303,360)	$(47,906)
ICON Consumer Staples Fund	1,732,630	1,341,627	–	–	(48,472)	3,025,785
ICON Energy Fund	784,757	–	(42,235,817)	(110,650,408)***	(3,732,151)	(155,833,619)
ICON Financial Fund	487,449	–	(4,992,037)	(86,290,838)	(1,335,367)	(92,130,793)
ICON Healthcare Fund	–	1,215,858	(63,244)	–	(1,778,446)	(625,832)
ICON Industrials Fund	–	–	(22,535)	(18,214,017)	1,340,544	(16,896,008)
ICON Information Technology Fund	474,618	8,402,419	–	–	9,930,607	18,807,644
ICON Natural Resources Fund	400,690	–	(5,415,227)	–	206,375	(4,808,162)
ICON Utilities Fund	3,119,151	1,047,759	–	–	1,051,017	5,217,927

*	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.
***	Includes $1,953,769 of deferred passive losses for partnership investments.

As of March 31, 2017, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,805,964	$(1,052,915)	$753,049	$38,897,129
ICON Consumer Staples Fund	553,977	(847,130)	(293,153)	29,512,431
ICON Energy Fund	27,844,907	(17,265,708)	10,579,199	320,813,073
ICON Financial Fund	5,832,245	(731,710)	5,100,535	39,138,958
ICON Healthcare Fund	3,398,150	(2,806,477)	591,673	93,366,895
ICON Industrials Fund	3,066,062	(382,005)	2,684,057	22,985,772
ICON Information Technology Fund	10,535,456	(415,106)	10,120,350	41,487,466
ICON Natural Resources Fund	8,482,104	(1,408,053)	7,074,051	76,775,407
ICON Utilities Fund	2,656,198	(667,026)	1,989,172	45,870,323

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-19, “Technical Corrections and Improvements.” It includes an update to Accounting Standards Codification Topic 820 (“Topic 820”), Fair Value Measurement. The update to Topic 820 clarifies the difference between a valuation approach and a valuation technique. It also requires disclosure when there has been a change in either or both a valuation approach and/or a valuation technique. The changes related to Topic 820 are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2016. Management is currently evaluating the impact of the ASU to the financial statements.

8. SECURITIES AND EXCHANGE COMMISSION REGULATIONS

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

64	www.iconfunds.com

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/16 – 3/31/17).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expense Ratio(a)	Expenses Paid During period October 1, 2016 - March 31, 2017(b)
ICON Consumer Discretionary Fund
Class S
Actual	$ 1,000.00	$ 1,079.90	1.42%	$ 7.36
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.85	1.42%	$ 7.14
Class A
Actual	$ 1,000.00	$ 1,076.70	1.99%	$10.30
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.01	1.99%	$10.00

ICON Consumer Staples Fund
Class S
Actual	$ 1,000.00	$ 1,051.50	1.51%	$ 7.72
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.40	1.51%	$ 7.59
Class A
Actual	$ 1,000.00	$ 1,050.50	1.76%	$ 9.00
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.16	1.76%	$ 8.85

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ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expense Ratio(a)	Expenses Paid During period October 1, 2016 - March 31, 2017(b)
ICON Energy Fund
Class S
Actual	$ 1,000.00	$ 1,026.20	1.41%	$ 7.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.90	1.41%	$ 7.09
Class C
Actual	$ 1,000.00	$ 1,021.30	2.46%	$12.40
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.67	2.46%	$12.34
Class A
Actual	$ 1,000.00	$ 1,024.70	1.73%	$ 8.73
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.31	1.73%	$ 8.70

ICON Financial Fund
Class S
Actual	$ 1,000.00	$ 1,217.50	1.37%	$ 7.57
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.10	1.37%	$ 6.89
Class A
Actual	$ 1,000.00	$ 1,215.20	1.75%	$ 9.66
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Healthcare Fund
Class S
Actual	$ 1,000.00	$ 1,041.50	1.41%	$ 7.18
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.90	1.41%	$ 7.09
Class A
Actual	$ 1,000.00	$ 1,039.70	1.75%	$ 8.90
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Industrials Fund
Class S
Actual	$ 1,000.00	$ 1,168.00	1.51%	$ 8.16
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.40	1.51%	$ 7.59
Class A
Actual	$ 1,000.00	$ 1,165.60	1.76%	$ 9.50
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.16	1.76%	$ 8.85

ICON Information Technology Fund
Class S
Actual	$ 1,000.00	$ 1,131.50	1.47%	$ 7.81
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.60	1.47%	$ 7.39
Class A
Actual	$ 1,000.00	$ 1,129.30	1.75%	$ 9.29
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Natural Resources Fund
Class S
Actual	$ 1,000.00	$ 1,130.70	1.50%	$ 7.97
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.50%	$ 7.54
Class C
Actual	$ 1,000.00	$ 1,124.70	2.50%	$13.24
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.47	2.50%	$12.54
Class A
Actual	$ 1,000.00	$ 1,128.60	1.75%	$ 9.29
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

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ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2017 (Unaudited)

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expense Ratio(a)	Expenses Paid During period October 1, 2016 - March 31, 2017(b)
ICON Utilities Fund
Class S
Actual	$ 1,000.00	$ 1,067.00	1.51%	$ 7.78
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.40	1.51%	$ 7.59
Class A
Actual	$ 1,000.00	$ 1,066.60	1.76%	$ 9.07
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.16	1.76%	$ 8.85

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual | March 31, 2017	67

ICON Sector Funds	Additional Information

March 31, 2017 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

68	www.iconfunds.com

ICON Sector Funds	Privacy Policy

March 31, 2017 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number and account balances
● income and transaction history
● checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual | March 31, 2017	69

ICON Sector Funds	Privacy Policy

March 31, 2017 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?	We collect your personal information, for example, when you
● open an account or enter into an investment advisory contract
● provide account information or give us your contact information
● make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
● Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●      Nonaffiliates we share with can include financial companies such as  custodians, transfer agents, registered representatives, financial advisers  and nonfinancial companies such as fulfillment, proxy voting, and class  action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
● ICON doesn’t jointly market

70	www.iconfunds.com

Intentionally Left Blank

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By E-Mail	info@iconadvisers.com

By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201

In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    June 5, 2017

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    June 5, 2017

*	Print the name and title of each signing officer under his or her signature.